    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 20, 2010

                                           Registration No. 333-74295; 811-09253
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                ---------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     []

PRE-EFFECTIVE AMENDMENT NO.                                                 []
                           --


POST-EFFECTIVE AMENDMENT NO. 146                                           [x]


                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             []


AMENDMENT NO. 147                                                          [x]


                                ---------------

                            WELLS FARGO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               525 MARKET STREET
                            SAN FRANCISCO, CA 94105
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                ---------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 222-8222

                                C. DAVID MESSMAN
                       WELLS FARGO FUNDS MANAGEMENT, LLC
                         525 MARKET STREET, 12TH FLOOR
                            SAN FRANCISCO, CA 94105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             MARCO E. ADELFIO, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

[]   Immediately upon filing pursuant to Rule 485(b), or

[]   on [date], pursuant to Rule 485(b)

[]   60 days after filing pursuant to Rule 485(a)(1), or


[x]  on April 5, 2010, pursuant to Rule 485(a)(1)


[x]  75 days after filing pursuant to Rule 485(a)(2), or

[]   on [date], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Explanatory Note: This Post-Effective Amendment No. 146 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed for the Wells Fargo Advantage Money Market Funds to include a summary section at the front of the Funds' prospectuses, to introduce three new Funds to the Trust and to establish new classes of shares for certain existing Funds.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                _______ __, 2010

                                   Prospectus

                              Administrator Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MONEY MARKET FUNDS

100% Treasury Money Market Fund -  [ticker]

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT THE FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

100% Treasury Money Market                 2
  Fund Summary
Summary of Other Important                 5
  Information
   Regarding Purchase and
  Sale of Fund Shares

--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                       7
100% Treasury Money Market                 9
  Fund
Description of Principal                  10
  Investment Risks
Portfolio Holdings                        11
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management               12
  of the Fund
About Wells Fargo Funds Trust             12
The Investment Adviser                    12
The Sub-Adviser                           13

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY AND SELL FUND
SHARES

Compensation to Dealers and               14
  Shareholder
   Servicing Agents
Pricing Fund Shares                       15
How to Buy Shares                         16
How to Sell Shares                        20
How to Exchange Shares                    22
Account Policies                          23

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                             25
Taxes                                     26
Additional Performance                    27
  Information
Financial Highlights                      28
For More Information              Back Cover

100% TREASURY MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

SHAREHOLDER FEES (fees paid
  directly from your
  investment)
 Maximum sales charge                    None
   (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
 Maximum deferred sales                  None
   charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.27%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.28%
  TOTAL ANNUAL FUND                     0.55%
  OPERATING EXPENSES
  Fee Waivers                           0.25%
  TOTAL ANNUAL FUND                     0.30%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $ 31
   3 Years      $ 97
   5 Years      $228
   10 Years     $613

 2 100% TREASURY MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S.Treasury.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

                                       100% TREASURY MONEY MARKET FUND SUMMARY 3

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                         CALENDAR YEAR RETURNS FOR ADMINISTRATOR CLASS
                                                     AS OF 12/31 EACH YEAR
2000             2001       2002       2003       2004       2005       2006       2007       2008       2009
5.62%            3.59%      1.30%      0.61%      0.77%      2.50%      4.28%      4.28%      1.29%      0.03%

           BEST AND WORST QUARTER
  Best Quarter:     Q4    2000       1.45%
  Worst Quarter:    Q1    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.03%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009           1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS               0.03%        2.46%          2.41%

           4 100% TREASURY MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

INSTITUTIONS PURCHASING FUND  INSTITUTIONS SELLING FUND SHARES            TO PLACE ORDERS OR REDEEM
SHARES                                                                    SHARES
----------------------------- ------------------------------------------- ---------------------------------
OPENING AN ACCOUNT            REDEMPTION INFORMATION                      MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which           Administrator Class shares must be redeemed P.O. Box 8266
  currently have another      according to the terms of your customer     Boston, MA 02266-8266
  account with WELLS FARGO
 ADVANTAGE FUNDS may open an  account with your financial intermediary.   INTERNET:www.wellsfargo.com/
  account by phone or         See HOW TO SELL SHARES beginning on page 20 advantagefunds
  internet. If the            of the Prospectus                           PHONE OR WIRE: 1-800-222-8222 or
  institution does not have                                               1-800-368-7550
  an account, contact your
  investment representative.                                              IN PERSON: Investor Center
 FOR MORE INFORMATION                                                     100 Heritage Reserve
 See HOW TO BUY SHARES                                                    Menomonee Falls,Wisconsin 53051.
  beginning on page 16 of the
  Prospectus
                                                                          CONTACT YOUR INVESTMENT
                                                                          REPRESENTATIVE.

TAX INFORMATION

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND 5
                                                             SALE OF FUND SHARES

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

o    what the Fund is trying to achieve; and

o    how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 7

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
     o    Each Fund will seek to maintain a net asset value of $1.00 per share.
     o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
     o The dollar-weighted average maturity of each Fund will be 90 days or less.
     o    Each Fund will invest only in U.S. dollar-denominated securities.
     o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.
In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

 8 KEY FUND INFORMATION

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
ADMINISTRATOR CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

     o    Debt Securities Risk
     o    Issuer Risk
     o    Management Risk
     o    Market Risk
     o    Money Market Fund Risk
     o    Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                               100% TREASURY MONEY MARKET FUND 9

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

DEBT SECURITIES RISK    Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                        Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

ISSUER RISK             The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

MANAGEMENT RISK         We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK             The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                        The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK  Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                        Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                        term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

REGULATORY RISK         Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

 10 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Fund's Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                               PORTFOLIO HOLDINGS INFORMATION 11

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund will be available in the Fund's semi-annual report for the fiscal half-year ended August 31, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 12 ORGANIZATION AND MANAGEMENT OF THE FUND

THE SUB-ADVISER

The following sub-adviser performs day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                      ORGANIZATION AND MANAGEMENT OF THE FUND 13

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN

The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.10% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS

In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 14 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

 100% Treasury Money Market   10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)
  Fund

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Fund may close early and may value its share at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share, although the Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor the Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the mark-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 15

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

ALL INVESTORS SHOULD UNDERSTAND THE FOLLOWING:

   o U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next BUSINESS DAY after receipt.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

 16 HOW TO BUY SHARES

HOW TO BUY SHARES DIRECTLY:
Administrator Class shares are also available for purchase directly from WELLS FARGO ADVANTAGE FUNDS. Please refer to the following section for details on how to directly purchase Administrator Class shares of the Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS       INITIAL PURCHASE                                  SUBSEQUENT PURCHASES
-------------------------- ------------------------------------------------- -------------------------------------
 Regular accounts          Institutions and other investors are              no minimum
                           required to make a minimum initial
                           investment of $50,000,000 per Fund.
                           There are no minimum subsequent
                           investment requirements. The minimum
                           initial investment may be waived or
                           reduced in certain situations. Please see
                           the Statement of Additional Information
                           for details on minimum initial investment
                           waivers.
 BUYING SHARES             OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
-------------------------- ------------------------------------------------- -------------------------------------
 Through Your Investment   Contact your investment representative            Contact your investment
 Representative            ------------------------------------------------- representative
--------------------------                                                   -------------------------------------
 By Mail                   o    Complete and sign your account application.  o    Enclose a voided check (for
-------------------------- o    Mail the application with your check made         checking accounts) or a deposit
                                payable to the Fund to Investor Services at:      slip (savings accounts).
                                                                                  Alternatively, include a note
                                             REGULAR MAIL                         with your name, the Fund name,
                           -------------------------------------------------      and your account number.
                                     WELLS FARGO ADVANTAGE FUNDS             o    Mail the deposit slip or note
                                            P.O. Box 8266                         with your check made payable to
                                        Boston, MA 02266-8266                     the Fund to the address on
                                                                                  the left.
                                            OVERNIGHT ONLY                   -------------------------------------
                           -------------------------------------------------
                                     WELLS FARGO ADVANTAGE FUNDS
                                  c/o Boston Financial Data Services
                                             30 Dan Road
                                        Canton, MA 02021-2809
                           -------------------------------------------------
 By Telephone              A new account may not be opened by                To buy additional shares or to buy
-------------------------- telephone unless you have another Wells           shares of a new Fund call:
                           Fargo Advantage Fund account with your            o Investor Services at
                           bank information on file. If you do not           1-800-222-8222 or
                           currently have an account, refer to the section   o 1-800-368-7550 for the
                           on buying shares by mail or wire.                 automated phone system
                           ------------------------------------------------- -------------------------------------
 In Person                 Investors are welcome to visit the Investor       See instructions shown to the left.
-------------------------- Center in person to ask questions or conduct      -------------------------------------
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
                           -------------------------------------------------

                                                            HOW TO BUY SHARES 17

 BUYING SHARES
----------------------------------------------------------------------------------------------------
               OPENING AN ACCOUNT                           ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire       o    Complete, sign and mail your account     To buy additional shares, instruct
--------------      application (refer to the section on     your bank or financial institution to
                    buying shares by mail)                   use the same wire instructions shown to
               o    Provide the following instructions to    the left.
                    your financial institution:              ---------------------------------------
                    State Street Bank & Trust
                    Boston, MA
                    Bank Routing Number: ABA 011000028
                    Wire Purchase Account: 9905-437-1
                    Attention: WELLS FARGO ADVANTAGE FUNDS
                    (Name of Fund, Account
                    Number and any applicable
                    share class)
                    Account Name: Provide your
                    name as registered on the
                    Fund account
               ---------------------------------------------
 By Internet   A new account may not be opened by            o    To buy additional shares or buy
-------------- Internet unless you have another Wells Fargo       shares of a new Fund, visit our
               Advantage Fund account with your bank              Web site at www.wellsfargo.com/
               information on file. If you do not currently       advantagefunds.
               have an account, refer to the section on
               buying shares by mail or wire.
               ---------------------------------------------
                                                             o    Subsequent online purchases have a
                                                                  minimum of $100 and a maximum of
                                                                  $100,000. You may be eligible for
                                                                  an exception to this maximum.
                                                                  Please call Investor Services at
                                                                  1-800-222-8222 for more
                                                                  information.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

     o MINIMUM INVESTMENTS. Institutions and other investors are required to make a minimum initial investment of $50,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

     o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

     o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

     o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

 18 HOW TO BUY SHARES

     o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     o EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  100% Treasury Money Market
  Fund
  o By 1:00 p.m. (ET)          Same Business Day
  o After 1:00 p.m. (ET)       Next Business Day
----------------------------- -----------------------------

                                                            HOW TO BUY SHARES 19

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your investment representative.

 SELLING SHARES             TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ---------------------------------------------------------------------
 By Telephone /             o  To speak with an investor services representative call
 Electronic Funds Transfer     1-800-222-8222 or use the automated phone system at
---------------------------    1-800-368-7550.
(EFT)
--------------------------- o  Redemptions processed by EFT to a linked Wells Fargo Bank account, and received by the deadlines listed in the "Redemption Orders"
                               section below, will occur same day for Wells Fargo Advantage money market funds.
                            o  Transfers made to a Wells Fargo Bank Account are made available sooner than transfers to an unaffiliated institution.
                            o  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                            NOTE: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.
                            --------------
 By Wire                    o  To arrange for a Federal Funds wire, call 1-800-222-8222.
--------------------------- o  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                            o  We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                            ---------------------------------------------------------------------
 By Internet                Visit our Web site at www.wellsfargo.com/advantagefunds.
--------------------------- ---------------------------------------------------------------------
 In Person                  Investors are welcome to visit the Investor Center in person to ask
---------------------------
                            questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                            53051.
                            --------------
 Through Your Investment    Contact your investment representative.
  Representative
--------------------------- --------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

   o RIGHT TO DELAY PAYMENT. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts

 20 HOW TO SELL SHARES
     with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days. Generally, those extraordinary circumstances are when:
     (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                   PROCEEDS WIRED                 DIVIDENDS
---------------------------  ------------------------------ ------------------------------
 100% Treasury Money Market
  Fund
 o By 1:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 1:00 p.m. (ET)       Next Business Day              Earned on day of request
---------------------------- ------------------------------ ------------------------------

                                                           HOW TO SELL SHARES 21

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exception:

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o If you exchange between a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price
   (POP) of the new Fund unless you are otherwise eligible to buy shares at NAV.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

 22 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more; and
   o must have your distributions reinvested.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords

                                                             ACCOUNT POLICIES 23
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 24 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund declares distributions of any net investment income daily, and makes such distributions monthly. The Fund generally makes distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call
1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Fund prior to establishing this option.

                                                                DISTRIBUTIONS 25

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Distributions of net investment income from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

 26 TAXES

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Fund. The sub-section below titled "Share Class Performance" provides history for the Fund.

SHARE CLASS PERFORMANCE
The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class or a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o 100% TREASURY MONEY MARKET FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on [date]. Performance shown for the Administrator Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class share returns would be because the Service Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                           ADDITIONAL PERFORMANCE INFORMATION 27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period, unless otherwise noted. The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual or semi-annual report, a copy of which is available upon request.

 28 FINANCIAL HIGHLIGHTS

100% TREASURY MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON DECEMBER 3, 1990
For a share outstanding throughout each period

                                  AUG. 31,
                                   2009           FEB. 28,         FEB. 29,     FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:          (UNAUDITED)        2009              2008         2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                              $1.00           $1.00             $1.00        $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income              0.00            0.01              0.04         0.04          0.03          0.01          0.01
  (loss)
  Net realized and unrealized
   gain (loss) on investments        0.00            0.00              0.00         0.00          0.00          0.00          0.00
                                   ------          -------           ------       ------        ------        ------        ------
  Total from investment
   operations                        0.00            0.01              0.04         0.04          0.03          0.01          0.01
                                   ------          -------           ------       ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 0.00           (0.01)            (0.04)       (0.04)        (0.03)        (0.01)        (0.01)
  Distributions from net
   realized gain                     0.00            0.00              0.00         0.00          0.00          0.00          0.00
                                   ------          -------           ------       ------        ------        ------        ------
  Total distributions                0.00           (0.01)            (0.04)       (0.04)        (0.03)        (0.01)        (0.01)
                                   ------          -------           ------       ------        ------        ------        ------
 NET ASSET VALUE, END OF            $1.00           $1.00             $1.00        $1.00         $1.00         $1.00         $1.00
                                   ======          =======           ======       ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                     0.01%           0.86%             3.97%        4.44%         2.64%         1.11%         0.53%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                      $6,043,218      $7,641,351        $6,039,209   $4,049,964    $3,581,797    $3,031,989    $2,978,019
  Ratio of net investment
   income (loss) to average
   net assets/3/                     0.01%           0.74%             3.85%        4.36%         2.89%         1.12%         0.52%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                     0.7/4/            0.73%/4/          0.73%        0.74%         0.73%         0.68%         0.55%
  Waived fees and reimbursed
   expenses/3/                      (0.50)%         (0.27)%           (0.23)%      (0.24)%       (0.23)%       (0.18)%       (0.06)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                       0.24%/4/        0.46%/4/          0.50%        0.50%         0.50%         0.50%         0.49%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.73%           0.72%
  Net Expenses            0.22%           0.45%

                                                         FINANCIAL HIGHLIGHTS 29

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                               XXXX/Pxxxx (3-10)
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                _______ __, 2010

                                   Prospectus

                                  Daily Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MONEY MARKET FUNDS

Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT THE FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

Money Market Fund Summary              2
Summary of Other Important             5
  Information
   Regarding Purchase and
  Sale of Fund Shares

--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                   7
Money Market Fund                      9
Description of Principal              10
  Investment Risks
Portfolio Holdings                    12
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management           13
  of the Fund
About Wells Fargo Funds Trust         13
The Investment Adviser                13
The Sub-Adviser                       14

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY AND SELL FUND
SHARES

Compensation to Dealers and           15
  Shareholder
   Servicing Agents
Pricing Fund Shares                   17
How to Buy Shares                     18
How to Sell Shares                    19
Account Policies                      21

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                         22
Taxes                                 23
Additional Performance                24
  Information
Financial Highlights                  25
For More Information          Back Cover

MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.26%
  Distribution (12b-1) Fees             0.25%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.06%
  OPERATING EXPENSES
  Fee Waivers                           0.03%
  TOTAL ANNUAL FUND                     1.03%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           105
   3 Years      $           328
   5 Years      $           576
   10 Years     $         1,286

 2 MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments.We will only purchase First Tier securities.These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements.These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                     MONEY MARKET FUND SUMMARY 3

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                             CALENDAR YEAR RETURNS FOR DAILY CLASS
                                                     AS OF 12/31 EACH YEAR
2000          2001       2002       2003       2004       2005       2006       2007       2008       2009
5.80%         3.52%      1.16%      0.49%      0.68%      2.53%      4.38%      4.67%      2.24%      0.12%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.49%
  Worst Quarter:      Q4    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.12%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 DAILY CLASS                       0.12%        2.77%          2.54%

 4 MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Daily Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Daily Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. For more information about buying and selling shares, including investing through financial intermediaries, ask your financial professional or see "How To Buy Shares" and "How to Sell Shares" beginning on pages [x] and [y] of the Prospectus.

 INSTITUTIONS PURCHASING FUND INSTITUTIONS SELLING FUND SHARES              TO PLACE ORDERS OR REDEEM
                              ---------------------------------------------
 SHARES                                                                     SHARES
------------------------------                                              -----------------------------
 MINIMUM INVESTMENTS          REDEMPTION INFORMATION                        CONTACT YOUR SHAREHOLDER
 Fund shares have no minimum  Daily Class shares may be redeemed on any     SERVICING AGENT.
 initial or subsequent        day your shareholder servicing agent is open
 purchase
 requirements.                for business in accordance to the terms of
 FOR MORE INFORMATION         your customer account agreement.
 See HOW TO BUY SHARES        See HOW TO SELL SHARES beginning on page [x]
 beginning
 on page [x] of the           of the Prospectus
 Prospectus


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND 5
                                                             SALE OF FUND SHARES

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

o  what the Fund is trying to achieve; and

o  how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 7

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

 8 KEY FUND INFORMATION

MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
DAILY CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                             MONEY MARKET FUND 9

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

COUNTER-PARTY RISK           When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                             Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                             Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK         Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                             Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

FOREIGN INVESTMENT RISK      Investments in foreign obligations are subject to more risks than U.S. domestic obligations.
                             These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, returns realized on foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities may involve foreign withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently than U.S. markets.

ISSUER RISK                  The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.


 10 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                             The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK       Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                             Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                             term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

U.S. GOVERNMENT OBLIGATIONS  U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government
RISK                         agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal
                             Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S.
                             Government) include the Federal National Mortgage Association (FNMA) and the Federal
                             Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a
                             Portfolio that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 11

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Fund's Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

 12 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund will be available in the Fund's semi-annual report for the fiscal half-year ended August 31, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                      ORGANIZATION AND MANAGEMENT OF THE FUND 13

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

 14 ORGANIZATION AND MANAGEMENT OF THE FUND

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Daily Class shares of the Fund pay an annual fee of 0.35% of average daily net assets.

SHAREHOLDER SERVICING PLAN
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 15 of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 16 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

 Money Market Fund   10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Fund may close early and may value its share at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share, although the Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor the Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the mark-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 17

HOW TO BUY SHARES
--------------------------------------------------------------------------------

You can buy Fund shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund. Please contact your shareholder servicing agent for more information.

GENERAL NOTES FOR BUYING SHARES

   o MINIMUM INVESTMENTS. Fund shares have no minimum initial or subsequent purchase requirements.

   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   o EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                 DIVIDENDS BEGIN TO ACCRUE:
  Money Market Fund
  o By 3:00 p.m. (ET)       Same Business Day
  o After 3:00 p.m. (ET)    Next Business Day
-------------------------- -----------------------------

 18 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

   o RIGHT TO DELAY PAYMENT. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted;
     (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                PROCEEDS WIRED                 DIVIDENDS
------------------------- ------------------------------ ------------------------------
 Money Market Fund
 o By 3:00 p.m. (ET)       Same Business Day              Not earned on day of request
 o After 3:00 p.m. (ET)    Next Business Day              Earned on day of request
------------------------- ------------------------------ ------------------------------

                                                           HOW TO SELL SHARES 19

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

 20 HOW TO SELL SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 21

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund declares distributions of any net investment income daily, and makes such distributions monthly. The Fund generally makes distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

 22 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to the Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions of the Fund's ordinary income, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 23

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Fund. The sub-section below titled "Share Class Performance" provides history for the Fund.

SHARE CLASS PERFORMANCE
The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class or a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o MONEY MARKET FUND - DAILY CLASS SHARES. Daily Class shares incepted on [date]. Performance shown for the Daily Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Daily Class shares. The Class A shares annual returns are substantially similar to what the Daily Class share returns would be because the Class A and Daily Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

 24 ADDITIONAL PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period, unless otherwise noted. The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual or semi-annual report, a copy of which is available upon request.

                                                         FINANCIAL HIGHLIGHTS 25

MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 1, 1992
For a share outstanding throughout each period

                                  AUG. 31,
                                   2009           FEB. 28,        FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:          (UNAUDITED)        2009            2008           2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING OF
PERIOD                              $1.00           $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income              0.00            0.02             0.04          0.04          0.03          0.01          0.00
  (loss)
  Net realized and unrealized
   gain (loss) on investments        0.00            0.00            (0.00)         0.00          0.00          0.00          0.00
                                   -------         -------          ------        ------        ------        ------        ------
  Total from investment
   operations                        0.00            0.02             0.04          0.04          0.03          0.01          0.00
                                   -------         -------          ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income              0.00/4/           (0.02)           (0.04)        (0.04)        (0.03)        (0.01)         0.00
  Distributions from net
   realized gain                     0.00            0.00             0.00          0.00          0.00          0.00          0.00
                                 ---------         -------          ------        ------        ------        ------        ------
  Total distributions                0.00           (0.02)           (0.04)        (0.04)        (0.03)        (0.01)         0.00
                                 ---------         -------          ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF            $1.00           $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
                                 =========         =======          ======        ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                     0.04%           1.74%            4.48%         4.54%         2.69%         1.03%         0.41%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                      $6,260,634      $8,894,795      $11,659,129    $8,430,922    $6,580,685    $5,268,694    $5,694,911
  Ratio of net investment
   income (loss) to average
   net assets/3/                     0.09%           1.75%            4.37%         4.46%         2.96%         1.02%         0.41%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                       0.91%/5/        0.83%/5/         0.81%         0.82%         0.83%         0.87%         0.93%
  Waived fees and reimbursed
   expenses/3/                      (0.15)%         (0.04)%          (0.05)%       (0.06)%       (0.07)%       (0.11)%       (0.17)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                       0.76%/5/        0.79%/5/         0.76%         0.76%         0.76%         0.76%         0.76%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.83%           0.80%
  Net Expenses            0.68%           0.76%

 26 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                               XXXX/Pxxxx (3-10)
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                _______ __, 2010

                                   Prospectus

                              Institutional Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MONEY MARKET FUNDS

Municipal Cash Management Money Market Fund -  [ticker]

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT THE FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

Municipal Cash Management              2
  Money Market Fund
   Summary
Summary of Other Important             4
  Information
   Regarding Purchase and
  Sale of Fund Shares

--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                   6
Municipal Cash Management              8
  Money Market Fund
Description of Principal               9
  Investment Risks
Portfolio Holdings                    11
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management           12
  of the Fund
About Wells Fargo Funds Trust         12
The Investment Adviser                12
The Sub-Adviser                       13

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY AND SELL FUND
SHARES

Compensation to Dealers and           14
  Shareholder
   Servicing Agents
Pricing Fund Shares                   15
How to Buy Shares                     16
How to Sell Shares                    18
How to Exchange Shares                20
Account Policies                      21

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                         22
Taxes                                 23
For More Information          Back Cover

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.14%
  TOTAL ANNUAL FUND                     0.24%
  OPERATING EXPENSES
  Fee Waivers                           0.04%
  TOTAL ANNUAL FUND                     0.20%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $         20
   3 Years     $         64

 2 MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

                           MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND SUMMARY 3

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

 INSTITUTIONS PURCHASING FUND INSTITUTIONS SELLING FUND SHARES              TO PLACE ORDERS OR REDEEM
                              ---------------------------------------------
 SHARES                                                                     SHARES
------------------------------                                              --------------
 OPENING AN ACCOUNT           REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which           Institutional Class shares must be redeemed   P.O. Box 8266
 currently have
 another account with WELLS   according to the terms of your customer       Boston, MA 02266-8266
 FARGO
 ADVANTAGE FUNDS may open an  account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 account by phone or          See HOW TO SELL SHARES beginning on page 18   advantagefunds
 internet. If
 the institution does not     of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 have an
 account, contact your                                                      1-800-368-7550
 investment
 representative.                                                            IN PERSON: Investor Center
 FOR MORE INFORMATION                                                       100 Heritage Reserve
 See HOW TO BUY SHARES                                                      Menomonee Falls,Wisconsin 53051.
 beginning
 on page 16 of the Prospectus
                                                                            CONTACT YOUR INVESTMENT
                                                                            REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

 4 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

o  what the Fund is trying to achieve; and

o  how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. The investment policy of the Municipal Cash Management Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

 6 KEY FUND INFORMATION

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

                                                          KEY FUND INFORMATION 7

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
xx/xx/xxxx
INSTITUTIONAL CLASS:
Ticker: XXXXX
Fund Number: xxxx

INVESTMENT OBJECTIVE
The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

DEBT SECURITIES RISK        Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                            Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

ISSUER RISK                 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

MANAGEMENT RISK             We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                 The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                            The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK      Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                            Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                            term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.


                                     DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 9

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a
                           Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax
                           (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet their obligations, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.


 10 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Fund's Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                               PORTFOLIO HOLDINGS INFORMATION 11

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund will be available in the Fund's semi-annual report for the fiscal half-year ended August 31, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 12 ORGANIZATION AND MANAGEMENT OF THE FUND

THE SUB-ADVISER The following sub-adviser performs day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                      ORGANIZATION AND MANAGEMENT OF THE FUND 13

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 14 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

 Municipal Cash Management   10:00a.m., 12:00p.m., and 4:00p.m. (ET)
  Money Market Fund

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share, although the Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the mark-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 15

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Typically, shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

GENERAL NOTES FOR BUYING SHARES

   o MINIMUM INVESTMENTS. Institutions and other investors are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

ALL INVESTORS SHOULD UNDERSTAND THE FOLLOWING:

   o U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

 16 HOW TO BUY SHARES

HOW TO BUY SHARES DIRECTLY:
Institutional Class investors who are interested in purchasing shares directly from a Fund should contact Investor Services at 1-800-260-5969.

   o EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                   DIVIDENDS BEGIN TO ACCRUE:
  Municipal Cash Management
  Money Market
  Fund
  o By 12:00 p.m. (ET)        Same Business Day
  o After 12:00 p.m. (ET)     Next Business Day

---------------------------- -----------------------------

                                                            HOW TO BUY SHARES 17

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 SELLING SHARES             TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ---------------------------------------------------------------------
 By Telephone /             o To speak with an investor services representative call
 Electronic Funds Transfer  1-800-222-8222 or use the automated phone system at
---------------------------
(EFT)
---------------------------
                            1-800-368-7550.
                            o Redemptions processed by EFT to a linked Wells Fargo Bank account, and received by the deadlines listed in the
                            "Redemption Orders" section below, will occur same day for
                            Wells Fargo Advantage money market funds.
                            o Transfers made to a Wells Fargo Bank Account are made
                            available sooner than transfers to an unaffiliated institution.
                            o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.
                            --------------
 By Wire                    o To arrange for a Federal Funds wire, call 1-800-222-8222.
---------------------------
                            o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                            o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                            ---------------------------------------------------------------------
 By Internet                Visit our Web site at www.wellsfargo.com/advantagefunds.
--------------------------- ---------------------------------------------------------------------
 In Person                  Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                            53051.
--------------------------- --------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

   o RIGHT TO DELAY PAYMENT. We can delay the payment of a redemption for up to seven days.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 18 HOW TO SELL SHARES

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days. Generally, those extraordinary circumstances are when:
     (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                  PROCEEDS WIRED                 DIVIDENDS
--------------------------- ------------------------------ ------------------------------
 Municipal Cash Management
  Money
 Market Fund
 o By 12:00 p.m. (ET)        Same Business Day              Not earned on day of request
 o After 12:00 p.m. (ET)     Next Business Day              Earned on day of request
--------------------------- ------------------------------ ------------------------------

                                                           HOW TO SELL SHARES 19

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exception:

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

 20 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Certain Institutions may transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 21

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund declares distributions of any net investment income daily, and makes such distributions monthly. The Fund generally makes distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

 22 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 23

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                               XXXX/Pxxxx (3-10)
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                _______ __, 2010

                                   Prospectus

                                 Service Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MONEY MARKET FUNDS

Heritage Money Market Fund -  [ticker]

Money Market Fund -  [ticker]

Municipal Cash Management Money Market Fund -  [ticker]

Municipal Money Market Fund -  [ticker]

New Jersey Municipal Money Market Fund -  [ticker]

New York Municipal Money Market Fund -  [ticker]

Pennsylvania Municipal Money Market Fund -  [ticker]

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

Heritage Money Market Fund              2
  Summary
Money Market Fund Summary               6
Municipal Cash Management              10
  Money Market Fund
   Summary
Municipal Money Market Fund            13
  Summary
New Jersey Municipal Money             17
  Market Fund
   Summary
New York Municipal Money               20
  Market Fund Summary
Pennsylvania Municipal Money           23
  Market Fund
   Summary
Summary of Other Important             25
  Information
   Regarding Purchase and
  Sale of Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                   27
Heritage Money Market Fund             29
Money Market Fund                      30
Municipal Cash Management              31
  Money Market Fund
Municipal Money Market Fund            32
New Jersey Municipal Money             33
  Market Fund
New York Municipal Money               34
  Market Fund
Pennsylvania Municipal Money           35
  Market Fund
Description of Principal               36
  Investment Risks
Portfolio Holdings                     39
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management            40
  of the Funds
About Wells Fargo Funds Trust          40
The Investment Adviser                 40
The Sub-Adviser                        41

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AND ACCOUNT, HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and            42
  Shareholder
   Servicing Agents
Pricing Fund Shares                    43
How to Open an Account                 44
How to Buy Shares                      45
How to Sell Shares                     48
How to Exchange Shares                 51
Account Policies                       52

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                          54
Taxes                                  55
Additional Performance                 56
  Information
Financial Highlights                   57
For More Information           Back Cover

HERITAGE MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.44%
  TOTAL ANNUAL FUND                     0.54%
  OPERATING EXPENSES
  Fee Waivers                           0.11%
  TOTAL ANNUAL FUND                     0.43%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $          44
   3 Years      $         138
   5 Years      $         267
   10 Years     $         644

 2 HERITAGE MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments.We will only purchase First Tier securities.These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements.These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                            HERITAGE MONEY MARKET FUND SUMMARY 3

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                            CALENDAR YEAR RETURNS FOR SERVICE CLASS
                                                     AS OF 12/31 EACH YEAR
2000                          2001       2002       2003       2004       2005       2006       2007       2008       2009
6.21%                         3.99%      1.53%      0.85%      1.04%      2.89%      4.75%      5.07%      2.69%      0.36%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.60%
  Worst Quarter:      Q4    2009       0.01%

          The Fund's year-to-date performance through December 31, 2009, was 0.36%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     0.36%        3.14%          2.92%

           4 HERITAGE MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 25 of the Prospectus.

                                            HERITAGE MONEY MARKET FUND SUMMARY 5

MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.26%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.45%
  TOTAL ANNUAL FUND                     0.71%
  OPERATING EXPENSES
  Fee Waivers                           0.21%
  TOTAL ANNUAL FUND                     0.50%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $          51
   3 Years      $         160
   5 Years      $         329
   10 Years     $         820

 6 MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments.We will only purchase First Tier securities.These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements.These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                     MONEY MARKET FUND SUMMARY 7

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                            CALENDAR YEAR RETURNS FOR SERVICE CLASS
                                                     AS OF 12/31 EACH YEAR
2000              2001       2002       2003       2004       2005       2006       2007       2008       2009
5.80%             3.52%      1.16%      0.49%      0.68%      2.53%      4.38%      4.67%      2.24%      0.12%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.49%
  Worst Quarter:      Q4    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.12%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     0.12%        2.77%          2.54%

           8 MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 25 of the Prospectus.

                                                     MONEY MARKET FUND SUMMARY 9

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.43%
  TOTAL ANNUAL FUND                     0.53%
  OPERATING EXPENSES
  Fee Waivers                           0.08%
  TOTAL ANNUAL FUND                     0.45%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $          46
   3 Years     $         144

 10 MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

                          MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND SUMMARY 11

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 25 of the Prospectus.

 12 MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND SUMMARY

MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.47%
  TOTAL ANNUAL FUND                     0.77%
  OPERATING EXPENSES
  Fee Waivers                           0.32%
  TOTAL ANNUAL FUND                     0.45%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $          46
   3 Years      $         144
   5 Years      $         328
   10 Years     $         859

                                          MUNICIPAL MONEY MARKET FUND SUMMARY 13

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities.These investments may have fixed, floating, or variable rates of interest.We will only purchase First Tier securities.We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT.The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high- quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity,while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

 14 MUNICIPAL MONEY MARKET FUND SUMMARY

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                            CALENDAR YEAR RETURNS FOR SERVICE CLASS
                                                     AS OF 12/31 EACH YEAR
2000                          2001       2002       2003       2004       2005       2006       2007       2008       2009
4.18%                         2.91%      1.33%      0.85%      0.90%      1.89%      2.93%      3.15%      1.86%      0.14%

           BEST AND WORST QUARTER
  Best Quarter:       Q2    2000       1.08%
  Worst Quarter:      Q4    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.14%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                     0.14%        1.99%          2.01%

                                          MUNICIPAL MONEY MARKET FUND SUMMARY 15

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 25 of the Prospectus.

 16 MUNICIPAL MONEY MARKET FUND SUMMARY

NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.45%
  TOTAL ANNUAL FUND                     0.75%
  OPERATING EXPENSES
  Fee Waivers                           0.30%
  TOTAL ANNUAL FUND                     0.45%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $          46
   3 Years     $         144

                               NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY 17

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New Jersey, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New Jersey individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NEW JERSEY MUNICIPAL SECURITIES RISK. New Jersey's economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

 18 NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 25 of the Prospectus.

                               NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY 19

NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.45%
  TOTAL ANNUAL FUND                     0.75%
  OPERATING EXPENSES
  Fee Waivers                           0.30%
  TOTAL ANNUAL FUND                     0.45%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $          46
   3 Years     $         144

 20 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New York, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New York individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New York individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NEW YORK MUNICIPAL SECURITIES RISK. New York's economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

                                 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY 21

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 25 of the Prospectus.

 22 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.46%
  TOTAL ANNUAL FUND                     0.76%
  OPERATING EXPENSES
  Fee Waivers                           0.31%
  TOTAL ANNUAL FUND                     0.45%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $          46
   3 Years     $         144

                             PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY 23

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Pennsylvania individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

PENNSYLVANIA MUNICIPAL SECURITIES RISK. Pennsylvania's economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

 24 PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

 BUYING FUND SHARES            SELLING FUND SHARES                            TO PLACE ORDERS OR REDEEM
----------------------------- -----------------------------------------------
                                                                              SHARES
                                                                              -----------------------------------
 MINIMUM INITIAL INVESTMENT   See HOW TO SELL SHARES beginning on page [x]    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Service Class: $100,000      of the Prospectus                               P.O. Box 8266
                                                                              Boston, MA 02266-8266
 MINIMUM ADDITIONAL                                                           INTERNET: www.wellsfargo.com/
 INVESTMENT                                                                   advantagefunds
 No minimum                                                                   PHONE OR WIRE: 1-800-222-8222
 See HOW TO BUY SHARES                                                        IN PERSON: Investor Center
 beginning
 on page [x] of the                                                           100 Heritage Reserve
 Prospectus                                                                   Menomonee Falls,WI 53051.

                                                                              CONTACT YOUR FINANCIAL
                                                                              PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND 25
                                                             SALE OF FUND SHARES

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Cash Management Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                         KEY FUND INFORMATION 27

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

 28 KEY FUND INFORMATION

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SERVICE CLASS
Ticker: XXXXX
Fund Number: xxx
(CLOSED TO NEW INVESTORS)

INVESTMENT OBJECTIVE
The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                   HERITAGE MONEY MARKET FUND 29

MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SERVICE CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 30 MONEY MARKET FUND

MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
xx/xx/xxxx
INSTITUTIONAL CLASS:
Ticker: XXXXX
Fund Number: xxxx

INVESTMENT OBJECTIVE
The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                  MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND 31

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
xx/xx/xxxx
SERVICE CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 32 MUNICIPAL MONEY MARKET FUND

NEW JERSEY MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SERVICE CLASS
Ticker: XXXXX
Fund Number: xxxx

INVESTMENT OBJECTIVE
The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax , but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New Jersey, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New Jersey individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New Jersey individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  New Jersey Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                       NEW JERSEY MUNICIPAL MONEY MARKET FUND 33

NEW YORK MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SERVICE CLASS
Ticker: XXXXX
Fund Number: xxx

INVESTMENT OBJECTIVE
The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New York, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New York individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New York individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New York individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  New York Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 34 NEW YORK MUNICIPAL MONEY MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SERVICE CLASS
Ticker: XXXX
Fund Number: xxx

INVESTMENT OBJECTIVE
The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Pennsylvania individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Pennsylvania individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Pennsylvania Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                     PENNSYLVANIA MUNICIPAL MONEY MARKET FUND 35

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

COUNTER-PARTY RISK           When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                             Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                             Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK         Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                             Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

FOREIGN INVESTMENT RISK      Investments in foreign obligations are subject to more risks than U.S. domestic obligations.
                             These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, returns realized on foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities may involve foreign withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently than U.S. markets.

ISSUER RISK                  The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.


 36 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                             The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK       Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                             Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                             term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

MUNICIPAL SECURITIES RISK    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a
                             Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax
                             (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet their obligations, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

NEW JERSEY MUNICIPAL         Events in New Jersey are likely to affect a Fund's investments in New Jersey municipal
SECURITIES RISK              securities. Although New Jersey has a relatively diverse economy, its economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 37

NEW YORK MUNICIPAL           Events in New York are likely to affect a Fund's investments in New York municipal securities.
SECURITIES RISK              Although New York has a diverse economy, its economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

NON-DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

PENNSYLVANIA MUNICIPAL       Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal
SECURITIES RISK              securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

U.S. GOVERNMENT OBLIGATIONS  U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government
RISK                         agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal
                             Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S.
                             Government) include the Federal National Mortgage Association (FNMA) and the Federal
                             Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a
                             Portfolio that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.


 38 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                               PORTFOLIO HOLDINGS INFORMATION 39

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 40 ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 41

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 42 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

 Heritage Money Market         10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and
                               5:00p.m. (ET)
 Money Market                  10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., and 4:00p.m. (ET)
 Municipal Money Market Fund
 Municipal Cash Management
Money Market
 New Jersey Municipal Money    10:00a.m., 12:00p.m. and 4:00p.m. (ET)
  Market
 New York Municipal Money
Market
 Pennsylvania Municipal
  Money Market

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the mark-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 43

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o Directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o Through a brokerage account with an approved selling agent; or

   o Through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES: If a financial intermediary purchases shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

ALL INVESTORS SHOULD UNDERSTAND THE FOLLOWING:

   o U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

 44 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS       INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
-------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts          $100,000                                           no minimum
 BUYING SHARES             OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
-------------------------- -------------------------------------------------- -------------------------------------
 Through Your Investment   Contact your investment representative             Contact your investment
                           --------------------------------------------------
 Representative                                                               representative
--------------------------                                                    -------------------------------------
 By Mail                   o Complete and sign your account                   o Enclose a voided check (for
--------------------------
                           application.                                       checking accounts) or a deposit
                           o Mail the application with your check made        slip (savings accounts).
                           payable to the Fund to Investor Services at:       Alternatively, include a note
                                             REGULAR MAIL                     with your name, the Fund name,
                           --------------------------------------------------
                                     WELLS FARGO ADVANTAGE FUNDS              and your account number.
                                            P.O. Box 8266                     o Mail the deposit slip or note
                                        Boston, MA 02266-8266                 with your check made payable
                                                                              to the Fund to the address on
                                            OVERNIGHT ONLY
                           --------------------------------------------------
                                                                              the left.
                                                                              -------------------------------------
                                     WELLS FARGO ADVANTAGE FUNDS
                                         c/o Boston Financial
                                             30 Dan Road
                                        Canton, MA 02021-2809
                           --------------------------------------------------
 By Telephone              A new account may not be opened by                 To buy additional shares or to buy
--------------------------
                           telephone unless you have another Wells            shares of a new Fund call:
                           Fargo Advantage Fund account with your             o Investor Services at
                           bank information on file. If you do not            1-800-222-8222 or
                           currently have an account, refer to the section    o 1-800-368-7550 for the
                           on buying shares by mail or wire.                  automated phone system
                           -------------------------------------------------- -------------------------------------
 In Person                 Investors are welcome to visit the Investor        See instructions shown to the left.
--------------------------                                                    -------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
                           --------------------------------------------------

                                                            HOW TO BUY SHARES 45

 BUYING SHARES
----------------------------------------------------------------------------------------------------
               OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire                                                     To buy additional shares, instruct
--------------
               o Complete, sign and mail your account
                                                             your bank or financial institution to
               application (refer to the section on buying
                                                             use the same wire instructions
               shares by mail)
                                                             shown to the left.
                                                             --------------------------------------
               o Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
 By Internet   A new account may not be opened by            o To buy additional shares or buy
--------------
               Internet unless you have another Wells Fargo  shares of a new Fund, visit our
               Advantage Fund account with your bank         Web site at
               information on file. If you do not currently  www.wellsfargo.com/
               have an account, refer to the section on      advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------
                                                             o Subsequent online purchases
                                                             have a maximum of $100,000.
                                                             You may be eligible for an
                                                             exception to this maximum.
                                                             Please call Investor Services at
                                                             1-800-222-8222 for more
                                                             information.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the

 46 HOW TO BUY SHARES
     specific disclosure statements and applications for the program through which you intend to invest. Please refer to the Statement of Additional Information for details on additional minimum initial investment waivers.

   o EARNINGS DISTRIBUTIONS. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  Municipal Cash Management
  Money Market
  Municipal Money Market
  New Jersey Municipal Money
  Market
  New York Municipal Money
  Market
  Pennsylvania Municipal
  Money Market
  o By 12:00 p.m. (ET)         Same Business Day
  o After 12:00 p.m. (ET)      Next Business Day

----------------------------- -----------------------------
  Money Market
  o By 3:00 p.m. (ET)          Same Business Day
  o After 3:00 p.m. (ET)       Next Business Day

----------------------------- -----------------------------
  Heritage Money Market
  o By 5:00 p.m. (ET)          Same Business Day
  o After 5:00 p.m. (ET)       Next Business Day

----------------------------- -----------------------------

                                                            HOW TO BUY SHARES 47

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES  TO SELL SOME OR ALL OF YOUR SHARES
---------------- ----------------------------------------------------------------------
 By Mail         o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                 dollar amount you wish to receive (or write "Full Redemption"
                 to redeem your remaining account balance) to the address
                 below.
                 o Make sure all account owners sign the request exactly as their names appear on the account application.
                 o  A medallion guarantee may be required under certain
                 circumstances (see "General Notes for Selling Shares").
                                                  REGULAR MAIL
---------------- ----------------------------------------------------------------------
                                      WELLS FARGO ADVANTAGE FUNDS
                                             P.O. Box 8266
                                         Boston, MA 02266-8266
                                            OVERNIGHT ONLY
                 ----------------------------------------------------------------------
                                      WELLS FARGO ADVANTAGE FUNDS
                                         c/o Boston Financial
                                              30 Dan Road
                                         Canton, MA 02021-2809
                 ----------------------------------------------------------------------
 By Wire         o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------
                 o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                 o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                 ----------------------------------------------------------------------
 By Internet     Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------
                 Redemptions requested on-line are limited to a maximum of
                 $100,000. You may be eligible for an exception to this maximum.
                 Please call Investor Services at 1-800-222-8222 for more
                 information.
                 -----
 In Person       Investors are welcome to visit the Investor Center in person to ask
----------------
                 questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                 53051.
                 -----

 48 HOW TO SELL SHARES

 SELLING SHARES             TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            o Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            o Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            o Redemptions processed by EFT to a linked Wells Fargo Bank account, and received by the deadlines listed in the
                            "Redemption Orders" section below, will occur same day for
                            Wells Fargo Advantage money market funds.
                            o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   o RIGHT TO DELAY PAYMENT. For the Municipal Cash Management Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Heritage Money Market Fund and Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

                                                           HOW TO SELL SHARES 49

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Heritage Money Market Fund and Money Market Fund, and for longer than seven days for the Municipal Cash Management Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted;
     (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                   PROCEEDS WIRED                 DIVIDENDS
---------                    ------------------------------ ------------------------------
 Municipal Cash Management
  Money
 Market
 Municipal Money Market
 New Jersey Municipal Money
  Market
 New York Municipal Money
  Market
 Pennsylvania Municipal
  Money Market
 o By 12:00 p.m. (ET)         Same Business Day              Not earned on day of request
 o After 12:00 p.m. (ET)      Next Business Day              Earned on day of request

---------------------------- ------------------------------ ------------------------------
 Money Market
 o By 3:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 3:00 p.m. (ET)       Next Business Day              Earned on day of request

---------------------------- ------------------------------ ------------------------------
 Heritage Money Market
 o By 5:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 5:00 p.m. (ET)       Next Business Day              Earned on day of request

---------------------------- ------------------------------ ------------------------------

 50 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exception:

   o Service Class shares may be exchanged for other Service Class shares, or for any non-money market fund Class A shares.

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund, which includes a sales load.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                       HOW TO EXCHANGE SHARES 51

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50 for Automatic Investment Plans and at least $100 for Automatic Exchange and Systematic Withdrawal Plans. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more; and
   o must have your distributions reinvested.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions. Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

 52 ACCOUNT POLICIES

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 53

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call
1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 54 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 55

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o HERITAGE MONEY MARKET FUND - SERVICE CLASS SHARES. Service Class shares incepted on [date]. Performance shown for the Service Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and lower than those of the Service Class shares. The Administrator Class shares annual returns are substantially similar to what the Service Class share returns would be because the Administrator Class and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o MONEY MARKET FUND - SERVICE CLASS SHARES. Service Class shares incepted on [date]. Performance shown for the Service Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and higher than those of the Service Class shares. The Class A shares annual returns are substantially similar to what the Service Class share returns would be because the Class A and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o MUNICIPAL MONEY MARKET FUND - SERVICE CLASS SHARES. Service Class shares incepted on [date]. Performance shown for the Service Class reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Service Class shares. The Investor Class shares annual returns are substantially similar to what the Service Class share returns would be because the Investor and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

 56 ADDITIONAL PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period, unless otherwise noted. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual or semi-annual report, a copy of which is available upon request.

                                                         FINANCIAL HIGHLIGHTS 57

HERITAGE MONEY MARKET FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON JUNE 29, 1995
For a share outstanding throughout each period

                                       AUG. 31,
                                        2009          FEB. 28,     FEB. 29,    FEB. 28,      FEB. 28,       OCT.31,       OCT.31,
 FOR THE PERIOD ENDED:               (UNAUDITED)       2009          2008        2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING OF
PERIOD                                   $1.00         $1.00         $1.00        $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.00          0.02          0.05         0.05          0.01          0.03          0.01
  (loss)
  Net realized and unrealized
   gain (loss) on investments             0.00          0.00          0.00         0.00          0.00          0.00          0.00
                                        -------       -------       ------       ------        ------        ------        ------
  Total from investment
   operations                             0.00          0.02          0.05         0.05          0.01          0.03          0.01
                                        -------       -------       ------       ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00         (0.02)        (0.05)       (0.05)        (0.01)        (0.03)        (0.01)
  Distributions from net
   realized gain                          0.00          0.00          0.00         0.00          0.00          0.00          0.00
                                        -------       -------       ------       ------        ------        ------        ------
  Total distributions                     0.00         (0.02)        (0.05)       (0.05)        (0.01)        (0.03)        (0.01)
                                        -------       -------       ------       ------        ------        ------        ------
 NET ASSET VALUE, END OF
  PERIOD
(000)                                    $1.00         $1.00         $1.00        $1.00         $1.00         $1.00         $1.00
                                        =======       =======       ======       ======        ======        ======        ======
 TOTAL RETURN/2/                          0.20%         2.19%         4.90%        4.91%         1.29%         2.54%         0.88%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period         $1,548,569      $918,595      $608,865     $287,293      $288,971      $301,694      $452,770
  Ratio of net investment
   income (loss) to average
   net assets/3/                          0.34%         2.09%         4.68%        4.80%         3.91%         2.41%         0.86%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                            0.39%/4/      0.38%/4/      0.38%        0.40%         0.40%         0.56%         0.68%
  Waived fees and reimbursed
   expenses/3/                           (0.04)%       (0.04)%       (0.04)%      (0.02)%       (0.02)%       (0.17)%       (0.28)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                            0.35%/4/      0.34%/4/      0.34%        0.38%         0.38%         0.39%         0.40%

1 The Fund changed its fiscal year-end from October 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.37%           0.37%
  Net Expenses            0.33%           0.33%

 58 FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 1, 2992
For a share outstanding throughout each period

                                  AUG. 31,
                                   2009           FEB. 28,        FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:          (UNAUDITED)        2009            2008           2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                              $1.00           $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income              0.00            0.02             0.04          0.04          0.03          0.01          0.00
  (loss)
  Net realized and unrealized
   gain (loss) on investments        0.00            0.00            (0.00)         0.00          0.00          0.00          0.00
                                   -------         -------          ------        ------        ------        ------        ------
  Total from investment
   operations                        0.00            0.02             0.04          0.04          0.03          0.01          0.00
                                   -------         -------          ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income              0.00/4/           (0.02)           (0.04)        (0.04)        (0.03)        (0.01)         0.00
  Distributions from net
   realized gain                     0.00            0.00             0.00          0.00          0.00          0.00          0.00
                                 ---------         -------          ------        ------        ------        ------        ------
  Total distributions                0.00           (0.02)           (0.04)        (0.04)        (0.03)        (0.01)         0.00
                                 ---------         -------          ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF            $1.00           $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
                                 =========         =======          ======        ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                     0.04%           1.74%            4.48%         4.54%         2.69%         1.03%         0.41%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                      $6,260,634      $8,894,795      $11,659,129    $8,430,922    $6,580,685    $5,268,694    $5,694,911
  Ratio of net investment
   income (loss) to average
   net assets/3/                     0.09%           1.75%            4.37%         4.46%         2.96%         1.02%         0.41%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                       0.91%/5/        0.83%/5/         0.81%         0.82%         0.83%         0.87%         0.93%
  Waived fees and reimbursed
   expenses/3/                      (0.15)%         (0.04)%          (0.05)%       (0.06)%       (0.07)%       (0.11)%       (0.17)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                       0.76%/5/        0.79%/5/         0.76%         0.76%         0.76%         0.76%         0.76%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.83%           0.80%
  Net Expenses            0.68%           0.76%

                                                         FINANCIAL HIGHLIGHTS 59

MUNICIPAL MONEY MARKET FUND
INVESTOR CLASS SHARES-COMMENCED ON OCTOBER 23, 1986
For a share outstanding throughout each period

                                    AUG. 31,
                                     2009           FEB. 28,       FEB. 29,     FEB. 28,      FEB. 28,      OCT. 31,      OCT. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)         2009            2008         2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING OF
PERIOD                               $1.00           $1.00           $1.00        $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income               0.00            0.02            0.03         0.03          0.01          0.02          0.01
  (loss)
  Net realized and unrealized
   gain (loss) on investments         0.00            0.00           (0.00)        0.00          0.00          0.00          0.00
                                   -------          -------         ------       ------        ------        ------        ------
  Total from investment
   operations                         0.00            0.02            0.03         0.03          0.01          0.02          0.01
                                   -------          -------         ------       ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income               0.00/4/           (0.02)          (0.03)       (0.03)        (0.01)        (0.02)        (0.01)
  Distributions from net
   realized gain                      0.00            0.00            0.00         0.00          0.00          0.00          0.00
                                 ---------          -------         ------       ------        ------        ------        ------
  Total distributions                 0.00           (0.02)          (0.03)       (0.03)        (0.01)        (0.02)        (0.01)
                                 ---------          -------         ------       ------        ------        ------        ------
 NET ASSET VALUE, END OF             $1.00           $1.00           $1.00        $1.00         $1.00         $1.00         $1.00
                                 =========          =======         ======       ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                      0.09%           1.56%           3.01%        3.02%         0.81%         1.69%         0.83%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                         $290,556        $341,112        $388,516     $439,112      $539,844      $597,924      $875,447
  Ratio of net investment
   income (loss) to average
   net assets/3/                      0.18%           1.55%           2.99%        2.97%         2.45%         1.64%         0.81%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                     0.96/5/            0.94%/5/        1.01%        1.04%         1.04%         0.86%         0.65%
  Waived fees and reimbursed
   expenses/3/                       (0.28)%         (0.28)%         (0.37)%      (0.40)%       (0.40)%       (0.20)%       (0.02)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                        0.68%/5/        0.66%/5/        0.64%        0.64%         0.64%         0.66%         0.63%

1 The Fund changed its fiscal year-end from October 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.92%           0.92%
  Net Expenses            0.64%           0.64%

 60 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                               XXXX/Pxxxx (3-10)
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                _______ __, 2010

                                   Prospectus

                                  Sweep Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MONEY MARKET FUNDS

California Municipal Money Market Fund

Government Money Market Fund

Minnesota Money Market Fund

Municipal Money Market Fund

National Tax-Free Money Market Fund

New Jersey Municipal Money Market Fund

New York Municipal Money Market Fund

Pennsylvania Municipal Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

California Municipal Money              3
  Market Fund Summary
Government Money Market Fund            7
  Summary
Minnesota Money Market Fund            11
  Summary
Municipal Money Market Fund            15
  Summary
National Tax-Free Money                19
  Market Fund Summary
New Jersey Municipal Money             23
  Market Fund
   Summary
New York Municipal Money               26
  Market Fund Summary
Pennsylvania Municipal Money           29
  Market Fund
   Summary
Treasury Plus Money Market             32
  Fund Summary
100% Treasury Money Market             36
  Fund Summary
Summary of Other Important             39
  Information
   Regarding Purchase and
  Sale of Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                   41
California Municipal Money             43
  Market Fund
Government Money Market Fund           44
Minnesota Money Market Fund            45
Municipal Money Market Fund            46
National Tax-Free Money                47
  Market Fund
New Jersey Municipal Money             48
  Market Fund
New York Municipal Money               49
  Market Fund
Pennsylvania Municipal Money           50
  Market Fund
Treasury Plus Money Market             51
  Fund
100% Treasury Money Market             52
  Fund
Description of Principal               53
  Investment Risks
Portfolio Holdings                     56
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management            57
  of the Funds
About Wells Fargo Funds Trust          57
The Investment Adviser                 57
The Sub-Adviser                        58

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and            59
  Shareholder
   Servicing Agents
Pricing Fund Shares                    61
How to Buy Shares                      62
How to Sell Shares                     63
Account Policies                       65

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                          66
Taxes                                  67
Additional Performance                 68
  Information
Financial Highlights                   70
For More Information           Back Cover

CALIFORNIA MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.28%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.18%
  OPERATING EXPENSES
  Fee Waivers                           0.13%
  TOTAL ANNUAL FUND                     1.05%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           107
   3 Years      $           334
   5 Years      $           609
   10 Years     $         1,395

                                CALIFORNIA MUNICIPAL MONEY MARKET FUND SUMMARY 3

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax. We will only purchase First Tier securities. The Fund is considered to be non-diversified.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
CALIFORNIA MUNICIPAL SECURITIES RISK. California is experiencing extreme economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

 4 CALIFORNIA MUNICIPAL MONEY MARKET FUND SUMMARY

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                             CALENDAR YEAR RETURNS FOR SWEEP CLASS
                                                     AS OF 12/31 EACH YEAR
2000                  2001       2002       2003       2004       2005       2006       2007       2008       2009
3.05%                 1.90%      0.81%      0.39%      0.58%      1.75%      2.77%      2.98%      1.55%      0.03%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       0.82%
  Worst Quarter:      Q3    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.03%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SWEEP CLASS                       0.03%        1.81%          1.58%

                                CALIFORNIA MUNICIPAL MONEY MARKET FUND SUMMARY 5

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

 6 CALIFORNIA MUNICIPAL MONEY MARKET FUND SUMMARY

GOVERNMENT MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.53%
  TOTAL ANNUAL FUND                     0.98%
  OPERATING EXPENSES
  Fee Waivers                           0.00%
  TOTAL ANNUAL FUND                     0.98%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           102
   3 Years      $           318
   5 Years      $           548
   10 Years     $         1,207

                                          GOVERNMENT MONEY MARKET FUND SUMMARY 7

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S.Government obligations and repurchase agreements collateralized by U.S.Government obligations.These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

 8 GOVERNMENT MONEY MARKET FUND SUMMARY

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                             CALENDAR YEAR RETURNS FOR SWEEP CLASS
                                                     AS OF 12/31 EACH YEAR
2000                  2001       2002       2003       2004       2005       2006       2007       2008       2009
5.73%                 3.54%      1.19%      0.52%      0.77%      2.62%      4.45%      4.62%      1.73%      0.02%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.48%
  Worst Quarter:      Q2    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.02%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SWEEP CLASS                       0.02%        2.68%          2.50%

                                          GOVERNMENT MONEY MARKET FUND SUMMARY 9

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

 10 GOVERNMENT MONEY MARKET FUND SUMMARY

MINNESOTA MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Minnesota Money Market Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.20%
  OPERATING EXPENSES
  Fee Waivers                           0.15%
  TOTAL ANNUAL FUND                     1.05%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           107
   3 Years      $           334
   5 Years      $           614
   10 Years     $         1,412

                                          MINNESOTA MONEY MARKET FUND SUMMARY 11

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities.We invest principally in municipal obligations that pay interest exempt from Minnesota individual income tax and federal income tax, but not necessarily federal AMT.These investments may have fixed, floating, or variable rates of interest.We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Minnesota individual income tax.We will only purchase First Tier securities.We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.The Fund is considered to be non- diversified.

Our security selection is based on several factors, including credit quality, yield and maturity,while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MINNESOTA MUNICIPAL SECURITIES RISK. Minnesota's economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

 12 MINNESOTA MONEY MARKET FUND SUMMARY

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                        CALENDAR YEAR RETURNS FOR SWEEP CLASS
                                                AS OF 12/31 EACH YEAR
2001                2002       2003       2004       2005       2006       2007       2008       2009
2.23%               0.84%      0.33%      0.47%      1.64%      2.68%      2.92%      1.54%      0.10%

           BEST AND WORST QUARTER
  Best Quarter:       Q2    2007       0.75%
  Worst Quarter:      Q3    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.10%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       LIFE OF FUND
 SWEEP CLASS//                     0.10%        1.77%            1.50%

                                          MINNESOTA MONEY MARKET FUND SUMMARY 13

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

 14 MINNESOTA MONEY MARKET FUND SUMMARY

MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.57%
  TOTAL ANNUAL FUND                     1.22%
  OPERATING EXPENSES
  Fee Waivers                           0.17%
  TOTAL ANNUAL FUND                     1.05%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           107
   3 Years      $           334
   5 Years      $           619
   10 Years     $         1,430

                                          MUNICIPAL MONEY MARKET FUND SUMMARY 15

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities.These investments may have fixed, floating, or variable rates of interest.We will only purchase First Tier securities.We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT.The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high- quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity,while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

 16 MUNICIPAL MONEY MARKET FUND SUMMARY

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                             CALENDAR YEAR RETURNS FOR SWEEP CLASS
                                                     AS OF 12/31 EACH YEAR
2000                  2001       2002       2003       2004       2005       2006       2007       2008       2009
4.18%                 2.91%      1.33%      0.85%      0.90%      1.89%      2.93%      3.15%      1.86%      0.14%

           BEST AND WORST QUARTER
  Best Quarter:       Q2    2000       1.08%
  Worst Quarter:      Q4    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.14%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SWEEP CLASS                       0.14%        1.99%          2.01%

                                          MUNICIPAL MONEY MARKET FUND SUMMARY 17

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

 18 MUNICIPAL MONEY MARKET FUND SUMMARY

NATIONAL TAX-FREE MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.00%
  OPERATING EXPENSES
  Fee Waivers                           0.00%
  TOTAL ANNUAL FUND                     1.00%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           102
   3 Years      $           318
   5 Years      $           552
   10 Years     $         1,225

                                  NATIONAL TAX-FREE MONEY MARKET FUND SUMMARY 19

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities.These investments may have fixed, floating, or variable rates of interest.We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT.The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

 20 NATIONAL TAX-FREE MONEY MARKET FUND SUMMARY

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                             CALENDAR YEAR RETURNS FOR SWEEP CLASS
                                                     AS OF 12/31 EACH YEAR
2000                     2001       2002       2003       2004       2005       2006       2007       2008       2009
3.81%                    2.54%      1.18%      0.66%      0.80%      2.00%      3.04%      3.25%      1.86%      0.16%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.00%
  Worst Quarter:      Q3    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.16%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SWEEP CLASS                       0.16%        2.05%          1.92%

                                  NATIONAL TAX-FREE MONEY MARKET FUND SUMMARY 21

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

 22 NATIONAL TAX-FREE MONEY MARKET FUND SUMMARY

NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.20%
  OPERATING EXPENSES
  Fee Waivers                           0.15%
  TOTAL ANNUAL FUND                     1.05%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $         107
   3 Years     $         334

                               NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY 23

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New Jersey, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New Jersey individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NEW JERSEY MUNICIPAL SECURITIES RISK. New Jersey's economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

 24 NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

                               NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY 25

NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.20%
  OPERATING EXPENSES
  Fee Waivers                           0.15%
  TOTAL ANNUAL FUND                     1.05%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $         107
   3 Years     $         334

 26 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New York, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New York individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New York individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NEW YORK MUNICIPAL SECURITIES RISK. New York's economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

                                 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY 27

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

 28 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of the
value of your
investment)
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.56%
  TOTAL ANNUAL FUND                     1.21%
  OPERATING EXPENSES
  Fee Waivers                           0.16%
  TOTAL ANNUAL FUND                     1.05%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $         107
   3 Years     $         334

                             PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY 29

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Pennsylvania individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

PENNSYLVANIA MUNICIPAL SECURITIES RISK. Pennsylvania's economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

 30 PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

                             PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY 31

TREASURY PLUS MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.00%
  OPERATING EXPENSES
  Fee Waivers                           0.00%
  TOTAL ANNUAL FUND                     1.00%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           102
   3 Years      $           318
   5 Years      $           552
   10 Years     $         1,225

 32 TREASURY PLUS MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S.Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

                                      TREASURY PLUS MONEY MARKET FUND SUMMARY 33

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                             CALENDAR YEAR RETURNS FOR SWEEP CLASS
                                                     AS OF 12/31 EACH YEAR
2000                   2001       2002       2003       2004       2005       2006       2007       2008       2009
5.82%                  3.66%      1.35%      0.68%      0.83%      2.64%      4.52%      4.51%      1.30%      0.01%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.52%
  Worst Quarter:      Q1    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.01%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SWEEP CLASS                       0.01%        2.58%          2.52%

           34 TREASURY PLUS MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 39 of the Prospectus.

                                      TREASURY PLUS MONEY MARKET FUND SUMMARY 35

100% TREASURY MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of the
value of your
investment)
  Management Fees                       0.27%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.17%
  OPERATING EXPENSES
  Fee Waivers                           0.12%
  TOTAL ANNUAL FUND                     1.05%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           107
   3 Years      $           334
   5 Years      $           607
   10 Years     $         1,386

 36 100% TREASURY MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S.Treasury.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

                                      100% TREASURY MONEY MARKET FUND SUMMARY 37

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                             CALENDAR YEAR RETURNS FOR SWEEP CLASS
                                                     AS OF 12/31 EACH YEAR
2000                          2001       2002       2003       2004       2005       2006       2007       2008       2009
5.42%                         3.39%      1.11%      0.44%      0.62%      2.35%      4.13%      4.12%      1.15%      0.03%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.40%
  Worst Quarter:      Q1    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.03%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SWEEP CLASS                       0.03%        2.34%          2.26%

           38 100% TREASURY MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Sweep Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Sweep Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. For more information about buying and selling shares, including investing through financial intermediaries, ask your financial professional or see "How To Buy Shares" and "How to Sell Shares" beginning on pages [x] and [y] of the Prospectus.

 INSTITUTIONS PURCHASING FUND                                              TO PLACE ORDERS OR REDEEM
 SHARES                       INSTITUTIONS SELLING FUND SHARES             SHARES
----------------------------- -------------------------------------------- -----------------------------
 MINIMUM INVESTMENTS          REDEMPTION INFORMATION                       CONTACT YOUR SHAREHOLDER
 Fund shares have no minimum  Sweep Class shares may be redeemed on any    SERVICING AGENT.
 initial or subsequent        day your shareholder servicing agent is open
  purchase
 requirements.                for business in accordance to the terms of
 FOR MORE INFORMATION         your customer account agreement.
 See HOW TO BUY SHARES        See HOW TO SELL SHARES beginning on page [x]
  beginning
 on page [x] of the           of the Prospectus
  Prospectus


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND 39
                                                             SALE OF FUND SHARES

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund dislcosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                         KEY FUND INFORMATION 41

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

 42 KEY FUND INFORMATION

CALIFORNIA MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
xx/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT.

We may also invest:

o any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax. We will only purchase First Tier securities. The Fund is considered to be non-diversified.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  California Municipal Securities Risk
   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                       CALIFORNIA MUNICIPAL MONEY MARKET FUND 43

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
xx/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 44 GOVERNMENT MONEY MARKET FUND

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Minnesota Money Market Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments ; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of the Fund's assets in such obligations.

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Minnesota individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Minnesota individual income tax. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Minnesota individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Minnesota Municipal Securities Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                  MINNESOTA MONEY MARKET FUND 45

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
xx/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 46 MUNICIPAL MONEY MARKET FUND

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                          NATIONAL TAX-FREE MONEY MARKET FUND 47

NEW JERSEY MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SWEEP CLASS
Fund Number: xxxx

INVESTMENT OBJECTIVE
The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax , but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New Jersey, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New Jersey individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New Jersey individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  New Jersey Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 48 NEW JERSEY MUNICIPAL MONEY MARKET FUND

NEW YORK MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New York, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New York individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New York individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New York individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  New York Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         NEW YORK MUNICIPAL MONEY MARKET FUND 49

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Pennsylvania individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Pennsylvania individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Pennsylvania Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 50 PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              TREASURY PLUS MONEY MARKET FUND 51

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
SWEEP CLASS
Fund Number: xxx

INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S.
        Treasury.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 52 100% TREASURY MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

CALIFORNIA MUNICIPAL       Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK            Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California is experiencing extreme economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. The economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, the value and liquidity of California municipal securities, and the Fund's net asset value. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

COUNTER-PARTY RISK         When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                           Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                           Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK       Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                           Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

ISSUER RISK                The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

MANAGEMENT RISK            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 53

MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                           The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MINNESOTA MUNICIPAL        Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal
SECURITIES RISK            securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

MONEY MARKET FUND RISK     Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                           Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                           term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a
                           Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax
                           (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet their obligations, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

NEW JERSEY MUNICIPAL       Events in New Jersey are likely to affect a Fund's investments in New Jersey municipal
SECURITIES RISK            securities. Although New Jersey has a relatively diverse economy, its economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.


 54 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

NEW YORK MUNICIPAL         Events in New York are likely to affect a Fund's investments in New York municipal securities.
SECURITIES RISK            Although New York has a diverse economy, its economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

NON-DIVERSIFICATION RISK   Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                           "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                           of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

PENNSYLVANIA MUNICIPAL     Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal
SECURITIES RISK            securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 55

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

 56 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 57

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

 58 ORGANIZATION AND MANAGEMENT OF THE FUNDS

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Sweep Class shares of the Funds pay an annual fee of 0.35% of average daily net assets.

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 59 of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 60 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

 Government Money Market     10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and
 Treasury Plus Money Market  5:00p.m. (ET)
 California Municipal Money
Market
 Minnesota Money Market
 Municipal Money Market
 National Tax-Free Money      10:00a.m., 12:00p.m. and 4:00p.m. (ET)
  Market
 New Jersey Municipal Money
Market
 New York Municipal Money
Market
 Pennsylvania Municipal
Money Market
 100% Treasury Money Market   10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the mark-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 61

HOW TO BUY SHARES
--------------------------------------------------------------------------------

You can buy Fund shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund. Please contact your shareholder servicing agent for more information.

GENERAL NOTES FOR BUYING SHARES

   o MINIMUM INVESTMENTS. Fund shares have no minimum initial or subsequent purchase requirements.

   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   o EARNINGS DISTRIBUTIONS. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  California Municipal Money
  Market
  Minnesota Money Market
  Municipal Money Market
  National Tax-Free Money
  Market
  New Jersey Municipal Money
  Market
  New York Municipal Money
  Market
  Pennsylvania Municipal
  Money Market
  o By 12:00 p.m. (ET)         Same Business Day
  o After 12:00 p.m. (ET)      Next Business Day
----------------------------- -----------------------------
  100% Treasury Money Market
  o By 1:00 p.m. (ET)          Same Business Day
  o After 1:00 p.m. (ET)       Net Business Day
----------------------------- -----------------------------
  Government Money Market
  Treasury Plus Money Market
  o By 5:00 p.m. (ET)          Same Business Day
  o After 5:00 p.m. (ET)       Net Business Day

----------------------------- -----------------------------

 62 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

   o RIGHT TO DELAY PAYMENT. For the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                           HOW TO SELL SHARES 63

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                     ------------------------------ ------------------------------
 California Municipal Money
  Market
 Minnesota Money Market
 Municipal Money Market
 National Tax-Free Money
  Market
 New Jersey Municipal Money
  Market
 New York Municipal Money
  Market
 Pennsylvania Municipal
  Money Market
 o By 12:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 12:00 p.m. (ET)       Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 100% Treasury Money Market
 o By 1:00 p.m. (ET)           Same Business Day              Not earned on day of request
 o After 1:00 p.m. (ET)        Next Business Day              Earned on day of request
----------------------------- ------------------------------ ------------------------------
 Government Money Market
 Treasury Plus Money Market
 o By 5:00 p.m. (ET)           Same Business Day              Not earned on day of request
 o After 5:00 p.m. (ET)        Next Business Day              Earned on day of request

----------------------------- ------------------------------ ------------------------------

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

 64 HOW TO SELL SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 65

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

 66 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to the Funds' shareholders substantially all of the Funds' net investment income and realized net capital gains, if any.With respect to the Municipal Money Market Funds, It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT. Distributions of the Funds' ordinary income, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Funds' net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of the Funds' net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Distributions of net investment income from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 67

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o CALIFORNIA MUNICIPAL MONEY MARKET FUND - SWEEP CLASS SHARES. Sweep Class shares incepted on [date]. Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o GOVERNMENT MONEY MARKET FUND - SWEEP CLASS SHARES. Sweep Class shares incepted on [date]. Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o MINNESOTA MONEY MARKET FUND - SWEEP CLASS SHARES. Sweep Class shares incepted on [date]. Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o MUNICIPAL MONEY MARKET FUND - SWEEP CLASS SHARES. Sweep Class shares incepted on [date]. Performance shown for the Sweep Class reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Investor Class shares annual returns are substantially similar to what the Sweep Class share returns would be because the Investor and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o NATIONAL TAX-FREE MONEY MARKET FUND - SWEEP CLASS SHARES. Sweep Class shares incepted on [date]. Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Service Class shares annual returns are substantially similar to what the Sweep Class share returns would be because the Service and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o TREASURY PLUS MONEY MARKET FUND - SWEEP CLASS SHARES. Sweep Class shares incepted on [date]. Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Service Class shares annual returns are substantially similar to what the Sweep Class share returns would be because the Service and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o 100% TREASURY MONEY MARKET FUND - SWEEP CLASS SHARES. Sweep Class shares incepted on [date]. Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses

 68 ADDITIONAL PERFORMANCE INFORMATION

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                           ADDITIONAL PERFORMANCE INFORMATION 69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period, unless otherwise noted. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual or semi-annual report, a copy of which is available upon request.

 70 FINANCIAL HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JANUARY 1, 1992
For a share outstanding throughout each period

                                  AUG. 31,
                                   2009           FEB. 28,       FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:          (UNAUDITED)        2009            2008          2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                              $1.00           $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income              0.00            0.01            0.03          0.03          0.02          0.01          0.00
  (loss)
  Net realized and unrealized
   gain (loss) on investments        0.00            0.00           (0.00)         0.00          0.00          0.00          0.00
                                   -------         -------         ------        ------        ------        ------        ------
  Total from investment
   operations                        0.00            0.01            0.03          0.03          0.02          0.01          0.00
                                   -------         -------         ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income              0.00/4/           (0.01)          (0.03)        (0.03)        (0.02)        (0.01)         0.00
  Distributions from net
   realized gain                     0.00            0.00            0.00          0.00          0.00          0.00          0.00
                                 ---------         -------         ------        ------        ------        ------        ------
  Total distributions                0.00           (0.01)          (0.03)        (0.03)        (0.02)        (0.01)         0.00
                                 ---------         -------         ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF            $1.00           $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
                                 =========         =======         ======        ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                     0.01%           1.22%           2.85%         2.85%         1.85%         0.79%         0.36%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                      $2,214,157      $3,291,922      $3,837,463    $3,064,445    $2,552,430    $2,423,170    $2,262,957
  Ratio of net investment
   income (loss) to average
   net assets/3/                     0.02%           1.19%           2.79%         2.81%         2.01%         0.78%         0.36%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                       0.89%/5/        0.85%/5/        0.83%         0.84%         0.84%         0.84%         0.85%
  Waived fees and reimbursed
   expenses/3/                      (0.32)%         (0.19)%         (0.18)%       (0.19)%       (0.19)%       (0.19)%       (0.20)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                       0.57%/5/        0.66%/5/        0.65%         0.65%         0.65%         0.65%         0.65%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.84%           0.84%
  Net Expenses            0.51%           0.65%

                                                         FINANCIAL HIGHLIGHTS 71

GOVERNMENT MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                  AUG. 31,
                                   2009          FEB. 28,      FEB. 29,      FEB. 28,      FEB. 28,    MARCH 31,    MARCH 31,
 FOR THE PERIOD ENDED:          (UNAUDITED)       2009           2008          2007        2006/1/       2005         2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                             $1.00           $1.00           $1.00         $1.00         $1.00      $1.00       $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income             0.00            0.01            0.04          0.05          0.03       0.01        0.00
  (loss)
  Net realized and unrealized
   gain (loss) on investments       0.00           (0.00)           0.00          0.00          0.00       0.00        0.00
                                  ------          ------          ------        ------        ------     ------      ------
  Total from investment
   operations                       0.00            0.01            0.04          0.05          0.03       0.01        0.00
                                  ------          ------          ------        ------        ------     ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income             0.00/4/           (0.01)          (0.04)        (0.05)        (0.03)     (0.01)       0.00
  Distributions from net
   realized gain                    0.00            0.00            0.00          0.00          0.00       0.00        0.00
                                --------          ------          ------        ------        ------     ------      ------
  Total distributions               0.00           (0.01)          (0.04)        (0.05)        (0.03)     (0.01)       0.00
                                --------          ------          ------        ------        ------     ------      ------
 NET ASSET VALUE, END OF           $1.00           $1.00           $1.00         $1.00         $1.00      $1.00       $1.00
                                ========          ======          ======        ======        ======     ======      ======
  PERIOD
 TOTAL RETURN/2/                    0.01%           1.22%           4.38%         4.61%         2.78%      1.11%       0.47%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                       $913,121      $1,101,904      $1,921,647    $2,866,700    $1,224,209   $566,832    $365,169
  Ratio of net investment
   income (loss) to average
   net assets/3/                    0.01%           1.29%           4.39%         4.57%         3.13%      1.17%       0.46%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                   0.66/5/         0.64/5/            0.64%         0.64%         0.65%      0.65%       0.71%
  Waived fees and reimbursed
   expenses/3/                     (0.29)%          0.00            0.00%         0.00%         0.00%      0.00%      (0.04)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                      0.37%/5/        0.64%/5/        0.64%         0.64%         0.65%      0.65%       0.67%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.63%           0.63%
  Net Expenses            0.33%           0.63%

 72 FINANCIAL HIGHLIGHTS

MINNESOTA MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON AUGUST 14, 2000
For a share outstanding throughout each period

                                   AUG. 31,
                                    2009         FEB. 28,     FEB. 29,    FEB. 28,     FEB. 28,    MARCH 31,   MARCH 31,
 FOR THE PERIOD ENDED:          (UNAUDITED)       2009          2008        2007       2006/1/       2005        2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                              $1.00         $1.00         $1.00       $1.00        $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income              0.00          0.01          0.03        0.03         0.02        0.01        0.00
  (loss)
  Net realized and unrealized
   gain (loss) on investments        0.00          0.00         (0.00)       0.00         0.00        0.00        0.00
                                  --------       -------       ------      ------       ------      ------      ------
  Total from investment
   operations                        0.00          0.01          0.03        0.03         0.02        0.01        0.00
                                  --------       -------       ------      ------       ------      ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income              0.00/4/         (0.01)        (0.03)      (0.03)       (0.02)      (0.01)       0.00
  Distributions from net
   realized gain                     0.00          0.00          0.00        0.00         0.00        0.00        0.00
                                ----------       -------       ------      ------       ------      ------      ------
  Total distributions                0.00         (0.01)        (0.03)      (0.03)       (0.02)      (0.01)       0.00
                                ----------       -------       ------      ------       ------      ------      ------
 NET ASSET VALUE, END OF            $1.00         $1.00         $1.00       $1.00        $1.00       $1.00       $1.00
                                ==========       =======       ======      ======       ======      ======      ======
  PERIOD
 TOTAL RETURN/2/                     0.02%         1.24%         2.77%       2.78%        1.75%       0.68%       0.28%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                        $122,914      $179,690      $182,601    $118,011     $138,917    $119,148    $117,237
  Ratio of net investment
   income (loss) to average
   net assets/3/                     0.05%         1.22%         2.71%       2.73%        1.90%       0.66%       0.28%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                       0.96%/5/      0.90%/5/      0.88%       0.90%        0.88%       0.89%       0.90%
  Waived fees and reimbursed
   expenses/3/                      (0.29)%       (0.08)%       (0.08)%     (0.10)%      (0.08)%     (0.09)%     (0.10)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                       0.67%/5/      0.82%/5/      0.80%       0.80%        0.80%       0.80%       0.80%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.91%           0.88%
  Net Expenses            0.61%           0.80%

                                                         FINANCIAL HIGHLIGHTS 73

MUNICIPAL MONEY MARKET FUND
INVESTOR CLASS SHARES-COMMENCED ON OCTOBER 23, 1986
For a share outstanding throughout each period

                                    AUG. 31,
                                     2009           FEB. 28,       FEB. 29,      FEB. 28,     FEB. 28,      OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)         2009            2008          2007       2006/1/         2005         2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $1.00           $1.00           $1.00         $1.00        $1.00         $1.00        $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income               0.00            0.02            0.03          0.03         0.01          0.02         0.01
  (loss)
  Net realized and unrealized
   gain (loss) on investments         0.00            0.00           (0.00)         0.00         0.00          0.00         0.00
                                   -------          -------         ------        ------       ------        ------       ------
  Total from investment
   operations                         0.00            0.02            0.03          0.03         0.01          0.02         0.01
                                   -------          -------         ------        ------       ------        ------       ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income               0.00/4/           (0.02)          (0.03)        (0.03)       (0.01)        (0.02)       (0.01)
  Distributions from net
   realized gain                      0.00            0.00            0.00          0.00         0.00          0.00         0.00
                                 ---------          -------         ------        ------       ------        ------       ------
  Total distributions                 0.00           (0.02)          (0.03)        (0.03)       (0.01)        (0.02)       (0.01)
                                 ---------          -------         ------        ------       ------        ------       ------
 NET ASSET VALUE, END OF             $1.00           $1.00           $1.00         $1.00        $1.00         $1.00        $1.00
                                 =========          =======         ======        ======       ======        ======       ======
  PERIOD
 TOTAL RETURN/2/                      0.09%           1.56%           3.01%         3.02%        0.81%         1.69%        0.83%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                         $290,556        $341,112        $388,516      $439,112     $539,844      $597,924     $875,447
  Ratio of net investment
   income (loss) to average
   net assets/3/                      0.18%           1.55%           2.99%         2.97%        2.45%         1.64%        0.81%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                     0.96/5/            0.94%/5/        1.01%         1.04%        1.04%         0.86%        0.65%
  Waived fees and reimbursed
   expenses/3/                       (0.28)%         (0.28)%         (0.37)%       (0.40)%      (0.40)%       (0.20)%      (0.02)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                        0.68%/5/        0.66%/5/        0.64%         0.64%        0.64%         0.66%        0.63%

1 The Fund changed its fiscal year-end from October 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.92%           0.92%
  Net Expenses            0.64%           0.64%

 74 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON AUGUST 3, 1993
For a share outstanding throughout each period

                                   AUG. 31,       FEB. 28,       FEB. 29,      FEB. 28,     FEB. 28,      MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED:              2009           2009            2008          2007       2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $1.00          $1.00           $1.00         $1.00        $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income               0.00           0.01            0.03          0.03         0.02          0.01          0.01
  (loss)
  Net realized and unrealized
   gain (loss) on investments         0.00           0.00            0.00          0.00         0.00          0.00          0.00
                                    -------        -------         ------        ------       ------        ------        ------
  Total from investment
   operations                         0.00           0.01            0.03          0.03         0.02          0.01          0.01
                                    -------        -------         ------        ------       ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  0.00          (0.01)          (0.03)        (0.03)       (0.02)        (0.01)        (0.01)
  Distributions from net
   realized gain                      0.00           0.00            0.00          0.00         0.00          0.00          0.00
                                    -------        -------         ------        ------       ------        ------        ------
  Total distributions                 0.00          (0.01)          (0.03)        (0.03)       (0.02)        (0.01)        (0.01)
                                    -------        -------         ------        ------       ------        ------        ------
 NET ASSET VALUE, END OF             $1.00          $1.00           $1.00         $1.00        $1.00         $1.00         $1.00
                                    =======        =======         ======        ======       ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                      0.09%          1.52%           3.12%         3.13%        2.08%         1.02%         0.62%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                       $1,342,690     $1,875,018      $1,674,047    $1,303,728   $1,160,594    $1,195,511    $1,262,512
  Ratio of net investment
   income (loss) to average
   net assets/3/                      0.19%          1.47%           3.07%         3.09%        2.23%         1.01%         0.62%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        0.59%/4/       0.57%/4/        0.55%         0.55%        0.56%         0.55%         0.55%
  Waived fees and reimbursed
   expenses/3/                       (0.11)%        (0.10)%         (0.10)%       (0.10)%      (0.11)%       (0.10)%       (0.10)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                        0.48%/4/       0.47%/4/        0.45%         0.45%        0.45%         0.45%         0.45%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.55%           0.55%
  Net Expenses            0.44%           0.45%

                                                         FINANCIAL HIGHLIGHTS 75

TREASURY PLUS MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON OCTOBER 1, 1985
For a share outstanding throughout each period

                                  AUG. 31,       FEB. 28,      FEB. 29,      FEB. 28,     FEB. 28,     MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:             20009          2009           2008          2007       2006/1/        2005          2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                             $1.00          $1.00           $1.00         $1.00       $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income             0.00           0.01            0.04          0.05        0.03          0.01          0.01
  (loss)
  Net realized and unrealized
   gain (loss) on investments       0.00           0.00            0.00          0.00        0.00          0.00          0.00
                                  -------        -------         ------        ------      ------        ------        ------
  Total from investment
   operations                       0.00           0.01            0.04          0.05        0.03          0.01          0.01
                                  -------        -------         ------        ------      ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                0.00          (0.01)          (0.04)        (0.05)      (0.03)        (0.01)        (0.01)
  Distributions from net
   realized gain                    0.00           0.00            0.00          0.00        0.00          0.00          0.00
                                  -------        -------         ------        ------      ------        ------        ------
  Total distributions               0.00          (0.01)          (0.04)        (0.05)      (0.03)        (0.01)        (0.01)
                                  -------        -------         ------        ------      ------        ------        ------
 NET ASSET VALUE, END OF           $1.00          $1.00           $1.00         $1.00       $1.00         $1.00         $1.00
                                  =======        =======         ======        ======      ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                    0.01%          0.88%           4.14%         4.70%       2.78%         1.17%         0.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                       $746,476       $862,686      $1,187,468    $1,283,813    $940,104    $1,205,795    $1,324,943
  Ratio of net investment
   income (loss) to average
   net assets/3/                    0.01%          0.93%           4.11%         4.61%       2.99%         1.12%         0.60%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                      0.56%/4/       0.56%/4/        0.55%         0.55%       0.55%         0.56%         0.55%
  Waived fees and reimbursed
   expenses/3/                     (0.34)%        (0.15)%         (0.05)%       (0.05)%     (0.05)%       (0.06)%       (0.06)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                      0.22%/4/       0.41%/4/        0.50%         0.50%       0.50%         0.50%         0.49%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.55%           0.55%
  Net Expenses            0.21%           0.40%

 76 FINANCIAL HIGHLIGHTS

100% TREASURY MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period

                                    AUG. 31,
                                     2009            FEB. 28,       FEB. 29,      FEB. 28,      FEB. 28,     MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)          2009            2008          2007        2006/1/        2005          2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $1.00            $1.00           $1.00         $1.00         $1.00        $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income               0.00             0.01            0.04          0.04          0.02         0.01          0.00
  (loss)
  Net realized and unrealized
   gain (loss) on investments         0.00             0.00           (0.00)         0.00          0.00         0.00          0.00
                                   --------          -------         ------        ------        ------       ------        ------
  Total from investment
   operations                         0.00             0.01            0.04          0.04          0.02         0.01          0.00
                                   --------          -------         ------        ------        ------       ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income               0.00/4/            (0.01)          (0.04)        (0.04)        (0.02)       (0.01)         0.00
  Distributions from net
   realized gain                      0.00             0.00            0.00          0.00          0.00         0.00          0.00
                                 ----------          -------         ------        ------        ------       ------        ------
  Total distributions                 0.00            (0.01)          (0.04)        (0.04)        (0.02)       (0.01)         0.00
                                 ----------          -------         ------        ------        ------       ------        ------
 NET ASSET VALUE, END OF             $1.00            $1.00           $1.00         $1.00         $1.00        $1.00         $1.00
                                 ==========          =======         ======        ======        ======       ======        ======
  PERIOD
 TOTAL RETURN/2/                      0.01%            0.74%           3.81%         4.29%         2.50%        0.96%         0.36%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                         $251,225         $306,451        $298,220      $256,430      $201,384     $160,233      $162,883
  Ratio of net investment
   income (loss) to average
   net assets/3/                      0.01%            0.68%           3.75%         4.23%         2.72%        0.94%         0.37%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        0.82%/5/         0.83%/5/        0.83%         0.84%         0.83%        0.86%         0.90%
  Waived fees and reimbursed
   expenses/3/                       (0.58)%          (0.25)%         (0.18)%       (0.19)%       (0.18)%      (0.21)%       (0.25)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                        0.24%/5/         0.58%/5/        0.65%         0.65%         0.65%        0.65%         0.65%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.80%           0.82%
  Net Expenses            0.22%           0.57%

                                                         FINANCIAL HIGHLIGHTS 77

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                               XXXX/Pxxxx (3-10)
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                _______ __, 2010

                                   Prospectus

                                  Classes A, C

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MONEY MARKET FUNDS

Money Market Fund -  [ticker]

Municipal Money Market Fund -  [ticker]

New Jersey Municipal Money Market Fund -  [ticker]

New York Municipal Money Market Fund -  [ticker]

Pennsylvania Municipal Money Market Fund -  [ticker]

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

Money Market Fund Summary               2
Municipal Money Market Fund             6
  Summary
New Jersey Municipal Money             10
  Market Fund
   Summary
New York Municipal Money               13
  Market Fund Summary
Pennsylvania Municipal Money           16
  Market Fund
   Summary
Summary of Other Important             18
  Information
   Regarding Purchase and
  Sale of Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                   20
Money Market Fund                      22
Municipal Money Market Fund            23
New Jersey Municipal Money             24
  Market Fund
New York Municipal Money               25
  Market Fund
Pennsylvania Municipal Money           26
  Market Fund
Description of Principal               27
  Investment Risks
Portfolio Holdings                     29
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management            30
  of the Funds
About Wells Fargo Funds Trust          30
The Investment Adviser                 30
The Sub-Adviser                        31

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

Investments in Money Market            32
  Fund Class C Shares
Compensation to Dealers and            33
  Shareholder
   Servicing Agents
Pricing Fund Shares                    35
How to Open an Account                 36
How to Buy Shares                      37
How to Sell Shares                     40
How to Exchange Shares                 43
Account Policies                       44

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                          46
Taxes                                  47
Additional Performance                 48
  Information
Financial Highlights                   49
For More Information           Back Cover

MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)                           CLASS C
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)                            CLASS C
  Management Fees                       0.26%
  Distribution (12b-1) Fees             0.75%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.56%
  OPERATING EXPENSES
  Fee Waivers                           0.11%
  TOTAL ANNUAL FUND                     1.45%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $           148
   3 Years      $           459
   5 Years      $           817
   10 Years     $         1,827

 2 MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments.We will only purchase First Tier securities.These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements.These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                     MONEY MARKET FUND SUMMARY 3

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                    CALENDAR YEAR RETURNS FOR CLASS C as of 12/31 each year
                             (Returns do not reflect sales charges and would be lower if they did)
2000                          2001       2002       2003       2004       2005       2006       2007       2008       2009
5.02%                         2.74%      0.41%      0.13%      0.21%      1.77%      3.60%      3.89%      1.47%      0.01%

           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.30%
  Worst Quarter:      Q2    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was -4.99%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 CLASS C                          -4.99%        1.77%          2.07%

           4 MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 18 of the Prospectus.

                                                     MONEY MARKET FUND SUMMARY 5

MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)                              CLASS A
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.57%
  TOTAL ANNUAL FUND                     0.87%
  OPERATING EXPENSES
  Fee Waivers                           0.22%
  TOTAL ANNUAL FUND                     0.65%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $            66
   3 Years      $           208
   5 Years      $           414
   10 Years     $         1,008

 6 MUNICIPAL MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities.These investments may have fixed, floating, or variable rates of interest.We will only purchase First Tier securities.We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT.The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high- quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity,while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

                                           MUNICIPAL MONEY MARKET FUND SUMMARY 7

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                    CALENDAR YEAR RETURNS FOR CLASS A as of 12/31 each year
                             (Returns do not reflect sales charges and would be lower if they did)
2000                          2001       2002       2003       2004       2005       2006       2007       2008       2009
4.18%                         2.91%      1.33%      0.85%      0.90%      1.89%      2.93%      3.15%      1.86%      0.14%

           BEST AND WORST QUARTER
  Best Quarter:       Q2    2000       1.08%
  Worst Quarter:      Q4    2009       0.00%

          The Fund's year-to-date performance through December 31, 2009, was 0.14%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 CLASS A                           0.14%        1.99%          2.01%

           8 MUNICIPAL MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 18 of the Prospectus.

                                           MUNICIPAL MONEY MARKET FUND SUMMARY 9

NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)                              CLASS A
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     0.85%
  OPERATING EXPENSES
  Fee Waivers                           0.15%
  TOTAL ANNUAL FUND                     0.70%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $          72
   3 Years     $         224

 10 NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New Jersey, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New Jersey individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NEW JERSEY MUNICIPAL SECURITIES RISK. New Jersey's economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

                               NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY 11

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 18 of the Prospectus.

 12 NEW JERSEY MUNICIPAL MONEY MARKET FUND SUMMARY

NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)                              CLASS A
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     0.85%
  OPERATING EXPENSES
  Fee Waivers                           0.15%
  TOTAL ANNUAL FUND                     0.70%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $          72
   3 Years     $         224

                                 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY 13

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New York, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New York individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New York individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NEW YORK MUNICIPAL SECURITIES RISK. New York's economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

 14 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page 18 of the Prospectus.

                                 NEW YORK MUNICIPAL MONEY MARKET FUND SUMMARY 15

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of th  e
value of your
investment)                              CLASS A
  Management Fees                       0.30%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.56%
  TOTAL ANNUAL FUND                     0.86%
  OPERATING EXPENSES
  Fee Waivers                           0.16%
  TOTAL ANNUAL FUND                     0.70%
OPERATING EXPENSES AFTER FE  E
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $          72
   3 Years     $         224

 16 PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY

PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Pennsylvania individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

PENNSYLVANIA MUNICIPAL SECURITIES RISK. Pennsylvania's economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
--------------------------------------------------------------------------------
PERFORMANCE
Because the Fund has not commenced operations, there is no performance to report.

                             PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SUMMARY 17

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

 BUYING FUND SHARES           SELLING FUND SHARES                            TO PLACE ORDERS OR REDEEM
----------------------------- ----------------------------------------------
                                                                             SHARES
                                                                             -----------------------------------
 MINIMUM INITIAL INVESTMENT   MINIMUM REDEMPTION                             MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A: $1,000              Class A and Class C: None                      P.O. Box 8266
                                                                             Boston, MA 02266-8266
 MINIMUM ADDITIONAL           See HOW TO SELL SHARES beginning on page [x]   INTERNET: www.wellsfargo.com/
 INVESTMENT                   of the Prospectus                              advantagefunds
 All Classes: $100                                                           PHONE OR WIRE: 1-800-222-8222
 See HOW TO BUY SHARES                                                       IN PERSON: Investor Center
 beginning
 on page [x] of the                                                          100 Heritage Reserve
 Prospectus                                                                 Menomonee Falls,WI 53051.

                                                                             CONTACT YOUR FINANCIAL
                                                                             PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

 18 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

 20 KEY FUND INFORMATION

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

                                                         KEY FUND INFORMATION 21

MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
CLASS C
Fund Number: xxx

INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 22 MONEY MARKET FUND

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
xx/xx/xxxx
CLASS A
Fund Number: xxx

INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                  MUNICIPAL MONEY MARKET FUND 23

NEW JERSEY MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
CLASS A
Ticker: XXXXX
Fund Number: xxxx

INVESTMENT OBJECTIVE
The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax , but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New Jersey, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New Jersey individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New Jersey individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  New Jersey Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 24 NEW JERSEY MUNICIPAL MONEY MARKET FUND

NEW YORK MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
CLASS A
Ticker: XXXXX
Fund Number: xxx

INVESTMENT OBJECTIVE
The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of New York, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from New York individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and New York individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New York individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  New York Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         NEW YORK MUNICIPAL MONEY MARKET FUND 25

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
x/xx/xxxx
CLASS A
Ticker: XXXX
Fund Number: xxx

INVESTMENT OBJECTIVE
The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Pennsylvania individual income tax. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Pennsylvania individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk
   o  Management Risk
   o  Market Risk
   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Pennsylvania Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 26 PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

COUNTER-PARTY RISK

DEBT SECURITIES RISK       Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                           Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

ISSUER RISK                The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

MANAGEMENT RISK            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                           The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK     Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                           Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                           term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 27

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a
                           Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax
                           (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet their obligations, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

NEW JERSEY MUNICIPAL       Events in New Jersey are likely to affect a Fund's investments in New Jersey municipal
SECURITIES RISK            securities. Although New Jersey has a relatively diverse economy, its economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

NEW YORK MUNICIPAL         Events in New York are likely to affect a Fund's investments in New York municipal securities.
SECURITIES RISK            Although New York has a diverse economy, its economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

NON-DIVERSIFICATION RISK   Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                           "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                           of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

PENNSYLVANIA MUNICIPAL     Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal
SECURITIES RISK            securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.


 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                               PORTFOLIO HOLDINGS INFORMATION 29

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 30 ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 31

INVESTMENTS IN MONEY MARKET FUND CLASS C SHARES
--------------------------------------------------------------------------------

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class C shares. Class C shares of the Money Market Fund are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds. Class C shares are subject to a CDSC of 1.00% if redeemed, rather than exchanged, within one year of the original purchase date.

Please see the expenses listed for the Money Market Fund Class C shares in the Fund's table of Annual Fund Operating Expenses before making your investment decision. You may also wish to discuss this choice with your financial consultant.

CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

o We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

o We waive the Class C shares CDSC if the dealer of record waived its commission.

o We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

 32 INVESTMENTS IN MONEY MARKET FUND CLASS C SHARES

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN
The Money Market Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Class C shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 33 agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 34 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

 Money Market                10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and
                             5:00p.m. (ET)
 Municipal Money Market
 New Jersey Municipal Money
Market
                             10:00a.m., 12:00p.m. and 4:00p.m. (ET)
 New York Municipal Money
Market
 Pennsylvania Municipal
  Money Market

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.

                                                          PRICING FUND SHARES 35

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

 36 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS        INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts             $1,000                                             $100
 IRAs, IRA rollovers, Roth      $250                                             $100
  IRAs
 UGMA/UTMA accounts              $50                                              $50
 Employer Sponsored           no minimum                                         no minimum
  Retirement
 Plans
 BUYING SHARES              OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment    Contact your investment representative             Contact your investment
                            --------------------------------------------------
 Representative                                                                representative
---------------------------                                                    ------
 By Mail                    o Complete and sign your account                   o Enclose a voided check (for
---------------------------
                            application.                                       checking accounts) or a deposit
                            o Mail the application with your check made        slip (savings accounts).
                            payable to the Fund to Investor Services at:       Alternatively, include a note
                                              REGULAR MAIL                     with your name, the Fund name,
                            --------------------------------------------------
                                      WELLS FARGO ADVANTAGE FUNDS              and your account number.
                                             P.O. Box 8266                     o Mail the deposit slip or note
                                         Boston, MA 02266-8266                 with your check made payable
                                                                               to the Fund to the address on
                                             OVERNIGHT ONLY
                            --------------------------------------------------
                                                                               the left.
                                                                               --------------------------------------
                                      WELLS FARGO ADVANTAGE FUNDS
                                          c/o Boston Financial
                                              30 Dan Road
                                         Canton, MA 02021-2809
                            --------------------------------------------------
 By Telephone               A new account may not be opened by                 To buy additional shares or to buy
---------------------------
                            telephone unless you have another Wells            shares of a new Fund call:
                            Fargo Advantage Fund account with your             o Investor Services at
                            bank information on file. If you do not            1-800-222-8222 or
                            currently have an account, refer to the section    o 1-800-368-7550 for the
                            on buying shares by mail or wire.                  automated phone system
                            -------------------------------------------------- --------------------------------------
 In Person                  Investors are welcome to visit the Investor        See instructions shown to the left.
---------------------------                                                    --------------------------------------
                            Center in person to ask questions or conduct
                            any Fund transaction. The Investor Center is
                            located at 100 Heritage Reserve, Menomonee
                            Falls, Wisconsin 53051.
                            --------------------------------------------------

                                                            HOW TO BUY SHARES 37

 BUYING SHARES
--------------------------------------------------------------------------------------------------------
               OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
               ------------------------------------------------- ---------------------------------------
 By Wire                                                         To buy additional shares, instruct
--------------
               o Complete, sign and mail your account
                                                                 your bank or financial institution to
               application (refer to the section on buying
                                                                 use the same wire instructions
               shares by mail)
                                                                 shown to the left.
                                                                 --------------------------------------
               o Provide the following instructions to your
               financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               -------------------------------------------------
 By Internet   The maximum initial online purchase is            o To buy additional shares or buy
--------------
               $25,000. A new account may not be opened          shares of a new Fund, visit our
               by Internet unless you have another Wells         Web site at
               Fargo Advantage Fund account with your            www.wellsfargo.com/
               bank information on file. If you do not           advantagefunds.
               currently have an account, refer to the section
                                                                 o Subsequent online purchases
               on buying shares by mail or wire.
               -------------------------------------------------
                                                                 have a minimum of $100 and a
                                                                 maximum of $100,000. You may
                                                                 be eligible for an exception to
                                                                 this maximum. Please call
                                                                 Investor Services at 1-800-222-
                                                                 8222 for more information.
                                                                 --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

 38 HOW TO BUY SHARES

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

   o EARNINGS DISTRIBUTIONS. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  Municipal Money Market
  New Jersey Municipal Money
  Market
  New York Municipal Money
  Market
  Pennsylvania Municipal
  Money Market
  o By 12:00 p.m. (ET)         Same Business Day
  o After 12:00 p.m. (ET)      Next Business Day

----------------------------- -----------------------------
  Money Market
  o By 3:00 p.m. (ET)          Same Business Day
  o After 3:00 p.m. (ET)       Next Business Day

----------------------------- -----------------------------

                                                            HOW TO BUY SHARES 39

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES           TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ---------------------------------------------------------------------
 Minimum Redemption       None
------------------------- -----
 Through Your Investment  Contact your investment representative
------------------------- ---------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  o Send a Letter of Instruction providing your name, account
-------------------------
                          number, the Fund from which you wish to redeem and the
                          dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          o Make sure all account owners sign the request exactly as their names appear on the account application.
                          o  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").
                                                      REGULAR MAIL
                          ---------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ---------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                  c/o Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ---------------------------------------------------------------------
 By Wire                  o To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                          ---------------------------------------------------------------------
 By Internet              Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                          Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
                          ---------------------------------------------------------------------
 In Person                Investors are welcome to visit the Investor Center in person to ask
-------------------------
                          questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          -----

 40 HOW TO SELL SHARES

 SELLING SHARES             TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            o Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.
                            o Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            o Redemptions processed by EFT to a linked Wells Fargo Bank account, and received by the deadlines listed in the
                            "Redemption Orders" section below, will occur same day for
                            Wells Fargo Advantage money market funds.
                            o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

   o CDSC FEES. Your redemption proceeds of Money Market Fund Class C shares are net of any applicable CDSC.

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   o RIGHT TO DELAY PAYMENT. For the Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated

                                                           HOW TO SELL SHARES 41
     banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund, and for longer than seven days for the Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted;
     (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                  PROCEEDS WIRED                 DIVIDENDS
---------                    ------------------------------ ------------------------------
 Municipal Money Market
 New Jersey Municipal Money
  Market
 New York Municipal Money
  Market
 Pennsylvania Municipal
  Money Market
 o By 12:00 p.m. (ET)         Same Business Day              Not earned on day of request
 o After 12:00 p.m. (ET)      Next Business Day              Earned on day of request

---------------------------- ------------------------------ ------------------------------
 Money Market
 o By 3:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 3:00 p.m. (ET)       Next Business Day              Earned on day of request

---------------------------- ------------------------------ ------------------------------

 42 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (POP) of the new Fund unless you are otherwise eligible to buy shares at NAV.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

o Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                       HOW TO EXCHANGE SHARES 43

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50 for Automatic Investment Plans and at least $100 for Automatic Exchange and Systematic Withdrawal Plans. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more; and
   o must have your distributions reinvested.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

CHECK WRITING
Check writing is offered on the Funds' Class A shares. Checks written on your account are subject to the Funds' Prospectus and the terms and conditions in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than seven days before the check is presented for payment. Checks may not be written to close an account.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually

 44 ACCOUNT POLICIES
and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions. Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds' Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/ nonbusiness e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 45

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call
1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 46 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the Municipal Money Market Funds, It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT.

Distributions of ordinary income from these Funds attributable to other sources, if any, and of ordinary income from all other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 47

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o MONEY MARKET FUND - CLASS C SHARES. Class C shares incepted on [date]. Performance shown for the Class C shares reflects the performance of the Class B shares, and includes expenses that are not applicable to and lower than those of the Class C shares. The Class B shares annual returns are substantially similar to what the Class C share returns would be because the Class B and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

   o MUNICIPAL MONEY MARKET FUND - CLASS A SHARES. Class A shares incepted on [date]. Performance shown for the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and lower than those of the Class A shares. The Investor Class shares annual returns are substantially similar to what the Class A share returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

 48 ADDITIONAL PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period, unless otherwise noted. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual or semi-annual report, a copy of which is available upon request.

                                                         FINANCIAL HIGHLIGHTS 49

MONEY MARKET FUND
CLASS B SHARES - COMMENCED ON MAY 25, 1995
For a share outstanding throughout each period

                                 AUG. 31,
                                   2009        FEB. 28,       FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:         (UNAUDITED)      2009            2008          2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                             $1.00         $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income             0.00          0.01            0.04          0.04          0.02          0.00          0.00
  (loss)
  Net realized and unrealized
   gain (loss) on investments       0.00          0.00           (0.00)         0.00          0.00          0.00          0.00
                                  ------        -------         ------        ------        ------        ------        ------
  Total from investment
   operations                       0.00          0.01            0.04          0.04          0.02          0.00          0.00
                                  ------        -------         ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                0.00         (0.01)          (0.04)        (0.04)        (0.02)         0.00          0.00
  Distributions from net
   realized gain                    0.00          0.00            0.00          0.00          0.00          0.00          0.00
                                  ------        -------         ------        ------        ------        ------        ------
  Total distributions               0.00         (0.01)          (0.04)        (0.04)        (0.02)         0.00          0.00
                                  ------        -------         ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF           $1.00         $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
                                  ======        =======         ======        ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/2/                    0.01%         1.03%           3.71%         3.76%         1.99%         0.44%         0.12%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                       $801,648    $1,238,714      $1,438,346    $1,431,103    $1,264,470    $1,293,680    $1,591,061
  Ratio of net investment
   income (loss) to average
   net assets/3/                    0.01%         1.04%           3.66%         3.70%         2.16%         0.41%         0.12%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                   1.66/5/          1.58%/5/        1.57%         1.57%         1.58%         1.62%         1.68%
  Waived fees and reimbursed
   expenses/3/                     (0.82)%       (0.09)%         (0.06)%       (0.06)%       (0.07)%       (0.28)%       (0.63)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                   0.84/5/          1.49%/5/        1.51%         1.51%         1.51%         1.34%         1.05%

1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          1.58%           1.55%
  Net Expenses            0.75%           1.46%

 50 FINANCIAL HIGHLIGHTS

MUNICIPAL MONEY MARKET FUND
INVESTOR CLASS SHARES-COMMENCED ON OCTOBER 23, 1986
For a share outstanding throughout each period

                                   AUG. 31,
                                     2009         FEB. 28,     FEB. 29,   FEB. 28,   FEB. 28,   OCT. 31,   OCT. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)       2009          2008       2007     2006/1/      2005       2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $1.00         $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income               0.00          0.02          0.03       0.03       0.01       0.02       0.01
  (loss)
  Net realized and unrealized
   gain (loss) on investments         0.00          0.00         (0.00)      0.00       0.00       0.00       0.00
                                   -------        -------       ------     ------     ------     ------     ------
  Total from investment
   operations                         0.00          0.02          0.03       0.03       0.01       0.02       0.01
                                   -------        -------       ------     ------     ------     ------     ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income               0.00/4/         (0.02)        (0.03)     (0.03)     (0.01)     (0.02)     (0.01)
  Distributions from net
   realized gain                      0.00          0.00          0.00       0.00       0.00       0.00       0.00
                                 ---------        -------       ------     ------     ------     ------     ------
  Total distributions                 0.00         (0.02)        (0.03)     (0.03)     (0.01)     (0.02)     (0.01)
                                 ---------        -------       ------     ------     ------     ------     ------
 NET ASSET VALUE, END OF             $1.00         $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
                                 =========        =======       ======     ======     ======     ======     ======
  PERIOD
 TOTAL RETURN/2/                      0.09%         1.56%         3.01%      3.02%      0.81%      1.69%      0.83%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                         $290,556       $341,112      $388,516   $439,112   $539,844   $597,924   $875,447
  Ratio of net investment
   income (loss) to average
   net assets/3/                      0.18%         1.55%         2.99%      2.97%      2.45%      1.64%      0.81%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        0.96/5/        0.94%/5/    1.01%      1.04%      1.04%      0.86%      0.65%
  Waived fees and reimbursed
   expenses/3/                       (0.28)%       (0.28)%       (0.37)%    (0.40)%    (0.40)%    (0.20)%    (0.02)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                        0.68%/5/      0.66%/5/      0.64%      0.64%      0.64%      0.66%      0.63%

1 The Fund changed its fiscal year-end from October 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than $0.005
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

  For the period ended:   Aug. 31, 2009   Feb. 28, 2009
  Gross Expenses          0.92%           0.92%
  Net Expenses            0.64%           0.64%

                                                         FINANCIAL HIGHLIGHTS 51

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                               XXXX/Pxxxx (3-10)
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                      STATEMENT OF ADDITIONAL INFORMATION

                                _______ __, 2010

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

          WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND
               WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
              WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND/SM/
               WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
                    WELLS FARGO ADVANTAGE MONEY MARKET FUND
       WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
           WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
          WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND
           WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND
         WELLS FARGO ADVANTAGE PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
             WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
             WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

CLASS A, CLASS C, ADMINISTRATOR CLASS, DAILY CLASS, INSTITUTIONAL CLASS, SWEEP
                            CLASS AND SERVICE CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about thirteen series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund, except the California Municipal Money Market Fund, Minnesota Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares, some of which are indicated in the chart below. This SAI relates to all such classes of shares.

                                             CLASS   CLASS   ADMINISTRATOR   DAILY   INSTITUTIONAL   SWEEP   SERVICE
FUNDS                                          A       C         CLASS       CLASS       CLASS       CLASS    CLASS
 California Municipal Money Market Fund                                                                o
 Government Money Market Fund                                                                          o
 Heritage Money Market Fund                                                                                     o
 Minnesota Money Market Fund                                                                           o
 Money Market Fund                                     o                       o                                o
 Municipal Cash Management Money Market                                                    o                    o
 Fund
 Municipal Money Market Fund                   o                                                       o        o
 National Tax-Free Money Market Fund                                                                   o
 New Jersey Municipal Money Market Fund        o                                                       o        o
 New York Municipal Money Market Fund          o                                                       o        o
 Pennsylvania Municipal Money Market Fund      o                                                       o        o
 Treasury Plus Money Market Fund                                                                       o
 100% Treasury Money Market Fund                                   o                                   o

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (each a "Prospectus" and collectively, the "Prospectuses") dated _______ __, 2010. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended February 28, 2010, and the unaudited financial statements for the Funds for the semi-annual period ended August 31, 2009, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS (Reg. TM), P.O. Box 8266, Boston, MA 02266-8266. MMFS/FASAI08 (03/10)

                              TABLE OF CONTENTS

                                                                        PAGE
                                                                        -----
HISTORICAL FUND INFORMATION                                                1
 Fundamental Investment Policies                                           2
 Non-Fundamental Investment Policies                                       3
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                       4
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS         11
SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS          26
SPECIAL CONSIDERATIONS AFFECTING NEW JERSEY MUNICIPAL OBLIGATIONS         27
SPECIAL CONSIDERATIONS AFFECTING NEW YORK MUNICIPAL OBLIGATIONS           28
SPECIAL CONSIDERATIONS AFFECTING PENNSYLVANIA MUNICIPAL OBLIGATIONS       29
MANAGEMENT                                                                30
 Trustees and Officers                                                    31
 Investment Adviser                                                       35
 Investment Sub-Adviser                                                   37
 Administrator                                                            38
 Distributor                                                              39
 Custodian and Fund Accountant                                            42
 Transfer and Distribution Disbursing Agent                               42
 Underwriting Commissions                                                 42
 Code of Ethics                                                           42
DETERMINATION OF NET ASSET VALUE                                          42
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                            43
PORTFOLIO TRANSACTIONS                                                    46
FUND EXPENSES                                                             48
FEDERAL INCOME TAXES                                                      49
PROXY VOTING POLICIES AND PROCEDURES                                      58
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS         59
CAPITAL STOCK                                                             61
OTHER INFORMATION                                                         64
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                             64
FINANCIAL INFORMATION                                                     64
APPENDIX                                                                 A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.


     The Funds described in this SAI, except the Minnesota Money Market Fund, Municipal Cash Management Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, were created as part of either the reorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or the "Custodian"), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex, or the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the WELLS FARGO ADVANTAGE FUNDS/SM/, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies. The reorganization between Strong and the WELLS FARGO ADVANTAGE FUNDS followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

     The chart below indicates the predecessor Stagecoach, Norwest and Strong Funds that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS, as applicable.

WELLS FARGO ADVANTAGE FUNDS              PREDECESSOR FUNDS
---------------------------------------- -------------------------------------------------
California Municipal Money Market Fund   Stagecoach California Tax-Free Money Market Fund
Government Money Market Fund             Norwest U.S. Government Fund
Heritage Money Market Fund               Strong Heritage Money Market Fund
Money Market Fund                        Stagecoach Money Market Fund
Municipal Money Market Fund              Strong Municipal Money Market Fund
National Tax-Free Money Market Fund      Norwest Municipal Money Market Fund
Treasury Plus Money Market Fund          Stagecoach Treasury Plus Money Market Fund
100% Treasury Money Market Fund          Norwest Treasury Fund

     The CALIFORNIA MUNICIPAL MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

     The GOVERNMENT MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

     The HERITAGE MONEY MARKET FUND commenced operations on April 11, 2005, as successor to the Strong Heritage Money Market Fund. The predecessor Strong Heritage Money Market Fund commenced operations on June 29, 1995.

     The MINNESOTA MONEY MARKET FUND commenced operations on August 14, 2000.

     The MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.


     The MUNICIPAL MONEY MARKET FUND commenced operations on April 11, 2005, as successor to the Strong Municipal Money Market Fund. The predecessor Strong Municipal Money Market Fund commenced operations on October 23, 1986.

     The MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND commenced operations on _____ __, 2010.

     The NATIONAL TAX-FREE MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

     The NEW JERSEY MUNICIPAL MONEY MARKET FUND commenced operations on ________ __, 2010.

     The NEW YORK MUNICIPAL MONEY MARKET FUND commenced operations on __________ __, 2010.

     The PENNSYLVANIA MUNICIPAL MONEY MARKET FUND commenced operations on __________ __, 2010.

     The TREASURY PLUS MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

     The 100% TREASURY MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

Fundamental Investment Policies
-------------------------------

     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC")) or its staff); and provided further that each of the California Municipal Money Market Fund, the Minnesota Money Market Fund, the Municipal Cash Management Money Market Fund, the National Tax-Free Money Market Fund, the New Jersey Municipal Money Market Fund, the New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund
(a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and
(b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) except for the California Municipal Money Market Fund, Minnesota Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

     (9) with respect to the California Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax ("AMT")), and (ii) for the state-specific Funds, in investments the income from which is exempt from federal income tax, but not necessarily federal alternative minimum tax, and is also exempt from such state's income tax; nor

     (10) with respect to the Municipal Cash Management Money Market Fund and the Municipal Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT; nor

     (11) with respect to the Minnesota Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from Minnesota individual income taxes.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

             PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds is subject to the limitations as described in this section and elsewhere in this SAI and/or the accompanying Prospectuses. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Fund's Prospectus apply at the time of purchase of a security.

     From time to time, as the prevailing market and interest rate environment dictates, and at the discretion of a Fund's portfolio manager, some portion of the Fund's total net assets may be un-invested. Such a strategy may be deemed advisable during periods where the interest rate on newly issued U.S. Treasury securities is extremely low or where no interest rate is paid at all or where there exists a lack of supply of eligible Treasuries or other government securities for investment. In such a case, fund assets will be held in cash in the Fund's custody account. Cash assets are not income generating and would impact the Fund's current yield.

DEBT SECURITIES
----------------

Asset-Backed Securities
-----------------------

     Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.

     While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

     Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

     In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus(es), asset-backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Bank Obligations
-----------------

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------

     Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Corporate Debt Securities
-------------------------

     Certain of the debt instruments purchased by the Funds may be interest-bearing securities issued by a company, called corporate debt securities. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" corporate debt securities, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate securities. Corporate debt securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income corporate debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain corporate debt securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Corporate debt securities which are rated "Baa" by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security. The ratings of S&P, Fitch and Moody's are more fully described in the Appendix.

Dollar Roll Transactions
------------------------

     Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations
---------------------------------------

     Certain Funds may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

          The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Government Securities
-----------------------------

     Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective.

Foreign Obligations and Securities
-----------------------------------

     Investments in foreign obligations and securities include high-quality, short-term (thirteen months or less) debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Letters of Credit
-----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations
-------------------

     A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Mortgage-Related Securities
---------------------------

     Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as such as other fixed-income securities.

          Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Municipal Bonds
---------------

     Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

     Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch or otherwise rated investment grade. To the extent that securities held by a Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

Municipal Notes
----------------

     Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     RAWS. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (I.E., market risk).

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

          A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

          Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

Unrated and Downgraded Investments
----------------------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. Government Obligations
---------------------------

     U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

     In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Variable Rate and Amount Master Notes
-------------------------------------

     Certain Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and the Funds whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Diversification
---------------

     The California Municipal Money Market Fund, Minnesota Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Federal Income Taxes."

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Funding Agreements
------------------

     Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

Illiquid Securities
-------------------

     Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 10% of its net assets in illiquid securities.

Other Investment Companies
--------------------------

     A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

     Restricted Securities
     ----------------------

     Certain Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(2) of the 1933 Act ("4(2) Paper"). Rule 144A Securities and 4(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.

Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities
-------------------------------------------------------

     These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

       SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS

     In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information does not purport to be a comprehensive description of all relevant facts and circumstances. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by the Trust. Rather, such information has been obtained from official statements and other disclosure documents published or provided in connection with various securities offerings of the State of California and local agencies in California, available as of September 2009. Further, all estimates and projections contained in the following information should not be construed as statements of fact. Such estimates and projections are based upon assumptions that may be affected by numerous factors and there can be no assurance that target levels will be achieved.

General Economic Factors
------------------------

     The economy of the State is the largest among the 50 states and one of the largest in the world. The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, tourism, manufacturing, construction and services. Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in California's export and other markets.

     Since the start of 2008, the State has been experiencing the most significant economic downturn and financial pressure since the Great Depression of the 1930s. As a result of continuing weakness in the State economy, State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls. In less than 11 months, the California Legislature and the Governor have had to adopt three major budget plans, covering both the 2008-09 and 2009-10 fiscal years in response to continuing deterioration in the State's fiscal condition. In the course of these three budget plans, the California Legislature enacted approximately $60 billion in budget solutions, including some revenue increases and borrowing, but consisting primarily of expenditure reductions that have affected almost all State government, education, social services and other programs funded by the State. The State's financial plan continues to be based on a number of assumptions that may not be realized, and further budgetary actions may be needed to maintain a positive balance for the State's General Fund at the end of the 2009-10 fiscal year.

     The initial Budget Act for the 2008-09 fiscal year, adopted in September 2008, estimated General Fund revenues and transfers for the 2008-09 fiscal year of approximately $102 billion, with expenditures of approximately $103.4 billion. By the time of the adoption of the budget plan for fiscal year 2009-10, adopted on February 20, 2009, as amended by the revisions enacted on July 28, 2009, together with other related budget legislation (the "Amended 2009 Budget Act"), General Fund revenues (even including certain new revenues) for the 2009-10 fiscal year were estimated at only $89.5 billion and expenditures at $84.6 billion. The Amended 2009 Budget Act provides for only a $500 million reserve at June 30, 2010, an amount that may already be depleted because some of the budgetary assumptions currently being used are not being fully realized.

     The sharp drop in revenues over the last two fiscal years has also resulted in a significant depletion of cash resources to pay the State's obligations. For a period of one month, in February 2009, the State deferred making certain payments from the General Fund in order to conserve cash resources for high priority obligations, such as education and debt service. Full payments resumed in March 2009, and the State was able to pay all its obligations through June 30, 2009, including repayment of $5.5 billion of 2008-09 revenue anticipation notes. However, by July 2009, as new budget gaps were identified and with the failure to adopt corrective actions, the State's cash resources had dwindled so far that, commencing July 2, 2009, the State Controller began to issue registered warrants (or IOUs) for certain lower priority obligations in lieu of warrants (checks) that could be immediately cashed. The registered warrants, the issuance of which did not require the consent of the recipients thereof, bore interest. With enactment of the Amended 2009 Budget Act in late July 2009, and the ability to issue $1.5 billion of interim 2009-10 revenue anticipation notes, the State has been able to call all its outstanding registered warrants for redemption on September 4, 2009. The issuance of State registered warrants this year was only the second time the State has issued state registered warrants to such types of State creditors since the 1930s.

     There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic recession will not further materially adversely affect the financial condition of the State. The California Department of Finance has projected that multi-billion dollar budget gaps will occur annually through at least fiscal year 2012-13 without further corrective actions.

Bond Ratings
------------

     Three major credit rating agencies, Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Ratings Services ("S&P") and Fitch Ratings ("Fitch"), assign ratings to California long-term general obligation bonds. The ratings of Moody's, S&P and Fitch represent the respective opinion of each such entity as to the quality of the municipal bonds it rates. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

     In July 2009, Fitch lowered its rating assigned to California's general obligation bonds from A-minus to BBB, and Moody's lowered its rating assigned to California's general obligation bonds from A2 to Baa1. S&P currently maintains its A rating on California general obligation bonds. All three rating agencies have California debt on a negative watch. It is not possible to determine whether or the extent to which Moody's, S&P or Fitch will change its respective rating on California general obligation bonds in the future.

     California's general obligation bonds currently have lower ratings than all other rated states in the nation. Lower ratings make it more expensive for the State to raise revenue and, in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Additional rating downgrades may negatively impact the marketability and price of securities in a Fund's portfolio.

California Finances
-------------------

     California's moneys are segregated into its General Fund and over 1,000 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State's treasury (the "State Treasury") and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of California's governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the California Legislature and approved by the Governor (including the annual Budget Act), as well as appropriations pursuant to various Constitutional authorizations and initiative statutes.

     SPECIAL FUND FOR ECONOMIC UNCERTAINTIES. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller may transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as "loans." The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the State Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund. The legislation creating the SFEU (California Government Code Section 16418) also contains a continuous appropriation authorizing the State Controller to transfer the unencumbered balance in the General Fund to the SFEU, as of the end of each fiscal year. Subject to State appropriation limits, however, if, at the end of any fiscal year in which it has been determined that there are revenues in excess of the amount that may be appropriated, as defined in subdivision (a) of
Section 2 of Article XIIIB of the California Constitution, this transfer shall be reduced by the amount of the excess revenues. The estimates of the transfer shall be made jointly by the Legislative Analyst's Office and the Department of Finance. For budgeting and accounting purposes, any appropriation made from the SFEU, other than appropriations contained in California Government Code Section 16418, is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     BUDGET STABILIZATION ACCOUNT. Proposition 58, approved in March 2004, created the Budget Stabilization Account ("BSA") as a second budgetary reserve. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3% by fiscal year 2008-09) will be transferred by the State Controller into the BSA no later than September 30 of each fiscal year unless the transfer is suspended or reduced as described below. Such transfers will continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement will go back into effect whenever the balance falls below the $8 billion or the 5% target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. Proposition 58 also provides that one-half of the annual transfers shall be used to retire Economic Recovery Bonds ("ERBs") until a total of $5 billion has been used for that purpose. A total of $1.495 billion of the $5 billion amount has now been applied to the retirement of ERBs.

     The 2007, 2008, and 2009 Budget Acts give the Director of Finance the authority to transfer moneys from the BSA back into the General Fund in an amount determined by the Director of Finance to be sufficient to ensure there is a prudent General Fund balance. Using this authority, the Director of Finance ordered the transfer of the entire balance of $1.495 billion from the BSA to the General Fund to address a fiscal emergency proclaimed by the Governor on January 10, 2008. Once moneys are transferred out of the BSA, pursuant to the authority, they will not be replenished by a future fiscal year's annual transfer unless the California Legislature, by statute, directs additional funds to be transferred from the General Fund into the BSA. Separate from the foregoing process for a budgetary transfer, the BSA may be used to make temporary loans to the General Fund, which loans must be repaid when the General Fund has available cash, as described under "Inter-Fund Borrowing" below.

     In light of the condition of the General Fund, the Governor issued an Executive Order on May 28, 2008, suspending the fiscal year 2008-09 transfer of $3.018 billion from the General Fund to the BSA, as had been proposed in the 2008-09 Governor's Budget. Due to a drastic decline in General Fund revenues, the Governor issued an Executive Order on May 29, 2009, suspending the fiscal year 2009-10 transfer estimated at approximately $2.8 billion from the General Fund to the BSA. There are currently no moneys in the BSA.

     Inter-Fund Borrowing. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. In the event the General Fund is or will be exhausted, the State Controller is required to notify the Governor and the Pooled Money Investment Board ("PMIB") (comprised of the State Director of Finance, the State Treasurer and the State Controller). The Governor may then order the State Controller to direct the transfer of all or any part of the moneys not needed in special funds to the General Fund, as determined by the PMIB. All money so transferred must be returned to the special fund from which it was transferred as soon as there is sufficient money in the General Fund to do so. Transfers cannot be made which will interfere with the objective for which such special fund was created, or from certain specific funds. In general, when moneys transferred to the General Fund in any fiscal year from any special fund pursuant to the inter-fund borrowing mechanism exceed 10% of the total additions to such special fund as shown in the statement of operations of the preceding fiscal year as set forth in the Budgetary/Legal Basis Annual Report of the State Controller, interest must be paid on such excess at a rate determined by the PMIB to be the current earning rate of the Pooled Money Investment Account ("PMIA"). This provision does not apply to temporary borrowings from the BSA or other accounts within the General Fund.

     The amount of loans from the SFEU, the BSA and other internal sources to the General Fund, as of the end of any month, is available in the State Controller's applicable Statement of General Fund Cash Receipts and Disbursements. Any determination of whether a proposed borrowing from one of the special funds is permissible must be made with regard to the facts and circumstances existing at the time of the proposed borrowing. The State Attorney General has identified certain criteria relevant to such a determination. For instance, amounts in the special funds eligible for inter-fund borrowings are legally available to be transferred to the General Fund if a reasonable estimate of expected General Fund revenues, based upon legislation already enacted, indicates that such transfers can be paid from the General Fund promptly if needed by the special funds or within a short period of time if not needed. In determining whether this requirement has been met, the Attorney General has stated that consideration may be given to the fact that General Fund revenues are projected to exceed expenditures entitled to a higher priority than payment of internal transfers, i.e., expenditures for the support of the public school system and public institutions of higher education.

     At the November 1998 election, voters approved Proposition 2, which requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual Budget Act. Since the General Fund may reborrow from the transportation accounts any time after the annual repayment is made, the proposition does not have any adverse impact on the state's cash flow.

     In connection with the adoption of the 2008 Budget Act, statutory changes were enacted to reclassify 18 existing state funds as borrowable resources for General Fund cash flow purposes. These funds increased the total amount of borrowable resources by approximately $3.5 billion as of September 2008. An additional $500 million of additional borrowable resources were previously made available in August 2008 as a result of administrative actions taken by the State Controller. The initial budget for fiscal year 2009-10 reclassified an additional 19 funds to borrowable resources for General Fund cash flow purposes. These funds will provide approximately $2 billion additional borrowable cash to the General Fund.

     In addition to temporary inter-fund cash flow borrowings described in this section, budgets enacted in the current and past fiscal years have included other budgetary transfers and long-term loans from special funds to the General Fund. In some cases, such budgetary loans and transfers have the effect of reducing internal borrowable resources.

The California Budget
---------------------

     The estimates, projections, and other information contained in the prior, current and future budgets discussed in the following paragraphs are based on a variety of assumptions. There can be no assurances that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including but not limited to lower than expected revenues or higher than expected expenditures.

     THE BUDGET PROCESS. California's fiscal year begins on July 1 and ends on June 30 of the following year. The State's General Fund budget operates on a legal basis, generally using a modified accrual system of accounting for its General Fund, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget") and revised in May of the same year (the "May Revision"). Under California law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues for the following fiscal year. Following the submission of the Governor's Budget, the California Legislature considers the proposal. As required by the Proposition 58 and as described below, beginning with fiscal year 2004-05, the California Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of the passage and as set forth in the budget bill.

     Under the California Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual budget act (each, a "Budget Act") as approved by the California Legislature and signed by the Governor. Each Budget Act must be approved by a two-thirds majority vote of each house of the California Legislature. The Governor may reduce or eliminate specific line items in a Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each house of the California Legislature.

     Appropriations also may be included in legislation other than a Budget Act. Except as noted in the previous paragraph and in the next sentence, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each house of the California Legislature and be signed by the Governor. Bills containing appropriations for K-12 schools or community colleges require only a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the California Constitution. Funds necessary to meet an appropriation are not required to be in the State Treasury at the time an appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

     BUDGETS FOR FISCAL YEARS PRIOR TO FISCAL YEAR 2007-08. During fiscal year 2001-02, following a half decade of strong economic and revenue growth, as the State and national economies fell into a recession and the stock markets dropped significantly, the State experienced an unprecedented drop in revenues compared to the prior year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between fiscal year 2001-02 and fiscal year 2003-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these fiscal years included substantial reliance on one-time measures, internal borrowing and external borrowing. The State also faced a cash flow crisis during this period which was relieved by the issuance of revenue anticipation warrants in June 2002 and June 2003 and ERBs in the spring of 2004.

     California's economy rebounded strongly during the 2004-05, 2005-06 and 2006-07 fiscal years, with the result that General Fund revenues were substantially higher in each such fiscal year than had been projected at the start of the fiscal year. This allowed the budgets in these fiscal years to end with substantial positive balances (although the positive balance declined from approximately $9.9 billion at the end of fiscal year 2005-06 to approximately $3.5 billion at the end of fiscal year 2006-07). The State continued to utilize a combination of expenditure cuts, cost avoidance, internal and external borrowing, fund shifts and one-time measures such as securitization of tobacco settlement revenues and sale of ERBs, to produce balanced budgets. The 2005 Budget Act relied much less on one-time measures than the budgets of the immediately preceding fiscal years, but did include receipt of $525 million from refinancing of tobacco securitization bonds.

     Final estimates relating to the 2006-07 fiscal year, as released in the 2007-08 Governor's Budget in January 2008, showed that the State experienced more favorable results than were projected at the time the 2006 Budget Act was signed. As a result of revised estimates for fiscal years prior to fiscal year 2005-06 and improved economic results, which generated increases in tax revenues, the Administration estimated that the fund balance at June 30, 2006, was approximately $3.487 billion, of which $3.0 billion was in the SFEU, compared to the original 2006 Budget Act estimate of $1.6 billion in the SFEU.

     FISCAL YEAR 2007-08 BUDGET. The 2007 Budget Act was adopted by the California Legislature on August 21, 2007, together with a number of implementing measures, and signed by the Governor on August 24, 2007. In approving the 2007 Budget Act, the Governor vetoed $943 million in appropriations from the General Fund, special funds and bond funds (including $703 million in General Fund appropriations). Under the 2007 Budget Act as originally enacted, General Fund revenues and transfers were projected to increase 6%, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08. The 2007 Budget Act contained General Fund appropriations of $102.3 billion, compared to $101.7 billion in fiscal year 2006-07. The 2007 Budget Act also included the largest reserve of any Budget Act in the State's history, a total of $4.1 billion. The reserve was made so large because the 2007 Budget Act disclosed a number of risks. By the time the 2008-09 Governor's Budget was released on January 10, 2008, many of these risks had occurred, such that even the planned reserve was not expected to be sufficient to keep the budget in balance through June 30, 2008. Accordingly, the Governor called a special session of the California Legislature, which took a series of actions to close the budget gap, and the Governor took certain additional actions not requiring legislative action.

     FISCAL YEAR 2008-09 BUDGET. The 2008 Budget Act was adopted by the California Legislature on September 16, 2008, together with a number of implementing measures, and signed by the Governor on September 23, 2008. In approving the 2008 Budget Act, the Governor vetoed $714 million in appropriations from the General Fund, special funds and bond funds (including $510 million in General Fund appropriations). This was the longest delay in adopting a budget in modern history.

     The 2008 Budget Act, as originally enacted, resolved a $17.3 billion budget deficit (after implementation of $7.0 billion in actions taken during the February 2008 fiscal emergency special session of the California Legislature) identified in the 2008-09 May Revision. It provided a modest reserve of $1.7 billion for fiscal year 2008-09, but projected a deficit of $1.0 billion in fiscal year 2009-10. While the 2008 Budget Act did not resolve the State's persistent structural budget deficit, it included a budget

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reform measure, which was subsequently defeated at the polls. Under the 2008
Budget Act, as originally enacted, General Fund revenues and transfers were projected to decrease 1%, from $103 billion in fiscal year 2007-08 to $102 billion in fiscal year 2008-09. The 2008 Budget Act contained General Fund appropriations of $103.4 billion, compared to $103.3 billion in fiscal year 2007-08. The June 30, 2009, total reserve was projected to be $1.7 billion, a decrease of $1.4 billion, or 45%, compared to the June 30, 2008, reserve.

     INITIAL FISCAL YEAR 2009-10 BUDGET. Since the enactment of the 2008 Budget Act, economic conditions in the State worsened considerably from projections. The 2009-10 Governor's Budget projected that the State would end fiscal year 2008-09 with no reserve, compared to the original estimate of $1.7 billion at the time of the 2008 Budget Act. Subsequent projections prepared in connection with the Initial 2009 Budget Act (as defined below) estimated a total reserve deficit on June 30, 2009, of $3.4 billion, down $5.1 billion from the 2008 Budget Act estimate. Given the dramatic decline in General Fund revenues and the emergence of a $41.6 billion combined current and budget year General Fund gap, the Governor called three special sessions of the California Legislature on November 6, December 1, and December 19, 2008, to take actions on various budget items in order to reduce expenditures in fiscal year 2008-09 and address the State's cash shortage. The California Legislature passed on February 19, 2009 and the Governor signed on February 20, 2009, the Budget Act for the 2009-10 fiscal year (the "Initial 2009 Budget Act"), which addressed the combined deficit of $41.6 billion in fiscal years 2008-09 and 2009-10.

     Under the Initial 2009 Budget Act, based on then-current assumptions about the State's financial circumstances, and assuming receipt of approximately $8.0 billion of federal stimulus funds to offset General Fund costs and voter approval of various ballot measures, General Fund revenues and transfers were projected to increase 9.3%, from $89.4 billion in fiscal year 2008-09 to $97.7 billion in fiscal year 2009-10. The Initial 2009 Budget Act contained General Fund appropriations of $92.2 billion, compared to $94.1 billion in 2008-09, a 2.0% decrease. The June 30, 2010 total reserve was projected to be $2.1 billion, an increase of $5.5 billion compared to the estimated June 30, 2009 reserve deficit of negative $3.4 billion.

     After adoption of the Initial 2009 Budget Act, the state continued to experience continuing significant declines in revenues and other financial pressures. On May 14, 2009, the Governor released the 2009-10 May Revision. Together with subsequent revisions, the 2009-10 May Revision identified a further budget shortfall through the 2009-10 fiscal year of approximately $24 billion.

     AMENDED 2009 BUDGET ACT. On July 24, 2009, the California Legislature approved the amendments to the Initial 2009 Budget Act and the Governor signed the Amended 2009 Budget Act on July 28, 2009. The Amended 2009 Budget Act includes another $24 billion in solutions to address the further deterioration of the State's fiscal situation identified in the 2009-10 May Revision. Under the Amended 2009 Budget Act, General Fund revenues and transfers are projected to increase 6.4%, from a revised $84.1 billion in fiscal year 2008-09 to $89.5 billion in fiscal year 2009-10. The Amended 2009 Budget Act contains General Fund appropriations of $84.6 billion in fiscal year 2009-10, compared to $91.5 billion in fiscal year 2008-09, a 7.5% decrease. The June 30, 2010 total reserve is projected to be $500 million as compared to the revised June 30, 2009 reserve of negative $4.5 billion.

     The Amended 2009 Budget Act contains the following major General Fund components:

     1. Addressing the Deficit. The $60 billion in budget solutions adopted for
        ----------------------
the combined fiscal years 2008-09 and 2009-10 ($36 billion in solutions were adopted in February 2009 and $24 billion in July 2009) are wide-ranging and touch all three of the State's major revenue sources (personal income taxes, corporation taxes and sales and use taxes). Spending cuts are implemented in virtually every State program that receives General Fund support. The budget solutions include spending reductions of $31.0 billion (52% of total solutions). The spending reductions consist primarily of reductions in education spending under Proposition 98 ($14.9 billion reduction), higher education ($3.3 billion reduction), employee compensation ($2.0 billion reduction), and reductions in other spending due to the use of redevelopment agency revenues and fund balances to pay costs that would otherwise be payable from the General Fund ($1.7 billion reduction). The budget solutions also include an estimated receipt of $8.0 billion (13% of total solutions) of federal stimulus funds which will be used to offset General Fund expenditures. Additional solutions include $12.5 billion of tax increases (21% of total solutions) and $8.4 billion of other solutions (14% of total solutions). Significant elements of the other budget solutions include:

  . PROPOSITION 1A OF 2004 BORROWING FROM LOCAL GOVERNMENTS. The Amended 2009
    Budget Act authorizes the State to exercise its borrowing authority under Proposition 1A of 2004 to borrow from local agencies up to 8% of their fiscal year 2008-09 property tax revenues. This borrowing is estimated to generate $1.935 billion that will be used to offset State General Fund costs for a variety of court, health, corrections and K-12 programs. The enabling legislation specifies the borrowed sums will be repaid by the State, with interest, no later than the end of June 2013.

  . REDEVELOPMENT AGENCY BORROWING. The Amended 2009 Budget Act also contains a shift of $1.7 billion in local redevelopment agency funds to the state from current revenues and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. Under the Amended 2009 Budget Act these revenues are ultimately shifted to schools that serve the redevelopment areas. An association of redevelopment agencies has announced that it will sue to block this transfer which if successful could adversely affect the State's financial condition. The failure of the California Legislature, during the regular session ended on September 11, 2009, to pass clean-up legislation clearly authorizing redevelopment agencies to borrow from low and moderate income housing accounts may jeopardize the ability of some agencies to make their full payment to the Supplemental Education Revenue Augmentation Fund in fiscal year 2009-10. Therefore, some portion of the $1.7 billion budget solution may not be achieved in fiscal year 2009-10 as planned. It is possible that these funds could be paid in later years as agencies receive new revenues with which to make the payments.

  . PAYROLL SHIFT. One-time savings of $1.618 billion ($937.6 million General
    Fund) from shifting the June payments for employee payroll and active and retiree health to July each year beginning with the pay period ending June 30, 2010. This payment shift excludes the University of California, California State University, Community Colleges, the California Legislature, the California Exposition and State Fair, and local trial courts.

  . STATE COMPENSATION INSURANCE FUND SALE. One-time revenues of $1 billion from the sale of certain assets of the State Compensation Insurance Fund.

     2. Federal Stimulus. The Amended 2009 Budget Act assumed the receipt of at
        ----------------
least $8 billion from the American Recovery and Reinvestment Act of 2009 to offset General Fund expenditures in fiscal years 2008-09 and 2009-10. Final estimates put this amount at approximately $8.1 billion. As of the end of August 2009, approximately $5 billion has been received by the State.

     3. Cash Flow Management. The deterioration of revenues resulted in a cash
        --------------------
shortage in fiscal years 2008-09 and 2009-10. In order to manage cash flow and provide for timely payments of the State's obligations, the Amended 2009 Budget Act includes a number of cash solutions to better balance timing of receipts and disbursements.

     4. Proposition 98. The Proposition 98 guarantee for fiscal year 2009-10 is
        --------------
projected to be $50.4 billion, of which $35.0 billion is the General Fund portion.

     5. K-12 Education. The Amended 2009 Budget Act includes $66.7 billion for
        --------------
K-12 education programs for fiscal year 2009-10, of which $35.0 billion is funded from the General Fund. This reflects a decrease of $1.8 billion or 2.6% below the revised 2008-09 budget. Total per-pupil expenditures are projected to decrease by $262 to $11,259 in 2009-10.

     6. Higher Education. The Amended 2009 Budget Act reflects a total funding
        ----------------
of $20.9 billion, including $12.5 billion General Fund and Proposition 98 sources for all major segments of higher education (excluding infrastructure and stem cell research). This reflects an increase of $1.416 billion (including $248.6 million General Fund and Proposition 98 sources) above the revised fiscal year 2008-09 estimate.

     7. Health and Human Services. The Amended 2009 Budget Act includes $24.8
        -------------------------
billion in non-Proposition 98 General Fund expenditures for health and human service programs for fiscal year 2009-10, which is a decrease of $3.9 billion or 13.5% from the revised fiscal year 2008-09 estimate. Due to the State's severe fiscal shortfall, the Initial 2009 Budget Act included $2.4 billion in proposed General Fund expenditure reductions in health and human services programs in fiscal year 2009-10, and the amendments to the 2009 Budget Act include an additional $3.4 billion in fiscal year 2009-10 General Fund expenditure reductions in these programs. Unlike the budget enacted by the California Legislature in February 2009, the Amended 2009 Budget Act reflects significant General Fund relief for health and human services programs resulting from the American Recovery and Reinvestment Act of 2009.

     8. Transportation Funding. The Amended 2009 Budget Act includes $1.441
        ----------------------
billion of General Fund expenditures to fully fund local transportation programs under Proposition 42 in fiscal year 2009-10. Proposition 1B was also passed in November 2006, providing $19.9 billion in bonding authority for a total of 16 programs intended to address a broad range of transportation priorities, including rehabilitation and expansion of highways, transit and transit security, port security and air quality. The authority for the use of any bond funds must be provided for in a budget act. The Amended 2009 Budget Act appropriates $4.2 billion of funds from the Proposition 1B bond authorization. Additionally, the Amended 2009 Budget Act directs $953 million of funds from sales tax on fuels to offset costs of programs otherwise likely to be funded from the General Fund such as debt service on transit bonds and other transportation programs. Of this amount, approximately $816 million is for uses substantially similar to those that are the subject of litigation related to the 2008 Budget Act.

     9. Budget Stabilization Account. Under normal circumstances, the State
        ----------------------------
would set aside a specified portion of estimated annual General Fund revenues for fiscal year 2009-10 in the BSA for reserves that may be used to offset future shortfalls in the General Fund. Given the magnitude and urgency of the State's ongoing financial stress, the Amended 2009 Budget Act continues to suspend the transfer to the BSA for the 2009-10 fiscal year.

     10. Prison Funding. The Amended 2009 Budget Act includes $7.9 billion in
         --------------
General Fund expenditures for the California Department of Corrections and Rehabilitation ("CDCR"). In arriving at this figure, a total of $1.2 billion of savings for CDCR operations was assumed. Approximately $600 million of such savings require further legislative approval to implement and will be achieved through, among other things, prison and parole reforms. Legislative action on September 11, 2009, resulted in fewer reforms than assumed in the Amended 2009 Budget Act, and will therefore generate less savings. The savings loss is estimated at $233.4 million.

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State Indebtedness
------------------

     The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants.

     GENERAL OBLIGATION BONDS. The California Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide a continuing appropriation from the General Fund of all debt service payments on general obligation bonds, subject only to the prior application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Under the California Constitution, the appropriation to pay debt service on the general obligation bonds cannot be repealed until the principal of and interest on the bonds have been paid. Certain general obligation bond programs, called "self-liquidating bonds," receive revenues from specified sources so that moneys from the General Fund are not expected to be needed to pay debt service, but the General Fund is liable as a back-up if the specified revenue source is not sufficient. The principal self-liquidating bond programs are (1) the ERBs, supported by a special sales tax, and (2) veterans general obligation bonds, supported by mortgage repayments from housing loans made to military veterans. As of August 1, 2009, the State had outstanding $68,763,254,000 aggregate principal amount of long-term general obligation bonds, of which $58,891,339,000 were payable primarily from the State's General Fund, and $9,871,915,000 were self-liquidating bonds payable first from other special revenue funds. As of August 1, 2009, there were unused voter authorizations for the future issuance of $54,725,329,000 of long-term general obligation bonds, some of which may first be issued as commercial paper notes (see "Commercial Paper Program" below). Of this unissued amount, $1,341,710,000 is for general obligation bonds payable first from other revenue sources.

     California law permits the State to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of August 1, 2009, the State had outstanding $7,252,780,000 principal amount of variable rate general obligation bonds (which includes a portion of the ERBs), representing approximately 10.5% of the State's total outstanding general obligation bonds as of that date. After August 1, 2009, the State issued $199.9 million of general obligation bonds with a mandatory tender date of November, 2012, in a private placement to a government entity. Under state law, except for the ERBs, the State must pay the principal of any general obligation bonds which are subject to optional or mandatory tender, and which are not remarketed or, if applicable, purchased by financial institutions that provide liquidity support to the State. The State has not entered into any interest rate hedging contracts in relation to any of its variable rate bonds.

     BANK ARRANGEMENTS. In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. The agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements related. To the extent that any variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to a reimbursement agreement or credit agreement would generally increase over current market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion, the State's variable rate obligations have not been remarketed, resulting in draws on the applicable credit facilities.

     COMMERCIAL PAPER PROGRAM. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issues, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. It is currently the State's policy to use commercial paper notes for a portion of the interim funding of voter-approved projects. The balance of such funding has in the past been done through internal loans from the State's PMIA. The State then issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes (and internal loans). Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2 billion in aggregate principal amount at any time. This maximum amount may be increased or decreased in the future. As of August 26, 2009, $1,510,242,000 aggregate principal amount of general obligation commercial paper notes were outstanding. Commercial paper notes are not included in the calculation of permitted variable rate indebtedness described above with respect to variable rate general obligation bonds.

     LEASE-PURCHASE OBLIGATIONS. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency, the California State University, or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of "indebtedness" within the meaning of the State Constitutional provisions that require voter approval. For purposes of this disclosure, "lease-purchase obligation" or "lease-purchase financing" means principally bonds or certificates of participation for capital facilities where the lease payments providing the security are payable from the General Fund and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. Lease payments in connection with certain of the lease-purchase financings are payable from special funds rather than the General Fund. In addition, legislation enacted in 2008 provides California's court system with increased fees which would be used to support up to $5 billion of lease revenue bond authority to expand and repair its infrastructure to address significant caseload increases and reduce delays. (Additional legislative authorization is required prior to the issuance of lease revenue bonds for the court system and therefore the $5 billion of lease revenue bond authority is not included within the authorized but unissued authorization set forth below.) The State had $8,051,006,634 General Fund-supported lease-purchase obligations outstanding as of August 1, 2009. The State Public Works Board, which is authorized to sell lease revenue bonds, had $11,609,541,918 authorized and unissued as of August 1, 2009.

     NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had approximately $53 billion aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of June 30, 2009.

     FUTURE ISSUANCE PLANS. Between November 2006 and August 2009, voters and the California Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund. This new authorization substantially increased the current amount of such General Fund-supported debt authorized and unissued to approximately $66.3 billion as of August 1, 2009. In order to address the expenditure needs for these new authorizations, along with those which existed before 2006, the State has increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved. The Amended 2009 Budget Act assumes that $14 billion of general obligation bonds will be issued in fiscal year 2009-10.

     Disruptions in financial markets and uncertainties about the State's budget condition have caused significant disruptions over the past year in the State's bond issuance program. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, the State issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State's history (excluding
ERBs). A few weeks later, the State took advantage of a new federal program called "Build America Bonds" ("BABs") to issue $6.86 billion of federally taxable general obligations bonds, of which $5.3 billion were BABs. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury will repay to the state an amount equal to 35% of the interest cost on the BABs. This will result in a net interest expense lower than what the State would have had to pay for tax-exempt bonds at that time and in that amount. BABs may be issued by the State through December 31, 2010 (unless Congress extends the program). The State will consider issuing additional BABs as market conditions warrant.

     Based on the current Department of Finance projections of program expenditure needs, without taking into account any future authorizations which may occur, the aggregate amount of outstanding general obligation and lease revenue bonds is estimated to be approximately $100 billion by the middle of the next decade, compared to the current total outstanding amount of approximately $63.7 billion. The annual debt service costs on this amount of debt was estimated to be approximately $8.7 billion, compared to approximately $5.9 billion budgeted in fiscal year 2009-10. (These estimates do not include ERBs, described below, nor do they take into account potential benefits from future refunding opportunities.)

     ECONOMIC RECOVERY BONDS. Proposition 57, referred to as the "California Economic Recovery Bond Act," was approved by the voters on March 2, 2004 (the "ERB Act"). The ERB Act authorized the issuance of up to $15 billion in ERBs to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State's full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. In May and June of 2004, California issued $10.896 billion principal amount of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion (of which, for budgetary purposes, approximately $9.242 billion was applied to the 2002-03 fiscal year and approximately $2.012 billion was applied to offset fiscal year 2004-05 General Fund expenditures). In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor's Budget, the State issued approximately $3.179 billion of additional ERBs on February 14, 2008, generating net proceeds of $3.313 billion, which were transferred to the General Fund. No further ERBs can be issued under the ERB Act, except for any refunding bonds that may be issued in the future. (The Department of Finance had determined that the full $15 billion voter authorization could not be issued because of the previous repayment of certain June 30, 2004, obligations eligible for financing pursuant to the ERB Act.)

     Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds,
(ii) all proceeds from the sale of surplus State property, and (iii) 50% of each annual deposit, up to $5 billion in the aggregate, of deposits in the BSA. As of December 31, 2008, funds from these sources have been used for early retirement of approximately $3.5 billion of ERBs through December 31, 2008, including $1.495 billion that was transferred from the BSA in fiscal years 2006-07 ($472 million) and 2007-08 ($1.023 billion). The Governor suspended both the fiscal year 2008-09 and fiscal year 2009-10 BSA transfers due to the condition of the General Fund. Because of the sharp reduction in taxable sales as a result of the current economic recession, the one-quarter cent Special Sales Tax Revenues ("SSTRs") collected from the one-quarter cent tax dedicated to repayment of the ERB debt have decreased to a level which has provided very little coverage above the required debt service amounts. This has twice caused the State to temporarily access the coverage account (reserve fund) for the ERBs (which has an approximate balance of $302 million) - once in the amount of $13.3 million on December 24, 2008, to fill a debt service account for January 1, 2009, and once on June 24, 2009, in the amount of $64.5 million, as required under the master indenture for the ERBs. In both instances, the coverage account was fully replenished by the end of the actual debt service period.

     As reported by the State on June 25, 2009, the estimate of SSTRs for the semi-annual debt service period ending January 1, 2010, will not be sufficient to pay the estimated required semi-annual payments for the same period. The Department of Finance had estimated that SSTRs for the current period will be approximately $566,000,000, compared to estimated requirements to pay debt service and other expenses of $596,796,000, as estimated by the State Treasurer's Office. Actual sales tax receipts from May 2009 through August 2009 have averaged approximately 6% below the 2009-10 May Revision projections. To the extent that actual SSTRs continue to fall short of the State's May Revision revenue estimate, the shortfall will increase. The State is currently pursuing a restructuring of the ERBs to take account of the reduced levels of SSTRs.

     TOBACCO SETTLEMENT REVENUE BONDS. In 1998 the State signed a settlement agreement (the "Master Settlement Agreement" or "MSA") with the four major cigarette manufacturers (the "participating manufacturers" or "PM"). In 2004, two of the four original PMs merged. Under the MSA, the participating manufacturers agreed to make payments to the State in perpetuity, which payments amount to approximately $25 billion (subject to adjustments) over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA allow reduction of the participating manufacturers' payments for decreases in cigarette shipment volumes by the settling participating manufacturers, payments owed to certain "Previously Settled States" and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

     Chapter 414, Statutes of 2002, enacted California Government Code Sections 63049 to 63049.5 (the "Tobacco Securitization Law"), which authorized the establishment of a special purpose trust to purchase those assets. The bill also authorized that entity to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. An initial sale of 56.57% of the State's tobacco settlement revenues producing $2.485 billion in proceeds was completed in January 2003 ("Series 2003A Bonds"). A second sale of the remaining 43.43% of the State's tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003 ("Series 2003B Bonds"). Chapter 225, Statutes of 2003, amended the Tobacco Securitization Law to require the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second (and only the second) sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient therefor. The California Legislature is not obligated to make any such requested General Fund appropriation.

     In August 2005, the Series 2003B Bonds were refinanced with a series of refunding bonds ("Series 2005A Bonds"), retaining substantially all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco settlement revenues fall short. In return for providing this covenant, the State was paid a credit enhancement fee of $525 million as part of the refinancing, which was deposited into the General Fund. In March 2007, the State completed a refunding of all of the Series 2003A Bonds. This refunding generated additional proceeds of approximately $1.258 billion, which were used (i) to offset the General Fund cost for the initial years of a litigation settlement related to the 2004-05 suspension of the Proposition 98 guarantee and (ii) for other purposes, such as funding capital projects. Some of these moneys were used for General Fund expenses in 2007-08.

     Under the MSA, the Independent Auditor calculates each year whether in a given calendar year the PMs have lost more than 2% of the market share they held in 1997 to the non-participating manufacturers ("NPMs") and, if so, a nationally recognized firm of economic consultants determines whether the MSA was a significant factor that contributed to the loss in market share. If the nationally recognized economic consultants confirm the MSA was a significant factor the PMs are then authorized to withhold up to three times the percentage of the market share loss above the 2% threshold for the specified calendar year payment. The PMs made this assertion of market share loss in 2005, 2006 and 2007 for the calendar years 2003, 2004 and 2005 payments respectively. Each assertion was confirmed and the PMs were authorized to withhold the specified amount from that year's scheduled payment. In April 2008, the PMs made this assertion for the 2006 calendar year, and a final decision in favor of the PMs was issued at the end of March 2009. In 2006, 2007 and 2008, two of the three original PMs deposited their respective shares of the 2003, 2004 and 2005 NPM adjustments into the disputed payments account, and such funds were not disbursed to the states with the PMs' annual payments for those years. As a result, the tobacco settlement revenues due to the State in April 2006 were reduced by $50.9 million, in April 2007 by $44 million, in April 2008 by $33.9 million, and in April 2009 by $32.8 million (which represented receipts from 2005, 2006, 2007 and 2008, respectively). Nevertheless, the amount of tobacco settlement revenues received in 2006, 2007, 2008 and 2009 was in excess of the required debt service payments. In February 2009, the 2005 NPM adjustment was released from the disputed payments account to the states as part of an agreement reached by the states and the PMs relating to a multi-state arbitration for the 2003 NPM adjustment rather than one for each state.

     The State Attorney General is working in tandem with the other states' Attorneys General under the terms of the MSA to compel the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA. Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds; provided that, in connection with the issuance of the Series 2005A Bonds, the State covenanted to request the California Legislature for a General Fund appropriation in the event tobacco settlement revenues fall short. Tobacco settlement revenues have been sufficient to pay debt service with respect to the tobacco settlement revenue bonds, and therefore the State's covenant to request an appropriation has never been invoked.

     FLOOD LITIGATION SETTLEMENT. In 2006, the State settled a lawsuit (referred to as the Paterno case) arising from liability for past flood damages through a stipulated judgment in the amount of $428 million, which provided for the State to make annual payments of $42.8 million, plus interest, for 10 years; the payments are subject to annual appropriation by the California Legislature. The California Legislature has included the required annual installment in each budget act since the settlement was approved. This matter is not treated as a "debt" of the State for any legal or constitutional purposes.

     OBLIGATIONS IN CONNECTION WITH PROPOSITION 1A OF 2004. The Amended 2009 Budget Act provides for State borrowing, pursuant to Proposition 1A, adopted November 2, 2004 ("Proposition 1A"), of approximately $1.935 billion of local property tax revenues. In accordance with Proposition 1A, the State is required to repay such revenues (plus interest at a rate to be determined by the Director of Finance, and certain other amounts) no later than June 2013. Legislation implementing the borrowing in the Amended 2009 Budget Act provides authority to local governments to sell their right to receive State repayment to a joint powers authority, which would issue bonds backed by the State's repayment obligation. The repayment obligation will include interest and issuance costs for the joint powers authority bonds.

     CASH FLOW BORROWINGS. As part of its cash management program, California has regularly issued short-term obligations to meet cash flow needs. The State has issued revenue anticipation notes ("RANs" or "Notes") in 22 of the last 23 fiscal years to partially fund timing differences between receipts and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants ("RAWs), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund of the State on their maturity date, subject to the prior application of such money in the General Fund to pay Priority Payments. "Priority Payments" are payments as and when due to: (i) support the public school system and public institutions of higher education (as provided in Section 8 of Article XVI of the California Constitution); (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the State; (iii) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom pursuant to the California Government Code; and (iv) pay State employees' wages and benefits, State payments to pension and other State employee benefit trust funds, State Medi-Cal claims, lease rentals to support lease revenue bonds and any amounts determined by a court of competent jurisdiction to be required by federal law or the California Constitution to be paid with State warrants that can be cashed immediately.

Sources of Tax Revenues
-----------------------

     In fiscal year 2007-08, approximately 90% of the State's General Fund revenues and transfers were derived from personal income taxes, corporation taxes, and sales and use taxes. The following are brief summaries of the major sources of such tax revenues in California.

     PERSONAL INCOME TAX. The California personal income tax, which accounted for 53% of General Fund revenues and transfers in 2007-08, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0% to 9.3%. For tax years 2009 and 2010, the rates will range from 1.25% to 9.55%. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT"), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. For example, the Franchise Tax Board indicates that the top 1% of taxpayers paid 48.1% of the total personal income tax in tax year 2007.

     Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxable income over $1 million in addition to the 9.3% rate (9.55% for tax years 2009 and 2010). The surcharge became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand county mental health programs.

     Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for as much as 14.8% and as little as 4.5% of General Fund revenues over the past 10 years. The Amended 2009 Budget Act assumes that capital gains will account for 5.5% of General Fund revenues and transfers in fiscal year 2008-09 and 3.6% in fiscal year 2009-10.

     SALES AND USE TAX. The sales and use tax (referred to herein as the "sales tax"), which accounted for 26% of General Fund revenues and transfers in fiscal year 2007-08, is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

     The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed or stored in this state. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.

     As of April 1, 2009, the breakdown of the base State and local sales tax rate of 8.25% was as follows:

  . 6% imposed as a State General Fund tax (this tax rate is scheduled to return to 5% on July 1, 2011);

  . 0.5% dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

  . 0.5% dedicated to local governments for public safety services (Local
    Public Safety Fund);

  . 1% local tax imposed under the Uniform Local Sales and Use Tax Law, with
    0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; and

  . 0.25% deposited into the Fiscal Recovery Fund to repay the state's ERBs
    (the "special sales tax").

     Existing law provides that 0.25% of the base State and local sales tax rate may be suspended in any calendar year upon certification by the Director of Finance, by November 1 in the prior year, that both of the following have occurred: (1) the General Fund reserve (excluding the revenues derived from the 0.25% special sales tax) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% special sales tax) and (2) actual revenues for the period May 1 through September 30 equal or exceed the previous May Revision forecast. The 0.25% rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2009.

     Existing law provides that the special sales tax will be collected until the first day of the calendar quarter at least 90 days after the Director of Finance certifies that all ERBs and related obligations have been paid or retired or provision for their repayment has been made or enough sales taxes have been collected to pay all ERBs and related obligations to final maturity. At such time the special sales tax will terminate and the city and county portion of taxes under the uniform local sales and use tax will be automatically increased by 0.25%.

     Proposition 1A, approved by the voters in the November 2004 election, amended the State Constitution to, among other things, reduce the California Legislature's authority over local government revenue sources by restricting the state from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions.

     Following a 2008 appellate court decision that two Dell entities improperly collected sales and use tax on optional service contracts that were sold with computers, and remitted such tax to the Board of Equalization ("BOE"), the State expects a judgment requiring the BOE to refund the tax with interest. Plaintiffs estimate that the refund amounts could be over $150 million payable from the General Fund. Identification and notification of consumers affected by the decision and therefore due a refund is unresolved. The BOE expects that the refunds will likely occur no earlier than the 2009-10 fiscal year.

     CORPORATION TAX. The corporation tax accounted for 12% of General Fund revenues and transfers in fiscal year 2007-08. Corporation tax revenues are derived from the following taxes:

     1. The franchise tax and the corporate income tax are levied at an 8.84% rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

     2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2% on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

     3. The AMT is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65%.

     4. A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first year of incorporation.

     5. Sub-Chapter S corporations are taxed at 1.5% of profits.

     6. Fees paid by limited liability companies ("LLCs"), which account for 2.8% of corporation tax revenue, are considered "corporation taxes." Three separate cases have been filed challenging the constitutionality of the LLC fee. Two have been resolved and one is pending. In California Taxpayers Association v. Franchise Tax Board, California Taxpayers Association ("Cal-Tax") challenged the constitutionality of the corporate understatement penalty that was enacted in Chapter 1, Statutes of 2007-08 First Extraordinary Session (SB X1 28, 2008 Budget Act Trailer Bill) and sought an injunction precluding the Franchise Tax Board from enforcing the statute. The trial court ruled for the State and Cal-Tax has appealed. If Cal-Tax prevails in its appeal, there is the potential for a loss of approximately $500 million per year in accelerated revenue beginning in 2010-11. However, most of this revenue would be recovered over subsequent years.

     INSURANCE TAX. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5%, surplus lines and nonadmitted insurance at 3% and ocean marine insurers at 5% of underwriting profits. The Board of Equalization ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the Department of Insurance. This ruling is expected to result in a total loss of $349 million spread over several years; the impact is estimated to be $15 million in 2008-09, $212 million in 2009-10 and $121 million in 2010-11.

     ESTATE TAX; OTHER TAXES. The State estate tax is based on the State death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Economic Growth and Tax Relief Reconciliation Act") phases out the federal estate tax by 2010. As a consequence, the Economic Growth and Tax Relief Reconciliation Act resulted in the reduction of the State estate tax revenues by 25% in calendar year 2002, 50% in calendar year 2003, and 75% in calendar year 2004, and the elimination of the state estate tax beginning in calendar year 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax will be reinstated along with the State's estate tax, unless future federal legislation is enacted to make the provisions permanent.

     Other General Fund major taxes and licenses include: Inheritance and Gift Taxes; Cigarette Taxes; Alcoholic Beverage Taxes; Horse Racing License Fees and Trailer Coach License Fees.

     SPECIAL FUND REVENUES. The California Constitution and statutes specify the uses of certain revenues. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income:

  . Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

  . Charges for special services to specific functions, including such items as business and professional license fees.

  . Rental royalties and other receipts designated for particular purposes
    (e.g., oil and gas royalties).

     Motor vehicle related taxes and fees accounted for 34% of all special fund revenues in fiscal year 2007-08. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During fiscal year 2007-08, $8.6 billion was derived from the ownership or operation of motor vehicles. Approximately $3.4 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners.

     TAXES ON TOBACCO PRODUCTS. As a result of Proposition 99, approved by the voters in 1988, and Proposition 10, approved by the voters in 1998, the State imposes an excise tax on cigarettes of 87 cents per pack and the equivalent rates on other tobacco products. Tobacco product excise tax revenues are earmarked as follows: (1) fifty cents of the per-pack tax on cigarettes and the equivalent rate levied on non-cigarette tobacco products are deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs; (2) twenty-five cents of the per-pack tax on cigarettes and the equivalent rates levied on non-cigarette tobacco products are allocated to the Cigarette and Tobacco Products Surtax Fund (these funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs); (3) ten cents of the per-pack tax is allocated to the State's General Fund; and (4) the remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

Constitutional Provisions Affecting Revenues and Appropriations
---------------------------------------------------------------

     The following are brief summaries of the major constitutional and legislative actions that have affected tax levying and collections by State and local governments in California:

     ARTICLE XIIIA. In 1978, California voters approved Proposition 13, which enacted Article XIIIA of the California Constitution ("Article XIIIA") and which, as amended, generally caps the maximum real property tax that may be imposed on real property to 1%, caps annual increases in assessed property values at 2%, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Article XIIIA also gave the California Legislature responsibility for allocating the remaining proceeds of the property tax.

     ARTICLE XIIIB. In 1979, California voters approved Proposition 4, the so-called "Gann Initiative," which added Article XIIIB to the California Constitution ("Article XIIIB"). Article XIIIB was amended by the voters in June 1990 through their approval of Proposition 111. Article XIIIB limits the annual appropriations of the State and of any city, county, school district, authority or other political subdivision of the State to the level of the appropriations limit for the prior fiscal year, as adjusted annually for changes in the cost of living, population and cost of services rendered by the governmental entity. The "base year" for establishing such appropriation limit is fiscal year 1978-79. Increases in appropriations by a governmental entity are also permitted (i) if financial responsibility for providing services is transferred to the governmental entity, or (ii) for emergencies, so long as the appropriations limits for the three years following the emergency are reduced to prevent any aggregate increase above the Constitutional limit. Decreases are required where responsibility for providing services is transferred from the government entity.

     Appropriations of an entity of local government subject to Article XIIIB include generally any authorization to expend during the fiscal year the proceeds of taxes levied by the State or other entity of local government, exclusive of certain State subventions, refunds of taxes, benefit payments from retirement, unemployment insurance and disability insurance funds. Appropriations subject to limitation pursuant to Article XIIIB do not include debt service on indebtedness existing or legally authorized as of January 1, 1979, on bonded indebtedness thereafter approved according to law by a vote of the electors of the issuing entity voting in an election for such purpose, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects and appropriations by the State of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990, levels. "Proceeds of taxes" include, but are not limited to, all tax revenues and the proceeds to any entity of government from (i) regulatory licenses, user charges and user fees to the extent such proceeds exceed the cost of providing the service or regulation, (ii) the investment of tax revenues and (iii) certain State subventions received by local governments. Article XIIIB includes a requirement that if an entity's revenues in any year exceed the amount permitted to be spent, the excess must be returned by revising tax rates or fee schedules over the subsequent two fiscal years.

     PROPOSITION 62. In 1986, California voters approved Proposition 62 ("Proposition 62"), which requires a super-majority approval of local government taxes. Two-thirds of the local entity's legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds of the electorate must approve any special tax for specific purposes.

     PROPOSITION 98. In 1988, California voters approved Proposition 98 ("Proposition 98") as an amendment to the California Constitution, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the California Legislature, by a two-thirds vote in both houses and with the Governor's concurrence, to suspend the minimum funding formula for a one- year period. The fiscal year 2004-05 budget suspended the level of Proposition 98 spending by setting a statutory funding target approximately $2 billion lower than the Constitutional guarantee. This suspended amount was fully paid in fiscal year 2005-06. However, subsequent growth in General Fund revenues increased the fiscal year 2004-05 Proposition 98 amount by an additional $1.6 billion, bringing the total value of the legislative suspension to $3.6 billion. Because the Proposition 98 minimum guarantee is calculated based on prior-year funding, the fiscal year 2005-06 funding level was also affected by the increased revenues and was $1.1 billion less than the statutory target levels. This suspended amount is added to the existing maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. The unpaid additional funding requirements were the subject of a lawsuit by the California Teachers Association, which has been settled. The State agreed to retire the $2.8 billion obligation with a $300 million payment in fiscal year 2007-08 and further annual payments of $450 million beginning in fiscal year 2008-09 until the entire obligation is repaid. The total estimated maintenance factor balance was $65.5 million at the end of fiscal year 2007-08, which maintenance factor balance is required to be restored in future years as economic conditions improve.

     ARTICLE XIIIC AND ARTICLE XIIID. In 1996, California voters approved Proposition 218, entitled the "Right to Vote on Taxes Act" ("Proposition 218"), which enacted Article XIIIC ("Article XIIIC") and Article XIIID ("Article XIIID") to the California Constitution. Article XIIIC and Article XIIID contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges. The interpretation and application of certain provisions of Proposition 218 will ultimately be determined by the courts with respect to some of the matters discussed below. It is not possible at this time to predict with certainty the future impact of such interpretations.

     Article XIIIC requires that all new local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes, even if deposited in a general fund, require a two-thirds vote. Article XIIIC further provides that any general purpose tax imposed, extended or increased without voter approval after December 31, 1994, may continue to be imposed only if approved by a majority vote in an election which must be held within two years of November 5, 1996. Article XIIIC also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees and charges were imposed. Article XIIIC expands the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power. This extension of the initiative power is not limited by the terms of Article XIIIC to fees imposed after November 6, 1996, and, absent other legal authority, could result in the retroactive reduction in any existing taxes, assessments, fees or charges. "Assessments," "fees" and "charges" are not defined in Article XIIIC, and it is unclear whether these terms are intended to have the same meanings for purposes of Article XIIIC as for Article XIIID described below. If not, the scope of the initiative power under Article XIIIC potentially could include any general fund local tax, assessment or fee not received from or imposed by the federal or State government or derived from investment income.

     Article XIIID also added several new provisions relating to how local agencies may levy and maintain "assessments" for municipal services and programs. These provisions include, among other things, (i) a prohibition against assessments which exceed the reasonable cost of the proportional special benefit conferred on a parcel, (ii) a requirement that the assessment must confer a "special benefit," as defined in Article XIIID, over and above any general benefits conferred, and (iii) a majority protest procedure which involves the mailing of a notice and a ballot to the record owner of each affected parcel, a public hearing and the tabulation of ballots weighted according to the proportional financial obligation of the affected party. "Assessment" is defined in Article XIIID to mean any levy or charge on real property for a special benefit conferred on the real property.

     PROPOSITION 1A. On November 2, 2004, California voters approved Proposition 1A, which amended the California Constitution to reduce the State's authority over major local government revenue sources. Under Proposition 1A, the State may not (i) reduce local sales tax rates or alter the method of allocating the revenue generated by such taxes, (ii) shift property taxes from local governments to schools or community colleges, (iii) change how property tax revenues are shared among local governments without two-third approval of both houses of the California Legislature, or (iv) decrease vehicle license fee revenues without providing local governments with equal replacement funding. Beginning, in fiscal year 2008-09, Proposition 1A permits the State to shift a limited amount of local government property tax revenue to schools and community colleges if certain conditions are met, including: (a) a proclamation by the Governor that the shift is needed due to a severe financial hardship of the State and (b) approval of the shift by the California Legislature with a two-thirds vote of both houses. In the event of such a shift, the State is required to repay local governments for their property tax losses, with interest, within three years. Proposition 1A does allow the State to approve voluntary exchanges of local sales tax and property tax revenues among local governments within a county. Proposition 1A also amends the California Constitution to require the State to suspend certain State laws creating mandates in any year that the State does not fully reimburse local governments for their costs to comply with the mandates; provided, however, that such provision does not apply to mandates relating to schools or community colleges or to mandates relating to employee rights.

     The purpose of Proposition 1A is to increase and stabilize local government revenues. Proposition 1A could also, however, result in decreased resources being available for State programs. Such a decrease, in turn, could affect actions taken by the State to resolve budget difficulties, including increasing State taxes, decreasing spending on certain State programs or even suspending or otherwise circumventing Proposition 1A in order to appropriate local government revenues.

     FUTURE INITIATIVES. Article XIIIB, Article XIIIC, Article XIIID, Proposition 62, Proposition 98 and Proposition 1A were each adopted as measures that qualified for the ballot pursuant to the State's Constitutional initiative process. From time to time other initiative measures could be adopted, affecting the ability of the State to increase or apply revenues and to make or increase appropriations.

Litigation
----------

     The State is continually a party to numerous legal proceedings, many of which could have an adverse impact on the State's financial condition. Pending litigation currently includes, but is not limited to, cases involving issues related to taxes, environmental matters, health care, tribal gaming, transportation, education, and the State's prison system, all of which, if decided adversely to California, could result in significant General Fund expenditures or otherwise impact the ability of the State to raise revenues.

Local Governments
-----------------

     The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.

     The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

     In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the California Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the California Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

     The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 (described below) dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the "state-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which had previously received all VLF revenues, the 1.35% reduction in VLF revenue to cities and counties from this rate change was backfilled by an increase in the amount of property tax revenues they receive. This worked to the benefit of local governments, because the backfill amount annually increases in proportion to the growth in secured roll property tax revenues, which has historically grown at a higher rate than VLF revenues. This arrangement continues without change in the Amended 2009 Budget Act.

     Pursuant to statutory changes made in conjunction with the February 2009 Budget Package, the VLF rate increased from 0.65% to 1.15%, effective May 19, 2009. Of this 0.50% increase, 0.35% flows to the General Fund, and 0.15% supports various law enforcement programs previously funded by the state General Fund. This increased VLF rate will be effective through the 2010-11 fiscal year.

     As part of the state-local agreement, voters at the November 2004 election approved Proposition 1A. Proposition 1A amended the State Constitution to, among other things, reduce the California Legislature's authority over local government revenue sources by placing restrictions on the state's access to local governments' property, sales and VLF revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the state is able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe state fiscal hardship and two-thirds of both houses of the California Legislature approves the borrowing. The amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

     Proposition 1A also prohibits the State from mandating activities on cities, counties or special districts without providing the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the state does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate is suspended. In addition, Proposition 1A expanded the definition of what constitutes a mandate to encompass state action that transfers to cities, counties and special districts financial responsibility for a required program for which the state previously had partial or complete responsibility. The State mandate provisions of Proposition 1A do not apply to schools or community colleges or to mandates relating to employee rights.

     In light of the current fiscal situation, the Amended 2009 Budget Act authorizes the State to exercise its Proposition 1A borrowing authority. This borrowing is estimated to generate $1.935 billion that will be used to offset State General Fund costs for a variety of court, health, corrections and K-12 programs. The enabling legislation specifies the borrowed sums will be repaid, with interest, no later than June 30, 2013.

     The enabling legislation also creates a securitization mechanism for local governments to sell their right to receive the state's payment to a local government-operated joint powers agency, which will then issue bonds with an aggregate principal amount not to exceed $2.25 billion. Pursuant to Proposition 1A, the State is required to repay the local government borrowing (which in turn will be used to repay the bonds of the joint powers authority) no later than June 30, 2013.

     The Amended 2009 Budget Act also contains a shift of $1.7 billion in redevelopment authority funds from current revenue and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. The enabling legislation allows redevelopment agencies to borrow from parent agencies. These revenues are then shifted to schools that serve the redevelopment areas. This frees an equal amount of base property tax that is shifted to the Supplemental Revenue Augmentation Funds in each county that are set up in the Proposition 1A legislation and used for the same purposes. (The failure of the California Legislature, during the regular session ended on September 11, 2009, to pass clean-up legislation clearly authorizing redevelopment agencies to borrow from low and moderate income housing accounts may jeopardize the ability of some agencies to make their full payment to the Supplemental Education Revenue Augmentation Fund in fiscal year 2009-10. Therefore some portion of the $1.7 billion budget solution may not be achieved in fiscal year 2009-10 as planned. It is possible that these funds could be paid in later years as agencies receive new revenues with which to make the payments.)

     The California Redevelopment Association, which includes a number of redevelopment agencies among its members, has publicly announced that it is preparing to file a lawsuit challenging the $1.7 billion shift described above. The 2008 Budget Act included a shift of $350 million of redevelopment agency moneys. The California Redevelopment Association challenged that shift, and a trial court held that the legislation providing for the shift was invalid, which prevented the state from shifting the funds for the 2008-09 fiscal year. The State initially appealed the trial court decision, but subsequently abandoned the appeal, which made the trial court ruling final and binding. The State has subsequently enacted legislation that addresses the concerns noted by the trial court, which the Administration believes will enable the proposed $1.7 billion shift to go forward in fiscal year 2009-10. The Amended 2009 Budget Act does not assume any State General Fund Proposition 98 cost reduction from the 2008-09 legislation.

Economic, Political, Social and Environmental Conditions
--------------------------------------------------------

     Changes in economic, political, social or environmental conditions on a local, State, federal and/or international level may adversely affect California's financial condition, as well as investment risk generally. Such conditional changes may include (but are not limited to) fluctuations in business production, consumer prices or financial markets, unemployment rates, technological advancements, shortages or surpluses in natural resources or energy supplies, changes in law, social unrest, fluctuations in the crime rate, political conflict, acts of war or terrorism, environmental damage and natural disasters.

        SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of January 1, 2010. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     CONSTITUTIONAL STATE REVENUE LIMITATIONS. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The state's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     POPULATION TRENDS IN THE STATE. Minnesota resident population grew from 4,934,000 in 2000 to 5,220,000 in 2008 or, at an average annual compound rate of 1.2 percent, the same as the national average. From 2000 to 2008, Minnesota's resident population grew at an annual compound rate of 0.7 percent compared to the annual rate for the U.S. as a whole of 0.9 percent. Minnesota population is forecast by the U.S. Department of Commerce to grow at annual rate of 0.79 percent through 2030 compared to 0.83 percent nationally.

     STRUCTURE OF THE STATE'S ECONOMY. Diversity and a significant natural resource base are two important characteristics of the state's economy.

     At an aggregate level of detail, the structure of the state's economy parallels the structure of the United States economy as a whole. For 2008, state employment in 14 major sectors was distributed in approximately the same proportions as national employment. In all sectors, except education and health services, the share of the total state employment was within two percentage points of national employment share.

     Some unique characteristics of the state's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the state's employment was highly concentrated in the fabricated metals, machinery and computers and electronics categories. Of particular importance is the computers and electronics category in which 24.4 percent of the state's durable goods employment was concentrated in 2008, as compared to 14.7 percent for the United States as a whole.

     The importance of the state's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2008, 35.7 percent of the state's non-durable goods employment was concentrated in food manufacturing. This compares to 30.0 percent in the national economy. Over half of the state's acreage is devoted to agricultural purposes.

     Mining is currently a less significant factor in the state economy than it once was. However, Minnesota retains vast quantities of taconite as well as copper, cobalt and peat, which may be utilized in the future.

     EMPLOYMENT GROWTH IN THE STATE. Between 1990 and 2000, Minnesota's employment grew 23.2 percent compared with 19.9 percent nationwide. For the 2000 to 2008 period, Minnesota's employment grew 1.9 percent compared with 3.7 percent nationally.

     PERFORMANCE OF THE STATE'S ECONOMY. Since 1990, state per capita personal income has been within ten percentage points of national per capita personal income. The state's per capita income has generally remained above the national average. In 2008, Minnesota per capita personal income was 107.6 percent of the national average.

     During 2008, the state's monthly unemployment rate was generally less than the national unemployment rate, averaging 5.4 percent in 2008, as compared to the national average of 5.8 percent. As of September 2009, Minnesota's unemployment rate was 7.1 percent, as compared to the national average of 9.5 percent.

     LOCAL OBLIGATIONS. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school, city and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

       SPECIAL CONSIDERATIONS AFFECTING NEW JERSEY MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting New Jersey and its economy and is based on information drawn from official statements, government websites and other resources publicly available as of November 23, 2009. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     CONSTITUTIONAL STATE REVENUE LIMITATIONS. New Jersey's constitutionally prescribed fiscal period is annual. No agency or other entity may spend more than its "allotment." The state's Treasury Department, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Pursuant to Article VIII, Section II, paragraph 2 of the State Constitution, no money may be drawn from the State Treasury except for appropriations made by law. In addition, all monies for the support of state government and all other state purposes, as far as can ascertained or reasonably foreseen, must be provided for in one general appropriations law covering one and the same fiscal year. No general appropriations law or other law appropriating money for any state purpose shall be enacted if the amount of money appropriated there in, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.


     As of June 30, 2009, there were ten obligations subject to annual appropriation with a combined outstanding principal amount of over 28.5 billion.

     EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of New Jersey municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     POPULATION TRENDS IN THE STATE. New Jersey resident population grew from 7,730,188 in 1990 to 8,414,350 in 2000, and is estimated at 8,683,000 as of
December 2008. New Jersey's population grew rapidly in the years following World War II, before slowing to an annual rate of 0.27% in the 1970s. Between 1980 and 1990, the annual rate of growth rose to 0.51% and between 1990 and 2000, accelerated to 0.83%. With an average of 1,171 persons per square mile, it is the most densely populated of all the states.

     STRUCTURE OF THE STATE'S ECONOMY. The state's economic base is diversified, consisting of a variety of manufacturing construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation augment the air, land and water transportation complex which has influenced much of the State's economy. Since 1976, casino gambling in Atlantic City has been an important state tourist attraction. The state's central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the state an attractive location for corporate headquarters and international business offices.

     EMPLOYMENT GROWTH IN THE STATE. New Jersey's economy weakened significantly in 2008 along with the national economy and other states' economies. Payroll employment decreased at an average annual rate of 0.5% in 2008 after growing very slowly at an average annual rate of 0.2% in 2007. For calendar year 2009, through June 2009, payroll employment decreased by an average annual rate of 3.1% reflecting the deterioration in the employment conditions in the state. Since the beginning of 2009, the level of employment has remained consistently below the 4.0 million mark that the state enjoyed for the previous fifty-four months. The state's level of payroll employment as of June 2009 was 3,931 million.

     New Jersey payroll employment declined by 3.3% in June 2009 compared to June 2008. Most of the job losses were in professional and business services, manufacturing, construction, trade, transport and utility services.

     The generally declining labor market conditions have kept the state's unemployment rate above 5.0% for thirteen straight months since May 2008. The state's unemployment rate averaged 5.5% in 2008. For calendar year 2009 though June 2009, the state's average unemployment rate was 8.4% while the national unemployment rate averaged 8.7% during the same time period.

     PERFORMANCE OF THE STATE'S ECONOMY. New Jersey's economy is expected to follow the national trend for 2009. Employment is projected to decrease by an approximately 3.2% average annual rate in 2009 and decrease by an average annual rate of 0.9% in 2010. Personal income is expected to decline at an annual average rate of 0.7% in 2009 and improve to a growth rate of approximately 1.7% in 2010.

     Inflation is expected to remain low during the current economic recession and may not be a serious concern until consumer spending revives. The future economic outlook hinges on the success of the federal economic stimulus package and supportive fiscal and monetary policies. Availability of credit, stability in the financial markets and improvements in consumer and business confidence are critical factors necessary for economic turnaround nationally and in New Jersey.

     The state and the nation may experience further near-term deterioration in growth and the expected pace of economic expansion may decline further if consumers, investors, and businesses become more concerned about the impact of the federal economic stimulus on job growth, credit availability, financial market stresses, and geopolitical tensions. To a large extent, the future direction of the economy nationally and in the state hinges on the assumptions regarding the current economic recession, energy prices, and stability in the financial markets.

     LOCAL OBLIGATIONS. The State of New Jersey has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of New Jersey itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

        SPECIAL CONSIDERATIONS AFFECTING NEW YORK MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting New York and its economy and is based on information drawn from official statements, government websites and other resources publicly available as of November 3, 2009. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     CONSTITUTIONAL STATE REVENUE LIMITATIONS. New York's constitutionally prescribed fiscal period is annual. No agency or other entity may spend more than its "allotment." The state's Division of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of New York municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     POPULATION TRENDS IN THE STATE. According to the U.S. Bureau of the Census population estimates, New York City's population increased from 17,990,455 in 1990 to 18,976,457 in 2000 and 19,541,453 in 2009. According to the U.S. Bureau
of the Census, New York resident population is projected to grow 2.6% by 2030.

     STRUCTURE OF THE STATE'S ECONOMY. Recent data indicate that the New York State economy deteriorated more quickly during the first half of 2009 than had been anticipated in July when the First Quarterly Update to the Annual Information Statement was released. The declines in private sector employment and wages for the first quarter of 2009 were steeper than originally anticipated, and there are preliminary indications that the same is true for the second quarter as well. These developments reinforce the notion that though the state recession started fully eight months after the U.S. as a whole it is both catching up quickly and likely to last longer.

     EMPLOYMENT GROWTH IN THE STATE. New York's employment is projected to decline 0.5 percent for 2010, following a decline of 2.3 percent for 2009. Private sector employment is projected to fall 0.6 percent for 2010, following a decline of 2.8 percent for 2009. Job declines continue to be led by the manufacturing, construction, and financial services sectors, all of which pay salaries that are high than the statewide average. Declines in financial services employment appear to be having a large impact on household spending, as evidenced by the unprecedented large declines observed in taxable sales, particular downstate.

     PERFORMANCE OF THE STATE'S ECONOMY. New York's Division of the Budget's outlook for New York's economy calls for the current recession ending by the second half of 2010. However, there exists significant downside risk to the projected timing and strength of the coming recovery, given the historically unprecedented decline in wages being witnessed during the current recession. The declines appear greatest among the state's high-wage economic sectors, heightening the risk to revenues. Financial market uncertainty poses a particularly large degree of risk for New York.

     LOCAL OBLIGATIONS. The State of New York has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of New York itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

      SPECIAL CONSIDERATIONS AFFECTING PENNSYLVANIA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Pennsylvania and its economy and is based on information drawn from official statements, government websites and other resources publicly available as of November 23, 2009. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     CONSTITUTIONAL STATE REVENUE LIMITATIONS. Pennsylvania's constitutionally prescribed fiscal period is annual. No agency or other entity may spend more than its "allotment." The state's Division of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of Pennsylvania municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     POPULATION TRENDS IN THE STATE. Pennsylvania is one of the most populous states, ranking sixth behind California, Texas, New York, Florida, and Illinois. The population of the Pennsylvania, 12.4 million people in 2008, according to the U.S. Bureau of the Census, represents a population growing slower than the nation with a higher portion than the nation or the region comprised of persons 45 or over. Of the state's 2008 mid-year population estimate, 79 percent resided in the 15 Metropolitan Statistical Areas ("MSAs"). The largest MSAs in the state are those that include the cities of Philadelphia and Pittsburgh, which together contain almost 44 percent of the state's total population.

     STRUCTURE OF THE STATE'S ECONOMY. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined. Pennsylvania's business environment readjusted with a more diversified economic base as a result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.

     Pennsylvania's agricultural industries remain an important component of the Commonwealth's economic structure, accounting for more than $5.8 billion in crop and livestock products annually. In 2008, agribusiness and food related industries reached export sales surpassing $1.5 billion in economic activity. Over 58,000 famers form the backbone of the state's agricultural economy. Farmland in Pennsylvania includes over four million acres of harvested cropland and three million acres of pasture and farm woodlands - nearly one-third of the Commonwealth's total land area. Agricultural diversity in the Commonwealth is demonstrated by the fact that Pennsylvania ranks among the top ten states in the production of a variety of agricultural products. Agriculture exports have grown by more than 5.3% since 2003.

     Pennsylvania's extensive public and private forests provide a vast source of material for the lumber, furniture, and paper products industries. The forestry and related industries accounts for 1.5% of employment with economic activity of nearly $5 billion in sales of which $984 million is from international trade. Additionally, the Commonwealth derives a good water supply from underground sources, abundant rainfall, and a large number of rivers, streams, and lakes. Other national resources include major deposits of coal, petroleum, and natural gas. Annually, about 75 million tons of anthracite and bituminous coal, 168 billion cubic feet of natural gas, and about 3.6 million barrels of oil are extracted from Pennsylvania.

     EMPLOYMENT GROWTH IN THE STATE. Non-agricultural employment in Pennsylvania over the 10 years ending 2008 increased at an average annual rate of 0.4 percent compared with a 0.4 percent rate for the Middle Atlantic region (consisting of Pennsylvania, New York and New Jersey) and 0.7 percent rate for the U.S. Non-manufacturing employment in Pennsylvania has increased in recent years and reached 88.9 percent of total employment by 2008. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 11.1 percent of 2008 non-agricultural employment, has fallen behind the services sector, the trade sector and the government sector as the 4th largest single source of employment within the Commonwealth. In 2008, the services sector accounted for 46.1 percent of all non-agricultural employment while the trade sector accounted for
15.3 percent.

     Pennsylvania's annual average unemployment rate was equivalent to the national average throughout the 2000s. Slower economic growth caused the unemployment rate in Pennsylvania to rise to 5.7 percent in 2003. The resumption of faster economic growth resulted in a decrease in the Commonwealth's annual unemployment rate to 4.4 percent in 2007. As of October 2009, Pennsylvania had a seasonally adjusted annual unemployment rate of 8.8 percent.

     PERFORMANCE OF THE STATE'S ECONOMY. Pennsylvania's economy is expected to follow the national trend for 2009. Employment is projected to decrease by an approximately 3.2% average annual rate in 2009 and decrease by an average annual rate of 0.9% in 2010. Personal income is expected to decline at an annual average rate of 0.7% in 2009 and improve to a growth rate of approximately 1.7% in 2010.

     Inflation is expected to remain low during the current economic recession and may not be a serious concern until consumer spending revives. The future economic outlook hinges on the success of the federal economic stimulus package and supportive fiscal and monetary policies. Availability of credit, stability in the financial markets and improvements in consumer and business confidence are critical factors necessary for economic turnaround nationally and in Pennsylvania.

     LOCAL OBLIGATIONS. The Commonwealth of Pennsylvania has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Pennsylvania itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 15, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     Information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

                           POSITION HELD                                                                      OTHER PUBLIC
                                WITH                                                                           COMPANY OR
                            REGISTRANT/                                                                        INVESTMENT
                             LENGTH OF                         PRINCIPAL OCCUPATION(S)                          COMPANY
NAME AND AGE                 SERVICE/1/                          DURING PAST 5 YEARS                         DIRECTORSHIPS
------------------------ ----------------- -------------------------------------------------------------- -------------------
                                                      INDEPENDENT TRUSTEES
Peter G. Gordon, 67      Trustee, since    Co-Founder, Chairman, President and CEO of Crystal                     N/A
                         1998, Chairman,   Geyser Water Company.
                         since 2005
                         (Lead Trustee
                         since 2001)
Isaiah Harris, Jr., 56   Trustee, since    Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation
                         2009, Advisory    Advertising and Publishing Corp from 2005 to 2007,              Deluxe Corporation
                         Board Member,     President and CEO of BellSouth Enterprises from 2004 to
                         from 2008 to      2005 and President of BellSouth Consumer Services from
                         2009              2000 to 2003. Currently a member of the Iowa State
                                           University Foundation Board of Governors and a member of
                                           the Advisory Board of Iowa State University School of
                                           Business.
Judith M. Johnson, 60    Trustee, since    Retired. Prior thereto, Chief Executive Officer and Chief              N/A
                         2008              Investment Officer of Minneapolis Employees Retirement
                                           Fund from 1996 to 2008. Ms. Johnson is a certified public
                                           accountant and a certified managerial accountant.
David F. Larcker, 59     Trustee, since    James Irvin Miller Professor of Accounting at the Graduate             N/A
                         2009, Advisory    School of Business, Stanford University, Director of
                         Board Member,     Corporate Governance Research Program and Co-Director of
                         from 2008 to      The Rock Center for Corporate Governance since 2006.
                         2009              From 2005 to 2008, Professor of Accounting at the Graduate
                                           School of Business, Stanford University. Prior thereto, Ernst
                                           & Young Professor of Accounting at The Wharton School,
                                           University of Pennsylvania from 1985 to 2005.
Olivia S. Mitchell, 56   Trustee, since    Professor of Insurance and Risk Management, Wharton                    N/A
                         2006              School, University of Pennsylvania. Director of the Boettner
                                           Center on Pensions and Retirement Research. Research
                                           associate and board member, Penn Aging Research Center.
                                           Research associate, National Bureau of Economic Research.
Timothy J. Penny, 57     Trustee, since    President and CEO of Southern Minnesota Initiative                     N/A
                         1996              Foundation, a non-profit organization, since 2007 and Senior
                                           Fellow at the Humphrey Institute Policy Forum at the
                                           University of Minnesota since 1995. Member of the Board
                                           of Trustees of NorthStar Education Finance, Inc., a
                                           non-profit organization, since 2007.

                           POSITION HELD                                                                 OTHER PUBLIC
                               WITH                                                                       COMPANY OR
                            REGISTRANT/                                                                   INVESTMENT
                             LENGTH OF                        PRINCIPAL OCCUPATION(S)                       COMPANY
NAME AND AGE                SERVICE/1/                          DURING PAST 5 YEARS                      DIRECTORSHIPS
----------------------- ------------------ ------------------------------------------------------------ --------------
Donald C. Willeke, 69   Trustee, since     Principal of the law firm of Willeke & Daniels. General            N/A
                        1996               Counsel of the Minneapolis Employees Retirement Fund
                                           from 1984 to present.
                                                        OFFICERS
Karla M. Rabusch, 50    President, since   Executive Vice President of Wells Fargo Bank, N.A. and             N/A
                        2003               President of Wells Fargo Funds Management, LLC since
                                           2003. Senior Vice President and Chief Administrative
                                           Officer of Wells Fargo Funds Management, LLC from 2001
                                           to 2003.
David Berardi, 34       Assistant          Vice President of Evergreen Investment Management                  N/A
                        Treasurer, since   Company, LLC since 2008. Assistant Vice President of
                        2009               Evergreen Investment Services, Inc. from 2004 to 2008.
                                           Manager of Fund Reporting and Control for Evergreen
                                           Investment Management Company, LLC since 2004.
Jeremy DePalma, 35      Assistant          Senior Vice President of Evergreen Investment Management           N/A
                        Treasurer, since   Company, LLC since 2008. Vice President, Evergreen
                        2009               Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                           President, Evergreen Investment Services, Inc. from 2000 to
                                           2004 and the head of the Fund Reporting and Control Team
                                           within Fund Administration since 2005.
C. David Messman, 49    Secretary, since   Senior Vice President and Secretary of Wells Fargo Funds           N/A
                        2000; Chief        Management, LLC since 2001. Vice President and Managing
                        Legal Officer,     Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                        since 2003
Debra Ann Early, 45     Chief              Chief Compliance Officer of Wells Fargo Funds                      N/A
                        Compliance         Management, LLC since 2007. Chief Compliance Officer of
                        Officer, since     Parnassus Investments from 2005 to 2007. Chief Financial
                        2007               Officer of Parnassus Investments from 2004 to 2007 and
                                           Senior Audit Manager of PricewaterhouseCoopers LLP from
                                           1998 to 2004.
Kasey Phillips, 38      Treasurer, since   Senior Vice President of Evergreen Investment Management           N/A
                        2009               Company, LLC since 2006 and currently the Treasurer of the
                                           Evergreen Funds since 2005. Vice President and Assistant
                                           Vice President of Evergreen Investment Services, Inc. from
                                           1999 to 2006.

------
1   Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.

     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met twice during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include:
(i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

     The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.

     COMPENSATION. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended February 28, 2010, the Trustees received the following compensation:

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED FEBRUARY 28, 2010

                                                             INDEPENDENT TRUSTEES
                               PETER G.      ISAIAH     JUDITH M.   DAVID F.   OLIVIA S.   TIMOTHY J.   DONALD C.
FUND NAME                       GORDON    HARRIS, JR.    JOHNSON     LARCKER    MITCHELL      PENNY      WILLEKE
California Municipal Money         $           $            $           $          $            $           $
Market Fund
Government Money Market            $           $            $           $          $            $           $
Fund
Heritage Money Market              $           $            $           $          $            $           $
Fund
Minnesota Money Market             $           $            $           $          $            $           $
Fund
Money Market Fund                  $           $            $           $          $            $           $
Municipal Cash Management          $           $            $           $          $            $           $
Money Market Fund/1/
Municipal Money Market             $           $            $           $          $            $           $
Fund
National Tax-Free Money            $           $            $           $          $            $           $
Market Fund
New Jersey Municipal               $           $            $           $          $            $           $
Money Market Fund/1/
New York Municipal Money           $           $            $           $          $            $           $
Market Fund/1/
Pennsylvania Municipal             $           $            $           $          $            $           $
Money Market Fund/1/
Treasury Plus Money Market         $           $            $           $          $            $           $
Fund
100% Treasury Money                $           $            $           $          $            $           $
Market Fund
Total Compensation from the        $           $            $           $          $            $           $
Fund Complex/2/

------
/1/   The Fund commenced operations ________ __, 2010. The Trustees received no compensation for this Fund in the period indicated.
/2/   Includes Trustee compensation received by other funds within the entire
       Fund Complex (consisting of 133 funds) as of the Funds' fiscal year end.


     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over
$100,000.

           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2009

                                                                  INDEPENDENT TRUSTEES
                       PETER G.         ISAIAH           JUDITH M.   DAVID F.   OLIVIA S.        TIMOTHY J.       DONALD C.
FUND                   GORDON           HARRIS, JR.      JOHNSON     LARCKER    MITCHELL         PENNY            WILLEKE
California Municipal
Money Market Fund      $                $                     $          $      $                $                $
Government Money
Market Fund            $                $                     $          $      $                $                $
Heritage Money
Market Fund            $                $                     $          $      $                $                $
Minnesota Money
Market Fund            $                $                     $          $      $                $                $
Money Market Fund      $                $                     $          $      $                $                $
Municipal Cash
Management Money
Market Fund/2/         $                $                     $          $      $                $                $
Municipal Money
Market Fund            $                $                     $          $      $                $                $
National Tax-Free
Money Market Fund      $                $                     $          $      $                $                $
New Jersey
Municipal Money
Market Fund/2/         $                $                     $          $      $                $                $
New York Municipal
Money Market Fund/2/   $                $                     $          $      $                $                $
Pennsylvania
Municipal Money
Market Fund/2/         $                $                     $          $      $                $                $
Treasury Plus Money
Market Fund            $                $                     $          $      $                $                $
100% Treasury
Money Market Fund      $                $                     $          $      $                $                $
Aggregate Dollar
Range of
Equity Securities Of
Fund
Complex/1/             over $100,000    over $100,000         $0         $0     over $100,000    over $100,000    over $100,000

------
/1/   Includes Trustees ownership in shares of other funds within the entire
       Fund Complex (consisting of 133 funds) as of the calendar year end.
2   The Fund commenced operations _______ __, 2010.

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.


Investment Adviser
------------------

     Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants
     -----------------------------
in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

FUND
 California Municipal Money Market Fund                 First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Over $5B             0.25%
 Government Money Market Fund                       All asset levels         0.10%
 Heritage Money Market Fund                         All asset levels         0.10%
 Minnesota Money Market Fund                            First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Next $10B            0.25%
                                                        Next $10B           0.225%
                                                        Over $25B            0.20%
 Money Market Fund                                      First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Next $10B            0.25%
                                                        Next $10B           0.225%
                                                        Over $25B           0.20
 Municipal Cash Management Money Market Fund        All asset levels         0.10%
 Municipal Money Market Fund                            First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Next $10B            0.25%
                                                        Next $10B           0.225%
                                                        Over $25B            0.20%
 National Tax-Free Money Market Fund                All asset levels         0.10%
 New Jersey Municipal Money Market Fund                 First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Next $10B            0.25%
                                                        Next $10B           0.225%
                                                        Over $25B            0.20%
 New York Municipal Money Market Fund                   First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Next $10B            0.25%
                                                        Next $10B           0.225%
                                                        Over $25B            0.20%
 Pennsylvania Municipal Money Market Fund               First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Next $10B            0.25%
                                                        Next $10B           0.225%
                                                        Over $25B            0.20%
 Treasury Plus Money Market Fund                    All asset levels         0.10%
 100% Treasury Money Market Fund                        First $1B            0.30%
                                                        Next $4B            0.275%
                                                        Next $10B            0.25%
                                                        Next $10B           0.225%
                                                        Over $25B            0.20%

Advisory Fees Paid. For the fiscal years shown in the table below, the Funds
-------------------
paid the following advisory fees, and the investment adviser waived or reimbursed the indicated fees. The table does not contain information on the Municipal Cash Management Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund prior to the fiscal year ended February 29, 2010, because these Funds did not commence operations until ________ __, 2010.

                           YEAR ENDED                          YEAR ENDED                                   YEAR ENDED
                           2/28/2010                            2/29/2009                                   2/28/2008
                                        FEES                                      FEES                                       FEES
                                        PAID                                      PAID                                       PAID
                     FEES      FEES     AFTER       FEES           FEES          AFTER           FEES          FEES         AFTER
FUND               INCURRED   WAIVED   WAIVER     INCURRED        WAIVED         WAIVER        INCURRED       WAIVED        WAIVER
California             $         $        $     $13,979,321    $10,294,043    $ 3,685,278    $11,240,074   $ 8,000,848   $ 3,239,226
Municipal Money
Market
Government             $         $        $     $38,192,016    $14,820,976    $23,371,040    $23,012,738   $ 8,555,988   $14,456,750
Money Market
Heritage Money         $         $        $     $ 7,702,363    $ 5,149,259    $ 2,553,104    $ 1,785,033   $ 1,208,041   $   576,992
Market
Minnesota              $         $        $     $   604,655    $   167,022    $   437,633    $   402,879   $   105,527   $   297,352
Money Market
Money Market           $         $        $     $33,044,754    $ 7,869,720    $25,175,034    $32,435,901   $ 7,992,822   $24,443,079
Municipal Money        $         $        $     $ 1,185,824    $ 1,110,278    $    75,546    $ 1,209,756   $ 1,209,756   $         0
Market
National               $         $        $     $ 6,172,528    $ 3,539,989    $ 2,632,539    $ 4,956,565   $ 2,870,379   $ 2,086,186
Tax-Free Money
Market
Treasury Plus          $         $        $     $ 8,233,282    $ 8,233,282    $         0    $ 6,605,106   $ 2,203,677   $ 4,401,429
Money Market
100% Treasury          $         $        $     $20,421,034    $20,205,789    $   215,245    $14,592,829   $11,911,629   $ 2,681,200
Money Market

     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser
----------------------

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or the "Sub-Adviser"), an affiliate of Funds Management, to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

SUB-ADVISER FEE
 First $1B in assets        0.05%
 Next $2B in assets         0.03%
 Next $3B in assets         0.02%
 Over $6B in assets         0.01%

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                                                        FUND-LEVEL            CLASS-LEVEL
SHARE CLASS                                             ADMIN. FEE             ADMIN. FEE        TOTAL ADMIN. FEE
Class A, Class C, Sweep Class* and Daily Class*   First $5B       0.05%      0.22%  First $5B          0.27%
                                                   Next $5B       0.04%              Next $5B          0.26%
                                                  Over $10B       0.03%             Over $10B          0.25%
Administrator Class                               First $5B       0.05%      0.10%  First $5B          0.15%
                                                   Next $5B       0.04%              Next $5B          0.14%
                                                  Over $10B       0.03%             Over $10B          0.13%
Institutional Class                               First $5B       0.05%      0.08%  First $5B          0.13%
                                                   Next $5B       0.04%              Next $5B          0.12%
                                                  Over $10B       0.03%             Over $10B          0.11%
Service Class                                     First $5B       0.05%      0.12%  First $5B          0.17%
                                                   Next $5B       0.04%              Next $5B          0.16%
                                                  Over $10B       0.03%             Over $10B          0.15%

------
*   Sweep Class and Daily Class shares incepted on ______ __, 2010.

     Administrative Fees Paid. For the fiscal periods indicated below, the
     -------------------------
Funds paid the following administrative fees to Funds Management. The table does not contain information on the Municipal Cash Management Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund because these Funds did not commence operations until ___________ __, 2010.

                      FISCAL YEAR ENDED            FISCAL YEAR ENDED            FISCAL YEAR ENDED
                           2/28/10*                     2/29/09                      2/28/08
                                      ADMIN.                       ADMIN.                       ADMIN.
                                       FEES                         FEES                         FEES
                   ADMIN.              PAID     ADMIN.              PAID     ADMIN.              PAID
                    FEES               AFTER     FEES               AFTER     FEES              AFTER
                  INCURRED   WAIVER   WAIVER   INCURRED   WAIVER   WAIVER   INCURRED   WAIVER   WAIVER
California            $         $        $         $         $        $         $         $       $
Municipal Money
Market (Fund
Level)
Government            $         $        $         $         $        $         $         $       $
Money Market
(Fund Level)

                       FISCAL YEAR ENDED            FISCAL YEAR ENDED            FISCAL YEAR ENDED
                            2/28/10*                     2/29/09                      2/28/08
                                       ADMIN.                       ADMIN.                       ADMIN.
                                        FEES                         FEES                         FEES
                    ADMIN.              PAID     ADMIN.              PAID     ADMIN.              PAID
                     FEES               AFTER     FEES               AFTER     FEES              AFTER
                   INCURRED   WAIVER   WAIVER   INCURRED   WAIVER   WAIVER   INCURRED   WAIVER   WAIVER
Heritage Money         $         $        $         $         $        $         $         $       $
Market (Fund
Level)
 Service Class         $         $        $         $         $        $         $         $       $
Minnesota              $         $        $         $         $        $         $         $       $
Money Market
(Fund Level)
Money Market           $         $        $         $         $        $         $         $       $
(Fund Level)
Municipal Money        $         $        $         $         $        $         $         $       $
Market (Fund
Level)
National               $         $        $         $         $        $         $         $       $
Tax-Free Money
Market (Fund
Level)
Treasury Plus          $         $        $         $         $        $         $         $       $
Money Market
(Fund Level)
100% Treasury          $         $        $         $         $        $         $         $       $
Money Market
(Fund Level)

          ------
*Sweep Class shares of the California Municipal Money Market Fund, Government
       Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund commenced operations on _________ __, 2010. Class A shares of the Municipal Money Market Fund commenced operations on _______ __, 2010. Daily Class and Class C shares of the Money Market Fund commenced operations on __________ __, 2010. Administrator Class shares of the 100% Treasury Money Market Fund commenced operations on ________ __, 2010. Service Class shares of the Money Market Fund and Municipal Money Market Fund commenced operations on _________ __, 2010.

Distributor
-----------

     Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

     The California Municipal Money Market, Government Money Market, Minnesota Money Market, Municipal Money Market, National Tax-Free Money Market, New Jersey Municipal Money Market, New York Municipal Money Market, Pennsylvania Municipal Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds, for their Sweep Class shares, and the Money Market Fund, for it's Daily Class shares, have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Sweep Class shares of the California Municipal Money Market, Government Money Market, Minnesota Money Market, Municipal Money Market, National Tax-Free Money Market, New Jersey Municipal Money Market, New York Municipal Money Market, Pennsylvania Municipal Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds pay the Distributor, on a monthly basis, an annual fee of 0.35% and the Daily Share class of the Money Market Fund pays the Distributor, on a monthly basis, an annual fee of 0.25% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Sweep Class shares of the California Municipal Money Market, Government Money Market, Minnesota Money Market, Municipal Money Market, National Tax-Free Money Market, New Jersey Municipal Money Market, New York Municipal Money Market, Pennsylvania Municipal Money Market, Treasury Plus Money Market and 100% Treasury

Money Market Funds, as well as the Daily Class shares of the Money Market Fund incepted on _________ __, 2010, and as a result, have no reportable distribution-related expenses.

     The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled from each applicable Fund a fee up to the fees listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

FUND                                    FEE
 California Municipal Money Fund
  Sweep Class                         0.25%
 Government Money Market Fund

FUND                                  FEE
  Sweep Class                     0.25%
 Heritage Money Market
 Fund
  Service Class                   0.25%
 Minnesota Money Market Fund
  Sweep Class                     0.25%
 Money Market Fund
  Class C                         0.25%
  Daily Class                     0.25%
  Service Class                   0.25%
 Municipal Cash Management
 Money Market Fund
  Service Class                   0.25%
 Municipal Money Market Fund
  Service Class                   0.25%
  Sweep Class                     0.25%
 National Tax-Free Money Market Fund
  Sweep Class                     0.25%
 New Jersey Municipal Money Market Fund
  Class A                         0.25%
  Service Class                   0.25%
  Sweep Class                     0.25%
 New York Municipal Money Market Fund
  Class A                         0.25%
  Service Class                   0.25%
  Sweep Class                     0.25%
 Pennsylvania Municipal Money Market Fund
  Class A                         0.25%
  Service Class                   0.25%
  Sweep Class                     0.25%
 Treasury Plus Money Market Fund
  Sweep Class                     0.25%
 100% Treasury Money Market Fund
  Administrator Class             0.10%
  Sweep Class                     0.25%

     General. The Shareholder Servicing Plan will continue in effect from year
     --------
to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant
-----------------------------

     State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

     The Funds paid $xx,xxx in underwriting commissions to the Distributor for the fiscal period ended February 28, 2010. The Municipal Cash Management Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pensylvania Municipal Money Market Fund did not pay underwriting commissions to the Distributor for the fiscal period ended February 28, 2010 because operations did not commence until _________ __, 2010. The Funds paid $12,720 in underwriting commissions to the Distributor for the fiscal period ended February 28, 2009. The Funds paid $15,091 in underwriting commissions to the Distributor for the fiscal period ended February 29, 2008.

Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the WELLS FARGO ADVANTAGE FUNDS family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Adviser are on public file with, and are available from, the SEC.

                       DETERMINATION OF NET ASSET VALUE

     We determine the NAV of each Fund's shares each business day. We determine the NAV by subtracting a Fund Class' liabilities from its total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). However, the Funds may elect to remain open following an early close of the NYSE or to remain open on days when the Federal Reserve is open and the NYSE is closed. The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday. The Federal Reserve is closed on all days listed above (except Good Friday), as well as Columbus Day and Veterans Day.

     Purchase orders for a Fund received before such Fund's final NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's final NAV calculation time generally are processed at such Fund's first NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

     Purchases and Redemptions for Existing WELLS FARGO ADVANTAGE FUNDS Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing WELLS FARGO
------------------------
ADVANTAGE FUNDS account may purchase additional shares of funds or classes of funds within the

Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their WELLS FARGO ADVANTAGE FUNDS account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Extraordinary Circumstances Affecting Redemptions. Under the extraordinary
     --------------------------------------------------
circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day or for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  . Current and retired employees, directors/trustees and officers of: (i)
    WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

  . Family members, as defined in the prospectus, of any of the above.

     Minimum Initial Investment Waivers for Institutional, Service, and
     ------------------------------------------------------------------
Administrator Class shares. Upon approval by Funds Management, the minimum
--------------------------
initial investment amounts for Institutional, Service, and Administrator Class shares of Wells Fargo Advantage money market funds may be waived or satisfied for purchases made under the following circumstances:

  . Money market trading platforms and employee benefit plan programs that have plan assets of at least $10 million for Administrator Class shares and $100 million for Institutional Class shares.

  . Money Market trading platforms or employee benefit plan programs may invest in Service Class shares without a minimum restriction.

  . Former Strong money market fund shareholders who received shares of a Wells Fargo Advantage money market fund as a result of the reorganization of the Strong Funds into the Wells Fargo Advantage Funds and whose Wells Fargo Advantage money market fund account record remains active on the Fund's transfer agency system. An account remains on the transfer agency system indefinitely if a balance is maintained or for a period of at least six months for zero-balance accounts.

     Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional, Service, Administrator, and Select Class shares. The following are examples of relationships that may qualify for aggregation:

  . Related business entities, including:

     . Corporations and their subsidiaries;

     . General and Limited partners; and

     . Other business entities under common ownership or control.

  . Shareholder accounts that share a common tax-id number.

  . Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (I.E., a trust account or a solely owned business account).

     All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

     Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares
     --------------------------------------------------------------------------
Classes for Special Operational Accounts. Shares of any and all share classes
----------------------------------------
of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below
     ---------------------------------------------------------
is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2009 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2009, are not reflected:

     FINRA MEMBER FIRMS
     ------------------

  . 401(k) Investment Services, Inc.

  . ADP Broker-Dealer, Inc.

  . A.G. Edwards & Sons, Inc.

  . AIG Retirement Services Company

  . Ameriprise Financial Services, Inc.

  . Charles Schwab & Co., Inc.

  . Citigroup Global Markets, Inc.

  . CitiStreet Advisors LLC

  . DWS Investments Distributors, Inc.

  . Fidelity Brokerage Services LLC

  . Goldman, Sachs & Co.

  . GPC Securities, Inc.

  . GWFS Equities, Inc.

  . GunnAllen Financial, Inc.

  . H.D. Vest Financial Services

  . Hewitt Financial Services, LLC

  . J. P. Morgan Securities Inc.

  . LPL Financial Corp.

  . Mellon Financial Markets, LLC

  . Merrill Lynch, Pierce, Fenner & Smith, Inc.

  . Merriman Curhan Ford & Co. Inc.

  . Mid Atlantic Capital Corporation

  . Morgan Stanley DW Inc.

  . MSCS Financial Services, LLC

  . Nationwide Investment Services Corp.

  . Pershing LLC

  . Prudential Investment Management Services, LLC

  . Prudential Retirement Brokerage Services, Inc.

  . Raymond James & Associates, Inc.

  . RBC Dain Rauscher, Inc.

  . Robert W. Baird & Co.

  . Ross, Sinclaire & Associates, LLC

  . Security Distributors, Inc.

  . State Street Global Markets, LLC

  . TD Ameritrade Trust Company

  . UBS Financial Services, Inc.

  . VALIC Financial Advisors, Inc.

  . Wachovia Securities, LLC

  . Wells Fargo Investments

     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.

     In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

     The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Brokerage Commissions. For the fiscal periods ended February 28, 2010,
     ----------------------
February 28, 2009, and February 29, 2008, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of February 28, 2010, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below. The Municipal Cash Management Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund are not included in the table below because they commenced operations on ______ __, 2010, and therefore have no fees to report.

FUND                           BROKER/DEALER                 AMOUNT
 California Municipal          Bank of America                 $
 Money Market Fund
                               Barclay's Capital, Inc          $
                               Citigroup Inc.                  $
                               CS First Boston                 $
                               Deutsche Bank                   $
                               Goldman Sachs & Co              $
                               JP Morgan Chase & Co.           $
                               Morgan Stanley                  $
 Government Money Market       Bank of America                 $
 Fund
                               Barclay's Capital, Inc          $
                               Citigroup Inc.                  $
                               CS First Boston                 $
                               Deutsche Bank                   $
                               Goldman Sachs & Co              $
                               JP Morgan Chase & Co.           $
                               Morgan Stanley                  $
 Heritage Money Market         Bank of America                 $
 Fund
                               Barclay's Capital, Inc          $
                               Citigroup Inc.                  $
                               CS First Boston                 $
                               Deutsche Bank                   $
                               Goldman Sachs & Co              $
                               JP Morgan Chase & Co.           $
                               Morgan Stanley                  $
 Minnesota Money Market        Bank of America                 $
 Fund
                               Barclay's Capital, Inc          $
                               Citigroup Inc.                  $
                               CS First Boston                 $
                               Deutsche Bank                   $
                               Goldman Sachs & Co              $
                               JP Morgan Chase & Co.           $
                               Morgan Stanley                  $
 Money Market Fund             Bank of America                 $
                               Barclay's Capital, Inc          $
                               Citigroup Inc.                  $
                               CS First Boston                 $

                               Deutsche Bank                $
                               Goldman Sachs & Co            $
                               JP Morgan Chase & Co.         $
                               Morgan Stanley                $
 Municipal Money Market        Bank of America               $
 Fund
                               Barclay's Capital, Inc        $
                               Citigroup Inc.                $
                               CS First Boston               $
                               Deutsche Bank                 $
                               Goldman Sachs & Co            $
                               JP Morgan Chase & Co.         $
                               Morgan Stanley                $
 National Tax-Free Money       Bank of America               $
 Market Fund
                               Barclay's Capital, Inc        $
                               Citigroup Inc.                $
                               CS First Boston               $
                               Deutsche Bank                 $
                               Goldman Sachs & Co            $
                               JP Morgan Chase & Co.         $
                               Morgan Stanley                $
 Treasury Plus Money           Bank of America               $
 Market Fund
                               Barclay's Capital, Inc        $
                               Citigroup Inc.                $
                               CS First Boston               $
                               Deutsche Bank                 $
                               Goldman Sachs & Co            $
                               HSBC Securities               $
                               JP Morgan Chase & Co.         $
                               Morgan Stanley                $
 100% Treasury Money           Bank of America               $
 Market Fund
                               Barclay's Capital, Inc        $
                               Citigroup Inc.                $
                               CS First Boston               $
                               Deutsche Bank                 $
                               Goldman Sachs & Co            $
                               HSBC Securities               $
                               JP Morgan Chase & Co.         $
                               Morgan Stanley                $

                                 FUND EXPENSES

     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes and, as applicable, certain California and Minnesota taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

     Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

     As of February 28, 2010, there were no capital loss carry-forwards.

     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

     Excise Tax. If a Fund fails to distribute by December 31 of each calendar
     ----------
year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Taxation of Investments. In general, realized gains or losses on the sale
     -----------------------
of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable (or, in the case of the Tax-Free Funds (defined below), distributable) income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or
(iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (E.G., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     Although the Funds are not prohibited from investing directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or equity interests in taxable mortgage pools ("TMPs"), currently the Funds do not anticipate making any such investment. However, if a Fund makes any such investment, adverse tax consequences may result.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. Except for exempt-interest dividends (defined
     --------------------------
below) paid out by the California Municipal Money Market Fund, the California Municipal Money Market Trust, the Minnesota Money Market Fund, the Municipal Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (collectively, the "Tax-Free Funds"), distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.


     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. In general, as long as a Fund
     ----------------------------------
maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives or is deemed to receive a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

     In addition, if a shareholder holds shares of a Tax-Free Fund for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. Additionally, where a Tax-Free Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

     Federal Income Tax Rates. As of the date of this SAI, the maximum stated
     -------------------------
federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Reductions in individual federal income tax enacted in 2003 on "qualified dividend income" generally will not apply to Fund distributions.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Distributions from the Funds generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends.

     Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     Backup Withholding. A Fund is generally required to withhold and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind but excluding exempt-interest dividends (defined below)) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

     Foreign Shareholders. For purposes of this discussion, "foreign
     ---------------------
shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust),
(iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

     Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. This federal income tax withholding generally will not apply to exempt-interest dividends (defined below) from a Tax-Free Fund. Moreover, for taxable years beginning before January 1, 2008, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain dividends and, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Funds' net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

     In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related dividends or short-term capital gain dividends.

     Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

     Tax-Deferred Plans. Shares of the Funds may be available for a variety of
     -------------------
tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Tax-Free Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of certain distributions from the Tax-Free Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Tax-Exempt Shareholders. Shares of the Tax-Free Funds may not be suitable
     ------------------------
for tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) which invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Although currently the Funds do not anticipate making any such investment, the Funds are not prohibited from doing so. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an
     ----------------------------------
individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Additional Considerations for the Tax-Free Funds. If at least 50% of the
     -------------------------------------------------
value of a Fund's total assets at the close of each quarter of its taxable year consists of debt obligations that generate interest exempt from federal income tax under Section 103 of the Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.

     No later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Tax-Free Fund's distributions are exempt from federal income tax.

     Although exempt-interest dividends are generally exempt from federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes.

     In addition, an investment in a Tax-Free Fund may result in liability for federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Free Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28% and corporations are subject to the federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the federal AMT should consult their own tax advisers.

     The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on an opinion from the issuer's counsel that interest on the issuer's debt obligation will be exempt from federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay exempt-interest dividends. Similar challenges may occur with respect to state-specific exemptions.

     A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

     Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

                                                       PERCENTAGE OF TAX-
                                                      EXEMPT DISTRIBUTIONS
                                                        TREATED AS A TAX
FUND                                                    PREFERENCE ITEM
       California Municipal Money Market Fund        %
       Minnesota Money Market Fund                   %
       Municipal Money Market Fund                   %
       National Tax-Free Money Market Fund           %

     Additional Considerations for the California Municipal Money Market Fund
     ------------------------------------------------------------------------
("California Funds"). If, at the close of each quarter of its taxable year, at
--------------------
least 50% of the value of the total assets of a RIC consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California ("California Exempt Securities"), then the RIC will be qualified to make distributions that are exempt from California individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

     Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made by the Fund that is exempt from California individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California individual income tax law.

     In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" may be applicable for California income tax purposes. Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year.

     The foregoing is only a summary of some of the important California individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California individual income tax purposes only. Any distributions paid to shareholders subject to California franchise tax or California corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors that may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California tax situation, in general.

     Additional Considerations for the Minnesota Money Market Fund ("Minnesota
     -------------------------------------------------------------------------
Fund"). Shareholders of the Minnesota Fund, who are individuals, estates, or
------
trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Minnesota Fund generally will be subject to the regular Minnesota individual income tax. The Minnesota Fund intends to meet this 95% threshold, but no assurance can be provided that it will. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gain, generally are not exempt from the regular Minnesota individual income tax.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions to shareholders who are individuals, estates, or trusts that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax. However, Minnesota Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. The Fund's distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. As described above, the Code provides that interest on specified private activity bonds is a federal tax preference item, and that a exempt-interest distribution constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax.

     Additional Considerations for the New Jersey Municipal Money Market Fund.
     ------------------------------------------------------------------------
The fund must own 80% or more of the total principal amount of the fund's investments (excluding certain financial instruments related to interest bearing obligations such as options, forwards, and futures) in obligations issued by the State of New Jersey, local government entities within the State of New Jersey, or in certain circumstances, qualifying federal obligations, in order to pass through exempt interest and dividends for New Jersey Gross Income Tax purposes. If the fund fails this 80% test, the fund's distributions to shareholders may be taxable for New Jersey income tax purposes. Shareholders should be aware that interest paid or incurred on indebtedness used to purchase fund shares may be nondeductible. Distributions from the fund to corporate shareholders are generally subject to the New Jersey Franchise Tax or Income Tax, if applicable.

     Additional Considerations for the New York Municipal Money Market Fund. If
     ----------------------------------------------------------------------
at the close of each quarter of its tax year, at least 50% of the value of the fund's total assets consist of tax-exempt obligations for federal income tax purposes and such income is not includible in the shareholder's federal taxable income, then distributions paid to individual shareholders from the fund attributable to interest income on obligations of New York State or its political subdivisions shall be excludable from New York State and New York City taxable income.

     Corporate shareholders will be required to include exempt interest dividends as part of their "entire net income" for purposes of the New York State corporate franchise tax or New York City general corporate tax. In addition, their investment in the funds will be includible as either investment capital or business capital for purposes of these corporate taxes.

     Shareholders subject to New York City unincorporated business taxes will generally be subject to tax on income and gains distributed by the fund to the extent such distributions are not derived exclusively from the obligations of New York State or its political subdivisions. Shareholders will generally not, solely by reason of owning shares in the fund, be subject to the unincorporated business tax.

     For more detailed New York State and New York City tax information, shareholders are advised to consult with their tax adviser.

     Additional Considerations for the Pennsylvania Municipal Money Market
     ---------------------------------------------------------------------
Fund. Income dividends derived from Pennsylvania state tax-free securities are
----
exempt from the personal income tax of Pennsylvania. Fund capital gain distributions, regardless of whether related to tax-free securities) are not exempt from the personal income tax in Pennsylvania. However, for purposes of the City of Philadelphia school district investment income tax, capital gain dividends are exempt, as well as distributions derived from Pennsylvania state tax-free securities.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

     The Procedures set forth Funds Management's general position on various proposals, such as:

  . Routine Items - Funds Management will generally vote for uncontested
    -------------
    director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  . Corporate Governance - Funds Management will generally vote for charter
    --------------------
    and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  . Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
    that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  . Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
    Proxy Committee will examine these items on a case-by-case basis.

  . Shareholder Rights - Funds Management will generally vote against
    ------------------
    proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.


     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (E.G., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (I.E., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the
   ---------------------------------
"Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure
    ----------------------
that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     --------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.


     A. Complete Holdings. The complete portfolio holdings for each Fund
        -----------------
(except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

     B. Top Ten Holdings. Top ten holdings information (excluding derivative
        ----------------
positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

     C. Fund of Funds Structure.
        -----------------------
    1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
    2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited
    ----------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. Sub-Advisers. Sub-advisers shall have full daily access to Fund
        ------------
holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

     B. Money Market Portfolio Management Team. The money market portfolio
        --------------------------------------
management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C. Funds Management/Wells Fargo Funds Distributor, LLC.
        ----------------------------------------------------
     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
    2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
    3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. External Servicing Agents. Appropriate personnel employed by entities
        --------------------------
that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital

Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. Rating Agencies. Nationally Recognized Statistical Ratings
        ----------------
Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of
   -----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views,
    ------------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures,
     ---------------
including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

                                 CAPITAL STOCK

     The Funds is thirteen series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of _______ __, 2010, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

                     5% OWNERSHIP AS OF _________ __, 2010

                                                     PERCENTAGE
FUND                        NAME AND ADDRESS          OF CLASS
----------------------      ------------------      -----------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
 Fund Level                                         %
 Sweep Class                                        %
GOVERNMENT MONEY MARKET FUND
 Fund Level                                         %
 Sweep Class                                        %
HERITAGE MONEY MARKET FUND
 Fund Level                                         %
 Service Class                                      %
MINNESOTA MONEY MARKET FUND
 Fund Level                                         %
 Sweep Class                                        %
MONEY MARKET FUND
 Fund Level                                         %
 Class C                                            %
 Daily Class                                        %
 Service Class                                      %
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
 Fund Level                                         %
 Institutional Class                                %
 Service Class                                      %

                                                     PERCENTAGE
FUND                        NAME AND ADDRESS          OF CLASS
----------------------      ------------------      -----------
MUNICIPAL MONEY MARKET FUND
 Fund Level                                         %
 Class A                                            %
 Service Class                                      %
 Sweep Class                                        %
NATIONAL TAX-FREE MONEY MARKET FUND
 Fund Level                                         %
 Sweep Class                                        %
NEW JERSEY MUNICIPAL MONEY MARKET FUND
 Fund Level                                         %
 Class A                                            %
 Service Class                                      %
 Sweep Class                                        %
NEW YORK MUNICIPAL MONEY MARKET FUND
 Fund Level                                         %
 Class A                                            %
 Service Class                                      %
 Sweep Class                                        %
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
 Fund Level                                         %
 Class A                                            %
 Service Class                                      %
 Sweep Class                                        %
TREASURY PLUS MONEY MARKET FUND
 Fund Level                                         %
 Sweep Class                                        %
100% TREASURY MONEY MARKET FUND
 Fund Level                                         %
 Administrator Class                                %
 Sweep Class                                        %

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION

     The audited financial statements for the Funds for the fiscal year ended February 28, 2010, and the unaudited financial statements for the semi-annual period ended August 31, 2009, are hereby incorporated by reference to the Funds' Annual Reports and Semi-Annual Reports, respectively.

                                    APPENDIX

     The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

CORPORATE BONDS
---------------

     S&P
     ---

        S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     MOODY'S
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

     AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

     A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

     BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

     BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

     B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

     CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

     SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)
     ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        MOODY'S:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

     F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D(xxx) - Indicates actual or imminent payment default.

     Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, E.G. A1+, A1, A2 and A3.

Variable Rate Demand Obligations
--------------------------------

     S&P:

        SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

        SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

        SP-3 - Speculative capacity to pay principal and interest.

     MOODY'S:

        VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

                            WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                     PART C
                               OTHER INFORMATION

Item 23. Exhibits.
         --------

   EXHIBIT
    NUMBER         DESCRIPTION
---------------    ---------------------------------------------------------------------------------------
 (a)           -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective
                   Amendment No. 83, filed April 11, 2005.

 (b)           -   Not Applicable.

 (c)           -   Not Applicable.

 (d)     (1)   -   Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                   2009.

         (2)   -   Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust,
                   Wells Fargo Master Trust and Wells Fargo Funds Management, LLC; Schedule A,
                   incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                   2009.

         (3)   -   Investment Sub-Advisory Agreement with Schroder Investment Management North
                   America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May
                   1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

         (4)   -   Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                   Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No.
                   139, filed September 28, 2009.

         (5)   -   Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly
                   Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective
                   Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

         (6)   -   Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
                   Appendix B, incorporated by reference to Post-Effective Amendment No. 139, filed
                   September 28, 2009.

         (7)   -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

         (8)   -   Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

         (9)   -   Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005;
                   Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
                   88, filed December 1, 2005.

        (10)   -   Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and
                   Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March
                   1, 2008.


        (11)   -   Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to
                   Post-Effective Amendment No. 122, filed March 21, 2008.

        (12)   -   Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.

        (13)   -   Sub-Advisory Agreement with Evergreen Investment Management Company, LLC
                   ("Evergreen Investments"), incorporated by reference to Post-Effective Amendment No.
                   136, filed April 30, 2009.
(e)            -   Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                   2009.

(f)            -   Not Applicable.

(g)      (1)   -   Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells
                   Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC
                   and Wells Fargo Bank, N.A.,incorporated by reference to Post-Effective Amendment No.
                   134, filed January 28, 2009. Schedule 4, incorporated by reference to Post-Effective
                   Amendment No. 139, filed September 28, 2009.

         (2)   -   Master Custodian Agreement with State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(h)      (1)   -   Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to
                   Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed
                   September 28, 2009.

         (2)   -   Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter
                   Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April
                   11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Exhibit A, incorporated by reference to Post-Effective
                   Amendment No. 139, filed September 28, 2009.

         (3)   -   Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006;
                   Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed
                   September 28, 2009.

         (4)   -   Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No.
                   16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 139, filed September 28, 2009.

         (5)   -   Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(i)      (1)   -   Legal Opinion, to be filed.

         (2)   -   Not Applicable.

(j)      (A)   -   Consent of Independent Auditors, to be filed.

(j)      (1)   -   Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective
                   Amendment No. 72, filed June 30, 2004.

         (2)   -   Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective
                   Amendment No. 72, filed June 30, 2004.

         (3)   -   Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective
                   Amendment No. 72, filed June 30, 2004.

         (4)   -   Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective
                   Amendment No. 72, filed June 30, 2004.


         (5)   -   Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective
                   Amendment No. 90, filed March 1, 2006.

         (6)   -   Power of Attorney, Judith M. Johnson, incorporated by reference to Post-Effective
                   Amendment No. 131, filed October 1, 2008.

         (7)   -   Power of Attorney, Isaiah Harris, Jr., incorporated by reference to Post-Effective
                   Amendment No. 136, filed April 30, 2009.

         (8)   -   Power of Attorney, David F. Larcker, incorporated by reference to Post-Effective
                   Amendment No. 136, filed April 30, 2009.

         (9)   -   Power of Attorney, David Berardi, incorporated by reference to Post-Effective
                   Amendment No. 138, filed June 26, 2009.

        (10)   -   Power of Attorney, Jeremy DePalma, Jr.,incorporated by reference to Post-Effective
                   Amendment No. 138, filed June 26, 2009.

        (11)   -   Power of Attorney, Kasey Phillips, incorporated by reference to Post-Effective
                   Amendment No. 142, filed November 19, 2009.
(k)            -   Not Applicable.

(l)            -   Not Applicable.

(m)            -   Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed
                   November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment
                   No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 139, filed September 28, 2009.

(n)            -   Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 131, filed
                   October 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment
                   No. 134, filed January 28, 2009.

(o)            -   Not Applicable.

(p)      (1)   -   Joint Code of Ethics for Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells
                   Fargo Variable Trust, incorporated by reference to Post-Effective Amendment No. 145, filed December 21, 2009.

         (2)   -   Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds
                   Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 145, filed
                   December 21, 2009.

         (3)   -   RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 143, filed
                   November 25, 2009.

         (4)   -   Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                   Effective Amendment No. 138, filed June 26, 2009.

         (5)   -   Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                   Effective Amendment No. 138, filed June 26, 2009.

         (6)   -   Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

         (7)   -   Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-
                   Effective Amendment No. 111, filed June 29, 2007.

         (8)   -   Wells Capital Management Incorporated Code of Ethics, incorporated by reference to
                   Post-Effective Amendment No. 127, filed July 1, 2008.

         (9)   -   Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-
                   Effective Amendment No. 138, filed June 26, 2009.

        (10)   -   LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.


        (11)   -   Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective
                   Amendment No. 127, filed July 1, 2008.

        (12)   -   Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-
                   Effective Amendment No. 129, filed September 26, 2008.

        (13)   -   Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
                   Amendment No. 87, filed November 1, 2005.

        (14)   -   Global Index Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
                   Amendment No. 111, filed June 29, 2007.

        (15)   -   Phocas Financial Corporation Code of Ethics, incorporated by reference to Post-Effective
                   Amendment No. 138, filed June 26, 2009.

        (16)   -   Nelson Capital Management, LLC, Code of Ethics, incorporated by reference to Post-
                   Effective Amendment No. 139, filed September 28, 2009.

        (17)   -   Evergreen Investments Code of Ethics, incorporated by reference to Post-Effective
                   Amendment No. 145, filed December 21, 2009.


Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

     Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.
         ---------------

     Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

     (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

     To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

     (b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and

Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) ("RCM"), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (i) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (j) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (k) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (l) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (m) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (n) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (o) Nelson Capital Management, LLC ("Nelson") serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (p) Evergreen Investments serves as sub-adviser to the International Core Fund. The descriptions of Evergreen Investments in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Evergreen Investments is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27. Principal Underwriters.
         ----------------------

     (a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

     (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

(1)                                                  (2)                                (3)
NAME AND PRINCIPAL BUSINESS               POSITIONS AND OFFICES WITH         POSITIONS AND OFFICES WITH
ADDRESS                                          UNDERWRITER                            FUND
------------------------------------ ----------------------------------- ---------------------------------
Karla M. Rabusch                     Chairman of the Board               President
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
Cara Peck                            Director, President and Secretary   None
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

A. Erdem Cimen                       Director                            None
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Kevin J. Scott                       Financial Operations Officer        None
Wells Fargo Funds Management, LLC    (FINOP)
100 Heritage Reserve
Menomonee Falls, WI 53051

Carol J. Lorts                       Chief Compliance Officer            Assistant Secretary
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
Samuel H. Hom                        Anti-Money Laundering Compliance    Anti-Money Laundering Compliance
Wells Fargo Funds Distributor, LLC   Officer                             Officer
525 Market Street, 12th Floor
San Francisco, CA 94105

Randy Henze                          Director                            None

Wells Fargo Funds Management, LLC
100 Heritage Reserve
Menomonee Falls, WI 53051

     (c) Not Applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

     (d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

     (e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

     (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

     (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

     (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1100, Minneapolis, MN 55479.

     (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 1150, Dallas, TX 75201.

     (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue,
  22nd Floor, New York, New York 10022.

     (l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

     (m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666.

     (n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

     (o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

     (p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

     (q) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

     (r) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, suite 106, Alameda, California 94501.

     (s) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

     (t) Evergreen Investments maintains all Records relating to its services as investment sub-adviser at 200 Berkeley Street, Boston, MA 02116.

Item 29. Management Services.
         -------------------

     Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.
         ------------

                                  SIGNATURES
                                   ---------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 20th day of January, 2010.


                                WELLS FARGO FUNDS TRUST


                                By:   /s/ Carol J. Lorts
                                      --------------------
                                      Carol J. Lorts
                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                           TITLE                          DATE
----------------------------------- ------------------------------ --------


                  *                 Trustee
---------------------------------
Peter G. Gordon


                  *                 Trustee
---------------------------------
Isaiah Harris, Jr.


                  *                 Trustee
---------------------------------
Judith M. Johnson


                  *                 Trustee
---------------------------------
David F. Larcker


                  *                 Trustee
---------------------------------
Olivia S. Mitchell


                  *                 Trustee
---------------------------------
Timothy J. Penny


                  *                 Trustee
---------------------------------
Donald C. Willeke


                  *                 President
---------------------------------   (Principal Executive Officer)
Karla M. Rabusch


                  *                 Treasurer
---------------------------------
Kasey Phillips


                  *                 Assistant Treasurer
---------------------------------   (Principal Financial Officer)
David Berardi


                  *                 Assistant Treasurer            1/20/10
---------------------------------   (Principal Financial Officer)
Jeremy DePalma



* By:   /s/ Carol J. Lorts
        --------------------
        Carol J. Lorts
        As Attorney-in-Fact
        January 20, 2010